                                                                    FIXED INCOME

                                                         LOOMIS SAYLES BOND FUND

                                                  LOOMIS SAYLES GLOBAL BOND FUND

                                                   LOOMIS SAYLES HIGH YIELD FUND

                                   LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

                                        LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                              LOOMIS SAYLES SHORT-TERM BOND FUND

                                   LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
                         [LOGO OF LOOMIS SAYLES FUNDS]

                SEMI-ANNUAL REPORT

                MARCH 31, 2001

TABLE OF CONTENTS


Corporate Overview                                        1

Letter from the President                                 3

Economic and Market Overview                              4

Institutional Class Total Return vs. Lipper Category
Average and
Lipper Category Index                                     6

Fund and Manager Reviews                                  8

Portfolio of Investments                                 22

Statements of Assets and Liabilities                     64

Statements of Operations                                 66

Statements of Changes in Net Assets                      68

Financial Highlights                                     76

Notes to Financial Statements                            92

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P.

From the outset, Loomis Sayles has recognized the importance of maintaining an environment that provides our portfolio managers with the independence they need to perform effectively. This culture has enabled us to consistently attract talented investment professionals to our ranks -- to achieve the best possible results for our shareholders.

In concert with one of the largest and most experienced staff of career analysts and economists in the industry today, Loomis Sayles' portfolio managers take the lead in uncovering investment opportunities in the ever-changing global markets.


PHONE 800-626-9390 FOR INFORMATION ABOUT:

 . Establishing an account

 . Account procedures and status

 . Exchanges

 . Shareholder services

PHONE 800-633-3330 FOR ALL OTHER FUND INFORMATION:

To request any of the following, press or say the number

1 Automated account balances, last transaction, and distribution information

2 Speak to a customer service representative regarding an existing account

3 Net asset values and yields

4 Speak to a marketing representative

5 Advisory and broker/dealer services

6 Institutional and high net worth operations, trading and client services

As always, we are interested in your comments and in answering any questions. For more complete information about any of the Loomis Sayles Funds, including charges and expenses, please call Loomis Sayles Distributors, L.P. for a free prospectus at 800-633-3330 Monday through Friday, 8:45 a.m. to 4:45 p.m. EST. Read it carefully before you invest or send money.

                      [This Page Intentionally Left Blank]

LETTER FROM THE PRESIDENT

[PHOTO]
DANIEL J. FUSS
President and
Portfolio Manager

            Dear Shareholders,

            The six-month period ended March 31,
            2001, was an excellent lesson in the
            importance of broad portfolio
            diversification. As history continues
            to demonstrate, stocks and bonds have
            an inverse relationship, and investing
            in a diversified portfolio may be the
            key to consistent, long-term
            performance.


            A combination of a rapidly-slowing
            economy, lower interest rates, earnings
            disappointments and general market,
            economic and corporate uncertainty
            shook up the financial markets and led
            to broad performance disparities
            between asset classes and among styles.
            Overall, bonds fared much better than
            stocks, and the higher the quality, the
            better the performance. Corporate bonds
            improved somewhat later in the period,
            but spreads, or the difference in yield
            between corporate bonds and comparable-
            maturity Treasuries, remain
            historically wide. Nevertheless, we
            view this as a major buying opportunity
            for corporate bonds.

Within the stock market, growth stocks remained deep in the doldrums, while value stocks held their own. For stock investors, smaller was better, as investors shunned larger-cap stocks in favor of better valuations and stronger earnings prospects within the smaller-cap universe. All the carnage in the growth-stock area, particularly among technology stocks, has created some promising buying opportunities. Quality stocks that once were untouchable because their valuations had gotten too high have fallen to attractive levels.


Looking ahead, there are many reasons to remain optimistic toward the financial markets. The most important fundamental--peace in the world--has not changed. Also, the economies of the world have slowed and, as such, are not pulling liquidity away from the financial markets. Furthermore, central banks around the world recognize the economic situation and are moving toward easing. Thus, the liquidity underpinning of the markets is certainly as good as it normally gets.

Sincerely,

/s/ Daniel J. Fuss
Daniel J. Fuss
President
Loomis Sayles Funds

ECONOMIC AND MARKET OVERVIEW


SEMI-ANNUAL REPORT FOR THE PERIOD ENDED MARCH 31, 2001


STOCK MARKET REVIEW
The volatility in the market during the past six months has certainly tested the mettle of even the most ardent of stock investors. As difficult as it can be to remain focused on long-term goals, we believe those that do will ultimately be rewarded for their steadfastness. Investors should find some solace in knowing that historically, each time the market has experienced an extended period of decline it has come back to set new highs.

When the turnaround will begin remains unknown. What is known is that the tech heavy NASDAQ Index plunged 50 percent for the six month period ended March 31, 2001. A drop of this magnitude in any domestic index had not been seen since the early days of the Great Depression, when the Dow Jones Industrial Average
(DJIA) fell 89 percent from September 1929 to May 1932. The S&P 500 Index was down nearly 19 percent for the six-month period ended March 31, 2001, its biggest decline since 1987.

Investors looked for a market bottom -- a defining moment akin to "Black Monday" in 1987 when the DJIA sank 508 points in a single day -- but it continued to move lower. Instead, there were indications that rather than one final cataclysmic drop the market was in the midst of a period of rolling capitulations -- systematically taking down industry groups one-by-one. This clearly has been the case in technology.

That's not to say that there has been no place for investors to make money. In the last six months, a number of sectors provided positive returns for investors, including consumer staples (+6.4%), retail (+4.2%), transportation (+18.4%), and basic materials (+15.0%).

Some of this is attributable to the fact that consumer spending has held up better than business spending of late, and part of it is simply the result of a natural rotation in the market, where sellers of technology stocks became buyers in stocks with very different economic fundamentals such as higher sensitivity to changes in interest rates.

BOND MARKET REVIEW
If investors took away one important lesson from the past six months, it was that diversification still matters. According to the Lehman Aggregate and S&P 500 Indices, bonds culminated 2000 by handily outperforming stocks by almost 20 percent for the year and continued their dominance over equities (+3.2 percent vs. -12.1 percent) right through the first quarter of 2001.

Treasuries played an important role in powering bond returns. In the the fourth quarter of 2000, the major driver was the rising fear that the economy was slowing much more rapidly than earlier anticipated. Seemingly overnight, bondholders switched from looking for a "soft landing" to debating the probability of a recession. Treasury yields plunged as investors thought the Federal Reserve might soon begin pushing interest rates lower in an attempt to avert a recession. They were correct.

Looking to buoy the economy, the Federal Reserve stepped in and cut interest rates three times in the first quarter 2001, reducing the overnight rate by 1.5 percent. Three-month Treasury bill yields fell from 5.90 percent on December 31, 2000 to 4.28 percent on March 31, 2001, while the 30-year Treasury remained perfectly steady at 5.46 percent. The two January easings spurred a strong rally in corporate bonds, particularly high yields which jumped 7.5 percent. Although, as earnings disappointments and renewed fears of recession continued to mount in February, the market had all it could do to hold its own.

The rapid decline in interest rates significantly impacted mortgage bonds, as homeowners rushed to refinance their mortgages at the newly available lower rates. This meant that older, higher-yielding mortgage securities were disappearing from the market and being replaced with newer, lower-yielding ones.

Based on several Lehman Indices, for the six-month period, investment-grade bonds as a group were up 7.4 percent, with credits edging out government issues by a margin of 7.8 percent to 7.6 percent. Mortgage bonds (which make up over one-third of this universe) lagged at 6.7 percent. High yield securities, despite the strong January rebound, returned a scant 0.8 percent for the period.

INSTITUTIONAL CLASS


TOTAL RETURN(/1/) VS. LIPPER CATEGORY AVERAGE AND LIPPER CATEGORY INDEX(/2/)
FOR THE PERIODS ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                    6                                   SINCE
                                                 MONTHS  1 YEAR  3 YEARS 5 YEARS INCEPTION(/3/)(/4/)
----------------------------------------------------------------------------------------------------
 LOOMIS SAYLES BOND FUND                          0.78%   0.54%   3.37%   7.56%        10.76%
 Lipper Corporate Debt Funds BBB-Rated Average    6.38%   9.64%   4.55%   6.45%         8.19%
 Rank                                              NA    149/153 84/103   6/68          1/24
 Percentile                                        NA      97      81       9             4
 Lipper Corporate Debt Funds BBB-Rated Index      6.16%   9.44%   4.71%   6.52%         7.80%
 LOOMIS SAYLES GLOBAL BOND FUND                   3.61%  -0.39%   3.26%   5.77%         7.47%
 Lipper Global Income Funds Average               3.42%   2.75%   1.74%   4.05%         5.64%
 Rank                                              NA    78/108  29/103   19/78         4/21
 Percentile                                        NA      72      28      25            19
 Lipper Global Income Funds Index                 3.81%   3.49%   1.73%   4.24%         5.87%
 LOOMIS SAYLES HIGH YIELD FUND                   -3.35%  -1.10%   1.92%    NA           5.86%
 Lipper High Current Yield Funds Average         -2.37%  -3.20%  -2.07%    NA           2.93%
 Rank                                              NA    162/368 29/241    NA          22/150
 Percentile                                        NA      44      12      NA            15
 Lipper High Current Yield Funds Index           -4.05%  -5.18%  -2.16%    NA           3.05%
 LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND    6.82%  11.12%   5.99%    NA           6.37%
 Lipper Intermediate Investment Grade
  Debt Funds Average                              6.88%  11.21%   5.86%    NA           6.55%
 Rank                                              NA    173/287 101/218   NA          95/166
 Percentile                                        NA      61      47      NA            57
 Lipper Intermediate Investment Grade
  Debt Funds Index                                7.27%  11.85%   6.26%    NA           6.85%

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.

(/1/)Total return for periods greater than one year represents average annual total return. Total returns shown reflect, if any, the effect of fee waivers and/or expense reimbursements. Without such waivers and/or expense reimbursements, performance and rankings would have been lower. Periods less than one year are not annualized.
(/2/)Lipper Category Average total return represents the average annual total return for all funds in each fund's corresponding investment category as determined by Lipper Inc. The Lipper Category Index total return represents the average annual total return of 30 funds in each fund's corresponding investment category as determined by Lipper Inc. Rankings are based on the total return of each fund for the period relative to the total return of all funds in that Fund's corresponding investment category. It is not possible to invest directly in an index. Source:
     Lipper Inc.

--------------------------------------------------------------------------------

                                                                    SINCE
                            6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(/3/)(/4/)
--------------------------------------------------------------------------------
 LOOMIS SAYLES INVESTMENT
 GRADE BOND FUND             5.69%    7.45%   5.59%    NA           7.92%
 Lipper Corporate Debt
  Funds BBB-Rated Average    6.38%    9.64%   4.55%    NA           5.92%
 Rank                          NA    130/153 44/103    NA           2/81
 Percentile                    NA      85      43      NA             3
 Lipper Corporate Debt
  Funds BBB-Rated Index      6.16%    9.44%   4.71%    NA           6.14%
 LOOMIS SAYLES SHORT-TERM
 BOND FUND                   4.00%    8.37%   5.70%   6.09%         5.84%
 Lipper Short Investment
  Grade Debt Funds
  Average                    5.70%    8.97%   5.81%   5.94%         5.55%
 Rank                          NA    87/108   61/98   27/71         9/29
 Percentile                    NA      81      62      38            31
 Lipper Short Investment
  Grade Debt Funds Index     5.22%    9.14%   5.91%   6.10%         5.72%
 LOOMIS SAYLES U.S.
 GOVERNMENT SECURITIES
 FUND                        7.94%   12.76%   7.11%   8.33%         9.18%
 Lipper General U.S.
  Government Funds
  Average                    6.98%   11.41%   5.84%   6.48%         7.07%
 Rank                          NA    18/169   6/149   4/119         1/48
 Percentile                    NA      11       4       4             3
 Lipper General U.S.
  Government Funds
  Index                      7.18%   11.76%   5.87%   6.54%         6.74%

(/3/)Actual Inception Dates:

  Bond Fund         May 16, 1991
  Global Bond Fund  May 10, 1991
  High Yield Fund   September 11, 1996
  Intermediate
   Maturity Bond
   Fund             December 31, 1996
  Investment Grade
   Bond Fund        December 31, 1996
  Short-Term Bond
   Fund             August 3, 1992
  U.S. Government
   Securities Fund  May 21, 1991

(/4/)Index Performance and Lipper data is reported as of month-end. For each fund with an inception date other than at month-end, such performance data is presented as of the month-end following the fund's inception date.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES BOND FUND

                          KEY FUND FACTS

                          Objective | High total investment return

                          Strategy | Invests in investment grade fixed income securities, although up to 20% of total assets may be in preferred stocks


 [PHOTO]        [PHOTO]

 DANIEL J.     KATHLEEN C.
   FUSS         GAFFNEY


Fund Inception Date | 5/16/91

Commencement Of Operations Of Class | Institutional: 5/16/91; Retail: 1/2/97;
Admin: 1/2/98

Expense Ratio | Institutional: 0.75%; Retail: 1.00%; Admin: 1.25%

Total Net Assets (all classes) | $1,658.7 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional, Retail and Admin classes of the Bond Fund returned 0.78%, 0.67% and 0.50%, respectively, compared to the 7.71% return for the Fund's benchmark, the Lehman Brothers Government/Credit Bond Index. The average corporate debt BBB-rated fund, as measured by Lipper Inc., posted a total return of 6.38% for the same period.

PORTFOLIO REVIEW
The bond market continued to experience a flight to quality, with higher-quality, intermediate-maturity credits posting significant returns. Nevertheless, much of the Fund's underperformance had little to do with credit-quality or maturity issues but more with currency exposure. Early in the period we increased the Fund's exposure to securities denominated in the Canadian dollar, the New Zealand dollar and the Euro. They were attractively priced securities, and we expected them to perform well as the U.S. economy slowed and investors reallocated their resources. But, the U.S. dollar remained strong, serving as the safe haven for worldwide investors and causing other currencies to underperform.

On the positive side, our exposure to California energy securities started to pay off, as California utilities agreed to a rate increase to help offset the cost of purchasing wholesale power on the open market. We expect that this should begin the process of repaying suppliers and debt holders.

PORTFOLIO POSITIONING
We continue to purchase discounted credits with fairly long maturities and call protection. Our goal is to find value in the marketplace through fundamental bond analysis in conjunction with relative value analysis. Although we are aware of the short-term technical factors in the market, the current yield environment and economic fundamentals, our approach emphasizes individual security selection and long-term capital and price appreciation.


/s/ Dan Fuss               /s/ Kathleen C. Gaffney
Daniel J. Fuss             Kathleen C. Gaffney

                            AVERAGE ANNUAL RETURNS--PERIODS ENDED MARCH 31, 2001

-------------------------------------------------------------------------------
                                                                      SINCE
                                  6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
-------------------------------------------------------------------------------
LOOMIS SAYLES BOND FUND
 (INSTITUTIONAL)                    0.78%   0.54%   3.37%   7.56%     10.76%
LOOMIS SAYLES BOND FUND
 (RETAIL)(B)                        0.67%   0.29%   3.10%   7.29%     10.49%
LOOMIS SAYLES BOND FUND
 (ADMIN)(B)                         0.50%   0.06%   2.86%   6.81%      9.86%
Lipper Corporate Debt Funds BBB-
 Rated Index(c)                     6.16%   9.44%   4.71%   6.52%      7.80%
Lehman Brothers
 Government/Credit Bond Index(d)    7.71%  12.41%   6.80%   7.42%      8.02%

                                      CUMULATIVE PERFORMANCE--5/31/91 TO 3/31/01


                                    [GRAPH]

                        Lipper        Loomis      Lehman Brothers
                       Corporate      Sayles      Government/Corp.
                       Debt funds      Bond           Bond
                       BBB-Rated      Fund(e)         Index
                        Index
        5/31/91         10,000         10,000         10,000
        6/30/91          9,975          9,849          9,989
        7/31/91         10,084         10,090         10,114
        8/31/91         10,327         10,502         10,348
        9/30/91         10,551         10,522         10,564
       10/31/91         10,648         10,815         10,658
       11/30/91         10,734         10,702         10,764
       12/31/91         11,137         10,931         11,127
        1/31/92         11,001         11,102         10,962
        2/29/92         11,062         11,380         11,021
        3/31/92         11,025         11,294         10,960
        4/30/92         11,083         11,456         11,026
        5/31/92         11,308         11,794         11,240
        6/30/92         11,473         11,838         11,404
        7/31/92         11,789         12,222         11,696
        8/31/92         11,897         12,333         11,801
        9/30/92         12,041         12,399         11,962
       10/31/92         11,830         12,255         11,779
       11/30/92         11,843         12,380         11,770
       12/31/92         12,040         12,493         11,971
        1/31/93         12,303         12,927         12,231
        2/28/93         12,593         13,180         12,485
        3/31/93         12,671         13,446         12,528
        4/30/93         12,766         13,650         12,624
        5/31/93         12,796         13,871         12,617
        6/30/93         13,084         14,164         12,904
        7/31/93         13,206         14,508         12,986
        8/31/93         13,513         14,770         13,284
        9/30/93         13,553         14,795         13,331
       10/31/93         13,647         15,018         13,385
       11/30/93         13,490         15,081         13,234
       12/31/93         13,581         15,269         13,292
        1/31/94         13,816         15,873         13,492
        2/28/94         13,515         15,604         13,198
        3/31/94         13,130         15,040         12,875
        4/30/94         12,971         14,703         12,769
        5/31/94         12,938         14,648         12,745
        6/30/94         12,885         14,607         12,715
        7/31/94         13,105         14,830         12,969
        8/31/94         13,157         15,052         12,975
        9/30/94         12,975         14,872         12,778
       10/31/94         12,934         14,803         12,764
       11/30/94         12,899         14,605         12,741
       12/31/94         12,964         14,647         12,825
        1/31/95         13,173         14,953         13,072
        2/28/95         13,474         15,390         13,375
        3/31/95         13,580         15,725         13,464
        4/30/95         13,824         16,300         13,652
        5/31/95         14,420         17,174         14,224
        6/30/95         14,529         17,411         14,338
        7/31/95         14,495         17,362         14,283
        8/31/95         14,708         17,723         14,465
        9/30/95         14,880         18,160         14,612
       10/31/95         15,079         18,340         14,827
       11/30/95         15,326         18,890         15,071
       12/31/95         15,579         19,328         15,293
        1/31/96         15,705         19,721         15,388
        2/29/96         15,375         19,124         15,062
        3/31/96         15,261         19,139         14,935
        4/30/96         15,164         18,984         14,833
        5/31/96         15,153         19,192         14,808
        6/30/96         15,327         19,448         15,006
        7/31/96         15,365         19,438         15,041
        8/31/96         15,357         19,600         15,004
        9/30/96         15,665         20,209         15,270
       10/31/96         16,041         20,884         15,627
       11/30/96         16,398         21,696         15,915
       12/31/96         16,240         21,318         15,737
        1/31/97         16,291         21,300         15,756
        2/28/97         16,384         21,610         15,789
        3/31/97         16,131         21,266         15,601
        4/30/97         16,369         21,543         15,830
        5/31/97         16,557         22,017         15,977
        6/30/97         16,804         22,508         16,169
        7/31/97         17,385         23,666         16,664
        8/31/97         17,155         23,148         16,477
        9/30/97         17,456         23,898         16,736
       10/31/97         17,634         23,818         17,004
       11/30/97         17,720         23,945         17,093
       12/31/97         17,910         24,024         17,273
        1/31/98         18,138         24,323         17,516
        2/28/98         18,132         24,585         17,481
        3/31/98         18,224         24,941         17,534
        4/30/98         18,302         25,036         17,623
        5/31/98         18,458         25,036         17,812
        6/30/98         18,594         25,055         17,993
        7/31/98         18,579         24,788         18,008
        8/31/98         18,444         23,007         18,359
        9/30/98         18,825         23,801         18,884
       10/31/98         18,592         23,731         18,751
       11/30/98         18,936         25,182         18,863
       12/31/98         18,983         25,152         18,909
        1/31/99         19,148         25,615         19,043
        2/28/99         18,734         25,152         18,591
        3/31/99         18,943         26,057         18,683
        4/30/99         19,079         26,955         18,729
        5/31/99         18,821         26,333         18,536
        6/30/99         18,722         26,161         18,478
        7/31/99         18,628         25,764         18,427
        8/31/99         18,559         25,524         18,412
        9/30/99         18,719         25,611         18,578
       10/31/99         18,755         25,631         18,627
       11/30/99         18,801         25,876         18,616
       12/31/99         18,770         26,284         18,503
        1/31/00         18,715         26,238         18,498
        2/29/00         18,946         27,037         18,730
        3/31/00         19,120         27,402         19,000
        4/30/00         18,888         26,662         18,908
        5/31/00         18,744         26,290         18,890
        6/30/00         19,219         27,127         19,276
        7/31/00         19,301         27,243         19,480
        8/31/00         19,653         27,859         19,755
        9/30/00         19,709         27,338         19,830
       10/31/00         19,645         26,628         19,954
       11/30/00         19,828         26,507         20,295
       12/31/00         20,243         27,430         20,696
        1/31/01         20,732         28,223         21,043
        2/28/01         20,937         28,298         21,260
        3/31/01         20,924         27,550         21,358

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is May 16, 1991. Since Lipper Corporate Debt Funds BBB-Rated Index and Lehman Brothers Government/Credit Bond Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991. Inception dates of the Retail and Admin Classes of shares are December 31, 1996 and January 2, 1998, respectively.
(b) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (January 2, 1998) represent the performance of the Institutional Class of shares since inception during the periods shown, adjusted to reflect the current fees payable by the respective classes of shares.
(c) The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
    Source: Lipper Inc.
(d) Lehman Brothers Government/Credit Bond Index is an unmanaged composite of approximately 5,300 corporate and government issues with at least $100 million outstanding for government issues and $25 million for corporates, and greater than 1 year maturity. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Cumulative performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES GLOBAL BOND FUND

                          KEY FUND FACTS

                          Objective | High total investment return

                          Strategy | Invests primarily in investment grade fixed income securities worldwide


  [PHOTO]      [PHOTO]
    KEN         DAVID
  BUNTROCK     ROLLEY


Fund Inception Date | 5/10/91

Commencement of Operations of Class | Institutional: 5/10/91; Retail: 1/2/97

Expense Ratio | Institutional: 0.90%; Retail: 1.15%

Total Net Assets (all classes) | $47.4 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional and Retail classes of the Global Bond Fund returned 3.61% and 3.45%, respectively, compared to the 1.12% return for the Fund's benchmark, the Salomon Brothers World Government Bond Index. The average global income fund, as measured by Lipper Inc., posted a total return of 3.42% for the same period.

PORTFOLIO REVIEW
We followed a strategy that overweighted the Fund in undervalued currencies and bond markets. At the beginning of the period, these included securities denominated in the Euro and smaller European markets and Australia and New Zealand. Later on, we reduced our Euro-denominated holdings, as the price had moved up significantly, and the Fund's currency exposure had increased with the appreciation.

Most bonds in the portfolio performed well in local currency terms. Nevertheless, a surprisingly strong U.S. dollar hurt the non-dollar holdings when translated back to the portfolio-base currency. We started the period bearish toward the U.S. dollar and overweighted in non-dollar currencies. This was an effective strategy for the first three months of the period. But, by the end of March, the Australian dollar, New Zealand dollar and Euro were much weaker relative to the U.S. dollar.

PORTFOLIO POSITIONING
We believe the U.S. dollar is overvalued and vulnerable to significant declines. As such, the Fund's exposure to non-dollar holdings remains high. Almost half of the portfolio is invested in securities denominated in European currencies on an unhedged basis. We also have rebalanced some of our exposure to emerging markets securities, reducing the Fund's exposure to Thai, Korean and Philippine securities and increasing its exposure to Mexican securities.

/s/Ken Buntrock        /s/David Rolley
Ken Buntrock           David Rolley

                            AVERAGE ANNUAL RETURNS--PERIODS ENDED MARCH 31, 2001

-----------------------------------------------------------------------------
                                                                    SINCE
                                6 MONTHS 1 YEAR  3 YEARS 5 YEARS INCEPTION(a)
-----------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL BOND FUND
 (INSTITUTIONAL)                  3.61%  -0.39%   3.26%   5.77%     7.47%
LOOMIS SAYLES GLOBAL BOND FUND
 (RETAIL)(B)                      3.45%  -0.65%   3.01%   5.54%     7.35%
Lipper Global Income Funds
 Index(c)                         3.81%   3.49%   1.73%   4.24%     5.87%
Salomon Brothers World
 Government Bond Index(d)         1.12%  -1.68%   2.56%   2.85%     6.75%

                                      CUMULATIVE PERFORMANCE--5/31/91 TO 3/31/01


                                    [GRAPH]

                    Lipper Global Loomis Sayles Salomon Brothers
                    Income Funds   Global Bond  World Government
                       Index         Fund(e)     Bond Index

        5/31/91        10,000        10,000        10,000
        6/30/91         9,829         9,560         9,895
        7/31/91         9,979         9,860        10,107
        8/31/91        10,125        10,000        10,302
        9/30/91        10,453        10,530        10,706
       10/31/91        10,566        10,581        10,818
       11/30/91        10,577        10,822        10,987
       12/31/91        10,940        11,687        11,558
        1/31/92        10,759        11,266        11,353
        2/29/92        10,808        11,174        11,290
        3/31/92        10,750        11,112        11,170
        4/30/92        10,832        11,215        11,250
        5/31/92        11,059        11,604        11,595
        6/30/92        11,225        12,045        11,920
        7/31/92        11,418        12,351        12,197
        8/31/92        11,492        12,222        12,539
        9/30/92        11,356        11,846        12,664
       10/31/92        11,338        11,995        12,321
       11/30/92        11,224        11,732        12,125
       12/31/92        11,325        11,786        12,197
        1/31/93        11,476        11,809        12,410
        2/28/93        11,740        12,060        12,654
        3/31/93        11,860        12,357        12,849
        4/30/93        12,005        12,735        13,120
        5/31/93        12,136        12,816        13,252
        6/30/93        12,292        12,388        13,223
        7/31/93        12,435        12,249        13,263
        8/31/93        12,733        12,900        13,660
        9/30/93        12,724        13,190        13,822
       10/31/93        12,896        13,422        13,798
       11/30/93        12,812        13,294        13,699
       12/31/93        13,095        13,508        13,816
        1/31/94        13,256        13,765        13,927
        2/28/94        12,810        13,362        13,836
        3/31/94        12,411        13,007        13,816
        4/30/94        12,315        12,922        13,832
        5/31/94        12,226        12,638        13,711
        6/30/94        12,122        12,192        13,909
        7/31/94        12,220        12,268        14,019
        8/31/94        12,222        12,218        13,971
        9/30/94        12,255        12,155        14,072
       10/31/94        12,374        12,193        14,298
       11/30/94        12,320        12,343        14,101
       12/31/94        12,152        12,331        14,140
        1/31/95        12,169        12,256        14,437
        2/28/95        12,340        12,230        14,806
        3/31/95        12,660        11,967        15,686
        4/30/95        12,965        12,507        15,976
        5/31/95        13,394        13,260        16,426
        6/30/95        13,383        13,109        16,522
        7/31/95        13,484        13,461        16,561
        8/31/95        13,435        13,900        15,992
        9/30/95        13,660        14,177        16,349
       10/31/95        13,786        14,340        16,471
       11/30/95        14,022        14,943        16,657
       12/31/95        14,308        15,279        16,832
        1/31/96        14,476        15,641        16,624
        2/29/96        14,223        15,319        16,539
        3/31/96        14,234        15,400        16,516
        4/30/96        14,356        15,695        16,450
        5/31/96        14,397        15,789        16,454
        6/30/96        14,537        16,151        16,583
        7/31/96        14,686        16,124        16,901
        8/31/96        14,820        16,298        16,967
        9/30/96        15,101        16,792        17,036
       10/31/96        15,407        17,197        17,355
       11/30/96        15,782        17,736        17,583
       12/31/96        15,742        17,574        17,441
        1/31/97        15,608        17,360        16,975
        2/28/97        15,619        17,645        16,848
        3/31/97        15,425        17,488        16,720
        4/30/97        15,470        17,403        16,573
        5/31/97        15,692        17,801        17,023
        6/30/97        15,882        18,200        17,226
        7/31/97        16,016        18,399        17,092
        8/31/97        15,934        18,186        17,082
        9/30/97        16,274        18,556        17,446
       10/31/97        16,257        18,300        17,808
       11/30/97        16,258        18,243        17,535
       12/31/97        16,312        17,979        17,482
        1/31/98        16,432        18,374        17,652
        2/28/98        16,573        18,724        17,795
        3/31/98        16,643        18,511        17,619
        4/30/98        16,775        18,754        17,901
        5/31/98        16,756        18,694        17,943
        6/30/98        16,705        18,314        17,969
        7/31/98        16,778        18,481        17,993
        8/31/98        16,176        17,387        18,483
        9/30/98        16,839        18,131        19,466
       10/31/98        16,983        19,165        20,042
       11/30/98        17,162        19,955        19,759
       12/31/98        17,344        19,883        20,157
        1/31/99        17,381        20,278        19,972
        2/28/99        16,935        19,998        19,330
        3/31/99        17,070        20,655        19,379
        4/30/99        17,225        21,461        19,371
        5/31/99        16,881        20,935        19,045
        6/30/99        16,722        20,705        18,711
        7/31/99        16,781        20,803        19,170
        8/31/99        16,746        20,557        19,259
        9/30/99        16,898        20,705        19,559
       10/31/99        16,875        20,623        19,549
       11/30/99        16,788        20,477        19,345
       12/31/99        16,868        20,643        19,297
        1/31/00        16,591        20,121        18,886
        2/29/00        16,729        20,229        18,750
        3/31/00        16,929        20,463        19,331
        4/30/00        16,608        19,743        18,700
        5/31/00        16,601        19,797        18,846
        6/30/00        16,964        20,319        19,303
        7/31/00        16,913        20,103        18,976
        8/31/00        16,903        19,887        18,833
        9/30/00        16,879        19,671        18,796
       10/31/00        16,711        19,059        18,557
       11/30/00        16,954        19,406        18,926
       12/31/00        17,572        20,573        19,604
        1/31/01        17,750        20,898        19,579
        2/28/01        17,723        20,879        19,572
        3/31/01        17,521        20,382        19,007

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is May 10, 1991. Since Lipper Global Income Funds Index and Salomon Brothers World Government Bond Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991. Inception date of the Retail Class of shares is December 31, 1996.
(b) Performance shown for periods prior to the inception date of the Retail Class represents the performance of the Institutional Class since its inception of shares during the period shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares.
(c) The Lipper Global Income Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the global income funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(d) Salomon Brothers World Government Bond Index is a capitalization-weighted unmanaged index which tracks the performance of 14 government bond markets. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Cumulative performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES HIGH YIELD FUND

                          KEY FUND FACTS

                          Objective | High total investment return

                          Strategy | Invests in lower rated fixed income securities, although up to 20% of total assets may be in preferred stocks and up to 10% in common stocks

[PHOTO]         [PHOTO]

DANIEL J.      KATHLEEN C.
 FUSS            GAFFNEY

Fund Inception Date | 9/11/96

Commencement of Operations of Class | Institutional: 9/11/96

Expense Ratio | Institutional: 0.75%

Total Net Assets | $34.1 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional Class of the High Yield Fund returned -3.35%, compared to the 2.03% return for the Fund's benchmark, the Merrill Lynch High Yield Master Index. The average high current yield fund, as measured by Lipper Inc., posted a total return of -2.37% for the same period.

PORTFOLIO REVIEW
In the first half of the six-month period, there were large price declines in many components of the high-yield market. Liquidity was poor due to selling pressures from high-yield mutual funds. In addition, investment bankers stayed away from making active markets in all but the strongest credits. The Federal Reserve Board's surprise rate cut in early January 2001 injected some optimism into the high-yield market, and the sector enjoyed a slightly improved calendar first quarter.

The Fund's exposure to the telecommunications sector had a negative influence on performance. Although the portfolio remained under-weighted in telecommunications versus the Merrill Lynch High Yield Master Index, they were still affected.

The decline in the NASDAQ Index has left many technology and biotechnology stocks bludgeoned, and we believe that this has created opportunities in the busted convertible bond market. Busted convertibles sell at prices comparable to similarly rated bonds that do not have the conversion option. As the equity component recovers, the conversion option increases in value, and the performance of the bond is greatly enhanced. Within this group, we have been adding exposure to companies we think are likely to survive the equity downturn.

PORTFOLIO POSITIONING
We continue to look to our Research Department to locate mispriced bonds that have the potential to return to fair value. Specifically, we are seeking discount corporate bonds with long-term maturities and call protection. We believe there are excellent long-term opportunities in today's high-yield market.


/s/Dan Fuss       /s/Kathleen C. Gaffney
Daniel J. Fuss    Kathleen C. Gaffney

                            AVERAGE ANNUAL RETURNS--PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                          6 MONTHS 1 YEAR 3 YEARS INCEPTION(a)
------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD FUND
 (INSTITUTIONAL)                           -3.35%  -1.10%  1.92%     5.86%
Lipper High Current Yield Funds Index(b)   -4.05%  -5.18% -2.16%     3.05%
Merrill Lynch High Yield Master Index(c)    2.03%   4.06%  1.54%     5.30%

                                      CUMULATIVE PERFORMANCE--9/30/96 TO 3/31/01


                                    [GRAPH]

                       Lipper        Loomis       Merrill
                        High         Sayles        Lynch
                       Current        High       High Yield
                     Yield Fund      Yield         Master
                        Index         Fund         Index

        9/30/96        10,000        10,000        10,000
       10/31/96        10,048         9,931        10,110
       11/30/96        10,221        10,148        10,314
       12/31/96        10,347        10,173        10,393
        1/31/97        10,449        10,193        10,473
        2/28/97        10,625        10,213        10,620
        3/31/97        10,395        10,153        10,502
        4/30/97        10,483        10,212        10,622
        5/31/97        10,761        10,489        10,836
        6/30/97        10,945        10,756        11,001
        7/31/97        11,237        11,265        11,265
        8/31/97        11,262        11,276        11,245
        9/30/97        11,535        11,663        11,431
       10/31/97        11,490        11,354        11,507
       11/30/97        11,573        11,482        11,616
       12/31/97        11,710        11,333        11,726
        1/31/98        11,937        11,400        11,901
        2/28/98        12,050        11,725        11,950
        3/31/98        12,224        12,083        12,053
        4/30/98        12,263        12,029        12,110
        5/31/98        12,249        11,766        12,195
        6/30/98        12,271        11,515        12,255
        7/31/98        12,354        11,384        12,325
        8/31/98        11,413         9,674        11,793
        9/30/98        11,344         9,568        11,817
       10/31/98        11,087         9,753        11,622
       11/30/98        11,738        10,533        12,152
       12/31/98        11,701        10,290        12,156
        1/31/99        11,913        10,583        12,276
        2/28/99        11,865        10,609        12,182
        3/31/99        12,074        11,119        12,287
        4/30/99        12,387        11,844        12,480
        5/31/99        12,151        11,556        12,393
        6/30/99        12,153        11,817        12,370
        7/31/99        12,157        11,715        12,388
        8/31/99        12,034        11,527        12,267
        9/30/99        11,940        11,581        12,215
       10/31/99        11,905        11,854        12,144
       11/30/99        12,115        12,146        12,283
       12/31/99        12,261        12,450        12,347
        1/31/00        12,201        12,465        12,286
        2/29/00        12,287        12,850        12,296
        3/31/00        12,075        12,935        12,124
        4/30/00        12,022        12,790        12,129
        5/31/00        11,808        12,498        11,995
        6/30/00        12,026        12,878        12,200
        7/31/00        12,048        12,890        12,288
        8/31/00        12,111        13,492        12,438
        9/30/00        11,933        13,236        12,366
       10/31/00        11,525        12,660        12,003
       11/30/00        10,882        12,085        11,627
       12/31/00        11,070        12,509        11,879
        1/31/01        11,805        13,441        12,587
        2/28/01        11,842        13,313        12,786
        3/31/01        11,449        12,794        12,617

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is September 11, 1996. Since Lipper High Current Yield Funds Index and Merrill Lynch High Yield Master Index performance data is not available coincident with this date, comparative performance is presented from September 30, 1996.
(b) The Lipper High Current Yield Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(c) Merrill Lynch High Yield Master Index is an unmanaged index consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

FUND AND MANAGER REVIEW


                       LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

                       KEY FUND FACTS

                       Objective | High total investment return

                       Strategy | Invests in investment grade fixed income securities, with a dollar-weighted average maturity between three and ten years
[PHOTO]

ANTHONY J. WILKINS

Fund Inception Date | 12/31/96

Commencement Of Operations Of Class | Institutional: 1/2/97

Expense Ratio | Institutional: 0.45%

Total Net Assets | $13.0 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional Class of the Intermediate Maturity Bond Fund returned 6.82%, compared to the 7.21% return for the Fund's benchmark, the Lehman Brothers Government/Credit Intermediate Bond Index. The average intermediate investment grade debt fund, as measured by Lipper Inc., posted a total return of 6.88% for the same period.

PORTFOLIO REVIEW
Our strategy during the period was to attempt to add value by taking specific risk and emphasizing long-term growth and price appreciation. Through diligent credit analysis and fundamental research, we were able to uncover undervalued bonds.

Despite credit downgrades and underperformance for the sector as a whole, many of the Fund's telecommunications bonds added value to the Fund. In addition, the Fund's retail holdings added value, as news of acquisitions in the sector caused yield spreads to tighten. Energy bonds also contributed positively to performance, due to supply and demand issues and rising energy prices.

PORTFOLIO POSITIONING
Our approach continues to focus on identifying undervalued bonds to create a flexible balance between high current income with the potential for capital appreciation. We are comfortable with the current overall structure of the portfolio and will continue to focus on undervalued bonds with call protection that offer good yield advantages. We believe that the current environment of wide yield spreads and steep credit curves provides excellent opportunities.

/s/ Anthony J. Wilkins
Anthony J. Wilkins

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

-------------------------------------------------------------------------------
                                                                      SINCE
                                           6 MONTHS 1 YEAR 3 YEARS INCEPTION(a)
-------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE MATURITY BOND
 FUND (INSTITUTIONAL)                       6.82%   11.12%  5.99%     6.37%
Lipper Intermediate Investment Grade Debt
 Funds Index(b)                             7.27%   11.85%  6.26%     6.85%
Lehman Brothers Government/Credit
 Intermediate Bond Index(c)                 7.21%   12.16%  6.86%     7.07%

                                     CUMULATIVE PERFORMANCE--12/31/96 TO 3/31/01

                                    [GRAPH]

                       Lipper        Loomis          Lehman
                    Intermediate     Sayles          Brothers
                     Investment    Intermediate  Government/Credit
                     Grade Debt      Maturity       Intermediate
                    Funds Index     Bond Fund        Bond Index

       12/31/96        10,000        10,000            10,000
        1/31/97        10,031        10,060            10,039
        2/28/97        10,056        10,080            10,058
        3/31/97         9,948         9,990             9,989
        4/30/97        10,084        10,106            10,106
        5/31/97        10,174        10,228            10,190
        6/30/97        10,294        10,340            10,283
        7/31/97        10,566        10,574            10,492
        8/31/97        10,470        10,502            10,439
        9/30/97        10,621        10,625            10,561
       10/31/97        10,749        10,586            10,678
       11/30/97        10,780        10,607            10,701
       12/31/97        10,878        10,643            10,787
        1/31/98        11,023        10,759            10,928
        2/28/98        11,007        10,812            10,920
        3/31/98        11,047        10,918            10,955
        4/30/98        11,099        10,969            11,010
        5/31/98        11,199        11,023            11,091
        6/30/98        11,288        11,034            11,161
        7/31/98        11,311        11,059            11,201
        8/31/98        11,465        10,895            11,377
        9/30/98        11,722        11,016            11,663
       10/31/98        11,627        10,969            11,651
       11/30/98        11,685        11,080            11,650
       12/31/98        11,735        11,068            11,697
        1/31/99        11,808        11,125            11,761
        2/28/99        11,597        11,033            11,588
        3/31/99        11,688        11,228            11,675
        4/30/99        11,727        11,409            11,711
        5/31/99        11,608        11,281            11,621
        6/30/99        11,569        11,304            11,629
        7/31/99        11,528        11,273            11,618
        8/31/99        11,516        11,202            11,627
        9/30/99        11,642        11,344            11,736
       10/31/99        11,660        11,388            11,766
       11/30/99        11,674        11,449            11,781
       12/31/99        11,620        11,502            11,742
        1/31/00        11,579        11,465            11,699
        2/29/00        11,704        11,563            11,796
        3/31/00        11,849        11,698            11,919
        4/30/00        11,776        11,603            11,892
        5/31/00        11,754        11,565            11,910
        6/30/00        12,003        11,827            12,120
        7/31/00        12,106        11,928            12,212
        8/31/00        12,273        12,030            12,357
        9/30/00        12,355        12,169            12,469
       10/31/00        12,398        12,084            12,526
       11/30/00        12,596        12,188            12,696
       12/31/00        12,850        12,380            12,930
        1/31/01        13,076        12,749            13,142
        2/28/01        13,201        12,881            13,266
        3/31/01        13,253        12,999            13,368

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a)  Inception date of the Institutional Class of shares is December 31, 1996.
(b) The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the intermediate investment grade debt funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source: Lipper Inc.
(c) Lehman Brothers Government/Credit Intermediate Bond Index is an unmanaged index consisting of those bonds held within the Lehman Brothers Government/Credit Bond Index which have an average maturity of 1-10 years. The Lehman Brothers Government/Credit Bond Index consists of approximately 5,300 corporate and government issues with at least $100 million outstanding for government issues and $25 million for corporates, and greater than 1 year maturity. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

FUND AND MANAGEMENT REVIEW

                        LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                        KEY FUND FACTS

                        Objective | High total investment return

                        Strategy | Invests in investment grade fixed income securities, including convertibles, although up to 20% of assets may be in preferred stocks
[PHOTO]

DANIEL J. FUSS

Fund Inception Date | 12/31/96

Commencement of Operations of Class | Institutional: 1/2/97; J: 5/24/99

Expense Ratio | Institutional: 0.55%; J: 1.30%

Total Net Assets (all classes) | $60.2 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional Class of the Investment Grade Bond Fund returned 5.69%, compared to the 7.71% return for the Fund's benchmark, the Lehman Brothers Government/Credit Bond Index. For the same time period, the J Class of the Fund returned 5.37% (before deducting the maximum 3.50% front end sales charge) and 1.68% (after deducting the maximum 3.50% front end sales charge). The average corporate debt BBB-rated fund, as measured by Lipper Inc., posted a total return of 6.38% for the same period.

PORTFOLIO REVIEW
The dramatically slowing economy, corporate profit warnings and volatile equity markets kept corporate bond spreads fairly wide throughout the period. Performance among corporate bonds improved slightly early in 2001, after the Federal Reserve Board began easing interest rates. Shorter rates led to increased refinancing activity and caused mortgage-backed bonds to underperform as the period drew to a close.

The Fund's exposure to Canadian government and provincial bonds influenced performance throughout the period. In the first half of the period, these bonds performed well and contributed to the Fund's relative out-performance. These bonds continued to do well in the second half of the period, but the related currency exposure contributed to the Fund's underperformance. Every major currency was weaker against the U.S. dollar in the first quarter of 2001. Nevertheless, we continue to believe that the fundamentals in other countries, particularly Canada, remain strong and that the recent weakness is unjustified.

PORTFOLIO POSITIONING
We maintain our long-term investment strategy of purchasing long-maturity discounted corporate bonds for the added yield and call protection they provide. We believe that this is an excellent time to be in the corporate bond market, and we continue to look for value through fundamental bond analysis along with relative value analysis. We are mindful of short-term technical market strains, but we remain long-term in our approach.

/s/Dan Fuss
Daniel J. Fuss

                            AVERAGE ANNUAL RETURNS--PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                          6 MONTHS 1 YEAR 3 YEARS INCEPTION(a)
------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
 (INSTITUTIONAL)                           5.69%    7.45%  5.59%     7.92%
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
 (J CLASS)(B)                              1.68%    2.96%  3.25%     5.81%
Lipper Corporate Debt Funds BBB-Rated
 Index(c)                                  6.16%    9.44%  4.71%     6.14%
Lehman Brothers Government/Credit Bond
 Index(d)                                  7.71%   12.41%  6.80%     7.45%

                                     CUMULATIVE PERFORMANCE--12/31/96 TO 3/31/01


                                    [GRAPH]

                       Lipper         Loomis        Lehman
                      Coporate        Sayles       Brothers
                     Debt Funds     Investment    Government/
                     BBB- Rated        Grade        Credit
                       Index        Bond Fund(e)  Bond Index

       12/31/96        10,000        10,000        10,000
        1/31/97        10,032         9,950        10,012
        2/28/97        10,089        10,150        10,033
        3/31/97         9,933         9,940         9,914
        4/30/97        10,080        10,133        10,059
        5/31/97        10,195        10,325        10,153
        6/30/97        10,347        10,599        10,274
        7/31/97        10,705        11,281        10,589
        8/31/97        10,563        10,972        10,470
        9/30/97        10,749        11,281        10,635
       10/31/97        10,858        11,443        10,805
       11/30/97        10,911        11,422        10,862
       12/31/97        11,029        11,451        10,976
        1/31/98        11,169        11,570        11,130
        2/28/98        11,165        11,602        11,108
        3/31/98        11,222        11,743        11,142
        4/30/98        11,270        11,785        11,198
        5/31/98        11,366        11,862        11,318
        6/30/98        11,450        11,851        11,434
        7/31/98        11,441        11,700        11,443
        8/31/98        11,358        11,199        11,666
        9/30/98        11,592        11,455        12,000
       10/31/98        11,449        11,347        11,915
       11/30/98        11,660        11,723        11,986
       12/31/98        11,689        11,829        12,016
        1/31/99        11,791        12,018        12,101
        2/28/99        11,536        11,876        11,813
        3/31/99        11,665        12,148        11,872
        4/30/99        11,748        12,433        11,901
        5/31/99        11,590        12,337        11,779
        6/30/99        11,529        12,289        11,742
        7/31/99        11,471        12,078        11,709
        8/31/99        11,428        12,036        11,700
        9/30/99        11,526        12,203        11,805
       10/31/99        11,549        12,202        11,836
       11/30/99        11,577        12,252        11,829
       12/31/99        11,558        12,293        11,757
        1/31/00        11,524        12,281        11,754
        2/29/00        11,666        12,673        11,902
        3/31/00        11,774        12,864        12,074
        4/30/00        11,631        12,522        12,015
        5/31/00        11,542        12,405        12,004
        6/30/00        11,834        12,769        12,249
        7/31/00        11,885        12,924        12,379
        8/31/00        12,102        13,170        12,553
        9/30/00        12,136        13,078        12,601
       10/31/00        12,097        12,962        12,680
       11/30/00        12,209        13,225        12,896
       12/31/00        12,465        13,662        13,151
        1/31/01        12,767        13,890        13,371
        2/28/01        12,893        14,000        13,509
        3/31/01        12,885        13,822        13,571

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is December 31, 1996. Inception date of the J Class is May 24, 1999.
(b) Performance shown for J Class shares include the effect of the maximum 3.50% front end sales charge. Performance shown for periods prior to the inception date of the J Class (May 24, 1999) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective class of shares.
(c) The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
    Source: Lipper Inc.
(d) Lehman Brothers Government/Credit Bond Index is an unmanaged index consisting of approximately 5,300 corporate and government issues with at least $100 million outstanding for government issues and $25 million for corporates, and greater than 1 year maturity. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Cumulative performance of the J Class of shares would, due to the higher fees paid by the J Class of shares and the sales charge of J Class, be lower. J Class of shares are not offered for sale in the United States and are not eligible for sale to U.S. investors.

FUND AND MANAGER REVIEW

                          LOOMIS SAYLES SHORT-TERM BOND FUND

                          KEY FUND FACTS

                          Objective | High total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value

                          Strategy | Invests in investment grade fixed income securities, although up to 20% may be invested in non-convertible preferred stocks
[PHOTO]

 JOHN HYLL

Fund Inception Date | 8/3/92

Commencement Of Operations Of Class | Institutional: 8/3/92

Expense Ratio | Institutional: 0.50%

Total Net Assets | $21.8 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional class of the Short-Term Bond Fund returned 4.00%, compared to the 5.65% return for the Fund's benchmark, the Lehman Brothers 1-3 Year Government/Credit Bond Index.
The average short-term investment-grade debt fund, as measured by Lipper Inc., posted a total return of 5.70% for the same period.

PORTFOLIO REVIEW
Performance among corporate bonds was volatile during the six-month period. In the fourth quarter of 2000, corporate spreads widened, creating a difficult environment for investment-grade corporate bonds and resulting in under-performance for the Fund. The situation was worse in the high-yield sector, which suffered from liquidity issues and credit downgrades. But the situation improved for corporate and high-yield bonds in January 2001, due primarily to the Federal Reserve Board's surprise interest rate cut early in the month. Yield spreads between corporate securities and the 10 year Treasury Bond widened again in February and March, but January's strong results were enough to keep performance positive in the first quarter of 2001.

The Fund's yield curve positioning also aided performance during the period. The largest declines in yield occurred within the two to five-year range.

PORTFOLIO POSITIONING
We expect to maintain the Fund's overweighting in corporate bonds. We also plan to keep the Fund's average maturity longer than that of its benchmark. Given the attractive valuations in the corporate market and the shape of the yield curve, we believe the Fund is well positioned for a contraction of yield spreads and a normalization of the yield curve.

/s/ John Hyll
John Hyll

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                  6 MONTHS 1 YEAR 3 YEARS 5 YEARS INCEPTION(a)
------------------------------------------------------------------------------
LOOMIS SAYLES SHORT-TERM BOND
 FUND (INSTITUTIONAL)              4.00%   8.37%   5.70%   6.09%     5.84%
Lipper Short Investment Grade
 Debt Funds Index(b)               5.22%   9.14%   5.91%   6.10%     5.72%
Lehman Brothers 1-3 Year
 Government/Credit Bond Index(c)   5.65%   9.90%   6.57%   6.52%     5.94%

                                       CUMULATIVE PERFORMANCE-8/31/92 TO 3/31/01


                                    [GRAPH]

                                                   Lehman
                    Lipper Short    Loomis        Brothers
                     Investment     Sayles        1-3 Year
                     Grade Debt    Short-Term    Government/
                     Funds Index   Bond Fund   Credit Bond Index

        8/31/92        10,000        10,000        10,000
        9/30/92        10,066        10,103        10,095
       10/31/92        10,011        10,020        10,034
       11/30/92        10,024         9,984        10,020
       12/31/92        10,100        10,052        10,115
        1/31/93        10,219        10,181        10,223
        2/28/93        10,330        10,334        10,307
        3/31/93        10,380        10,377        10,340
        4/30/93        10,435        10,442        10,405
        5/31/93        10,454        10,443        10,381
        6/30/93        10,544        10,519        10,460
        7/31/93        10,603        10,542        10,484
        8/31/93        10,699        10,639        10,572
        9/30/93        10,734        10,669        10,606
       10/31/93        10,788        10,721        10,630
       11/30/93        10,793        10,720        10,633
       12/31/93        10,863        10,751        10,677
        1/31/94        10,934        10,825        10,745
        2/28/94        10,873        10,759        10,680
        3/31/94        10,790        10,702        10,624
        4/30/94        10,748        10,670        10,584
        5/31/94        10,760        10,686        10,599
        6/30/94        10,769        10,729        10,626
        7/31/94        10,831        10,840        10,723
        8/31/94        10,888        10,894        10,759
        9/30/94        10,873        10,884        10,736
       10/31/94        10,891        10,916        10,760
       11/30/94        10,872        10,926        10,715
       12/31/94        10,846        10,943        10,735
        1/31/95        10,957        11,064        10,883
        2/28/95        11,087        11,221        11,033
        3/31/95        11,148        11,298        11,096
        4/30/95        11,244        11,384        11,195
        5/31/95        11,449        11,575        11,384
        6/30/95        11,520        11,650        11,453
        7/31/95        11,557        11,666        11,499
        8/31/95        11,634        11,752        11,569
        9/30/95        11,690        11,814        11,626
       10/31/95        11,800        11,899        11,723
       11/30/95        11,900        12,021        11,823
       12/31/95        11,982        12,103        11,913
        1/31/96        12,090        12,232        12,015
        2/29/96        12,046        12,149        11,969
        3/31/96        11,992        12,117        11,961
        4/30/96        12,001        12,122        11,973
        5/31/96        12,025        12,093        12,000
        6/30/96        12,111        12,215        12,088
        7/31/96        12,161        12,237        12,135
        8/31/96        12,204        12,259        12,180
        9/30/96        12,321        12,409        12,291
       10/31/96        12,453        12,573        12,294
       11/30/96        12,557        12,700        12,523
       12/31/96        12,562        12,670        12,525
        1/31/97        12,626        12,723        12,586
        2/28/97        12,669        12,763        12,617
        3/31/97        12,656        12,725        12,607
        4/30/97        12,757        12,833        12,711
        5/31/97        12,843        12,928        12,799
        6/30/97        12,932        13,035        12,889
        7/31/97        13,079        13,221        13,032
        8/31/97        13,089        13,208        13,044
        9/30/97        13,191        13,345        13,141
       10/31/97        13,272        13,455        13,239
       11/30/97        13,305        13,501        13,272
       12/31/97        13,385        13,575        13,360
        1/31/98        13,501        13,741        13,489
        2/28/98        13,519        13,736        13,500
        3/31/98        13,575        13,791        13,552
        4/30/98        13,638        13,845        13,619
        5/31/98        13,711        13,929        13,694
        6/30/98        13,773        14,012        13,764
        7/31/98        13,834        14,067        13,828
        8/31/98        13,928        14,224        13,987
        9/30/98        14,075        14,496        14,175
       10/31/98        14,056        14,405        14,237
       11/30/98        14,093        14,431        14,234
       12/31/98        14,153        14,479        14,289
        1/31/99        14,225        14,524        14,350
        2/28/99        14,178        14,359        14,290
        3/31/99        14,288        14,499        14,391
        4/30/99        14,340        14,578        14,440
        5/31/99        14,321        14,523        14,429
        6/30/99        14,348        14,572        14,471
        7/31/99        14,364        14,591        14,513
        8/31/99        14,392        14,626        14,551
        9/30/99        14,488        14,753        14,649
       10/31/99        14,519        14,783        14,692
       11/30/99        14,567        14,844        14,725
       12/31/99        14,598        14,766        14,740
        1/31/00        14,604        14,831        14,740
        2/29/00        14,699        14,961        14,842
        3/31/00        14,775        15,030        14,926
        4/30/00        14,778        14,999        14,955
        5/31/00        14,831        15,002        15,009
        6/30/00        14,995        15,234        15,175
        7/31/00        15,087        15,412        15,278
        8/31/00        15,197        15,512        15,399
        9/30/00        15,326        15,661        15,526
       10/31/00        15,372        15,533        15,596
       11/30/00        15,511        15,605        15,741
       12/31/00        15,676        15,791        15,931
        1/31/01        15,899        16,147        16,157
        2/28/01        16,010        16,197        16,272
        3/31/01        16,126        16,287        16,404

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is August 3, 1992. Since Lipper Short Investment Grade Debt Funds Index and Lehman Brothers 1-3 Year Government/Credit Bond Index performance data is not available coincident with this date, comparative performance is presented from August 31, 1992.
(b) The Lipper Short Investment Grade Debt Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the short investment grade debt funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
    Source: Lipper Inc.
(c) Lehman Brothers 1-3 Year Government/Corporate Bond Index is an unmanaged index consisting of fixed rate debt issues rated investment grade or higher. All issues have at least one year to three years to maturity and an outstanding par value of at least $100 million for U.S. government issues. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

FUND AND MANAGER REVIEW


                       LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

                       KEY FUND FACTS

                       Objective | High total investment return

                       Strategy | Invests in securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities.
[PHOTO]

KENT P. NEWMARK

Fund Inception Date | 5/21/91

Commencement of Operations of Class | Institutional: 5/21/91

Expense Ratio | Institutional 0.50%

Total Net Assets | $14.7 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional class of the U.S. Government Securities Fund returned 7.94%, compared to the 7.63% return for the Fund's benchmark, the Lehman Brothers Government Bond Index. The average general U.S. government fund, as measured by Lipper Inc., posted a total return of 6.98% for the same period.

PORTFOLIO REVIEW
We maintained a relatively long duration during the period, which enhanced the Fund's performance in the declining interest-rate environment. Our focus on longer-term securities was a positive influence in the first half of the period, as long-term Treasury rates declined 0.5 percentage points during the fourth quarter of 2000. Our long-term bias was an ideal fit for an inverted yield curve (whereby yields on long-term securities were lower than yields on shorter-term securities) and sharply higher Treasury prices. Nevertheless, this longer-term posture hurt performance in the second half of the period. Our overweighting of long-term securities hurt relative performance in the first quarter of 2001, as prices on long-term securities declined and the yield curve steepened.

PORTFOLIO POSITIONING
The portfolio's duration remains relatively long, although we did shorten it a bit during the period. We sold some long-term bonds in January and used the proceeds to purchase shorter-term mortgage-backed securities. Duration ended the period at 8.4 years, down slightly from 8.7 years at the beginning of the period.

/s/ Kent P. Newmark
Kent P. Newmark

                             AVERAGE ANNUAL RETURNS-PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                  6 MONTHS 1 YEAR 3 YEARS 5 YEARS INCEPTION(a)
------------------------------------------------------------------------------
LOOMIS SAYLES U.S. GOVERNMENT
 SECURITIES FUND (INSTITUTIONAL)   7.94%   12.76%  7.11%   8.33%     9.18%
Lipper General U.S. Government
 Funds Index(b)                    7.18%   11.76%  5.87%   6.54%     6.74%
Lehman Brothers Government Bond
 Index(c)                          7.63%   12.33%  7.09%   7.52%     7.93%

                                       CUMULATIVE PERFORMANCE-5/31/91 TO 3/31/01


                                    [GRAPH]

                      Lipper General   Loomis Sayles   Lehman Brothers
                     U.S. Government  U.S. Government     Government
                       Funds Index    Securities Fund     Bond Index

        5/31/91          10,000            10,000           10,000
        6/30/91           9,975             9,970            9,986
        7/31/91          10,111            10,120           10,104
        8/31/91          10,334            10,399           10,339
        9/30/91          10,544            10,688           10,555
       10/31/91          10,637            10,769           10,648
       11/30/91          10,707            10,880           10,755
       12/31/91          11,073            11,494           11,121
        1/31/92          10,883            11,099           10,948
        2/29/92          10,942            11,259           10,991
        3/31/92          10,875            11,110           10,926
        4/30/92          10,934            11,057           10,995
        5/31/92          11,129            11,393           11,198
        6/30/92          11,275            11,588           11,359
        7/31/92          11,503            12,034           11,645
        8/31/92          11,598            12,144           11,753
        9/30/92          11,716            12,397           11,920
       10/31/92          11,562            12,098           11,748
       11/30/92          11,570            12,143           11,730
       12/31/92          11,749            12,500           11,925
        1/31/93          11,943            12,788           12,178
        2/28/93          12,121            13,206           12,422
        3/31/93          12,164            13,218           12,464
        4/30/93          12,239            13,322           12,559
        5/31/93          12,247            13,347           12,546
        6/30/93          12,472            13,832           12,824
        7/31/93          12,540            14,042           12,902
        8/31/93          12,752            14,547           13,190
        9/30/93          12,766            14,597           13,241
       10/31/93          12,799            14,620           13,291
       11/30/93          12,660            14,408           13,145
       12/31/93          12,726            14,465           13,196
        1/31/94          12,891            14,836           13,376
        2/28/94          12,649            14,314           13,093
        3/31/94          12,329            13,710           12,799
        4/30/94          12,187            13,487           12,698
        5/31/94          12,141            13,403           12,682
        6/30/94          12,089            13,333           12,653
        7/31/94          12,290            13,732           12,885
        8/31/94          12,292            13,718           12,888
        9/30/94          12,106            13,320           12,706
       10/31/94          12,070            13,251           12,696
       11/30/94          12,038            13,309           12,673
       12/31/94          12,123            13,561           12,750
        1/31/95          12,336            13,914           12,988
        2/28/95          12,612            14,223           13,267
        3/31/95          12,670            14,326           13,350
        4/30/95          12,827            14,519           13,525
        5/31/95          13,292            15,252           14,070
        6/30/95          13,373            15,371           14,178
        7/31/95          13,325            15,306           14,126
        8/31/95          13,481            15,610           14,292
        9/30/95          13,607            15,838           14,430
       10/31/95          13,787            16,067           14,650
       11/30/95          13,982            16,360           14,878
       12/31/95          14,177            16,685           15,089
        1/31/96          14,249            16,700           15,181
        2/29/96          13,957            16,120           14,872
        3/31/96          13,839            15,901           14,748
        4/30/96          13,744            15,699           14,654
        5/31/96          13,693            15,619           14,629
        6/30/96          13,852            15,906           14,818
        7/31/96          13,879            15,945           14,855
        8/31/96          13,842            15,750           14,822
        9/30/96          14,075            16,188           15,068
       10/31/96          14,380            16,776           15,399
       11/30/96          14,633            17,237           15,667
       12/31/96          14,482            16,905           15,507
        1/31/97          14,513            16,854           15,524
        2/28/97          14,544            16,854           15,546
        3/31/97          14,372            16,486           15,381
        4/30/97          14,585            16,893           15,603
        5/31/97          14,706            17,081           15,738
        6/30/97          14,880            17,354           15,914
        7/31/97          15,291            18,161           16,366
        8/31/97          15,131            17,849           16,204
        9/30/97          15,362            18,248           16,448
       10/31/97          15,588            18,613           16,732
       11/30/97          15,644            18,824           16,818
       12/31/97          15,803            19,058           16,994
        1/31/98          16,003            19,343           17,248
        2/28/98          15,972            19,272           17,201
        3/31/98          16,012            19,308           17,250
        4/30/98          16,074            19,432           17,328
        5/31/98          16,224            19,666           17,506
        6/30/98          16,362            19,901           17,705
        7/31/98          16,386            19,929           17,732
        8/31/98          16,707            20,387           18,193
        9/30/98          17,085            20,881           18,684
       10/31/98          16,958            20,723           18,620
       11/30/98          16,996            20,871           18,626
       12/31/98          17,042            20,827           18,668
        1/31/99          17,140            21,015           18,776
        2/28/99          16,770            20,414           18,330
        3/31/99          16,856            20,414           18,402
        4/30/99          16,900            20,520           18,444
        5/31/99          16,714            20,272           18,282
        6/30/99          16,628            20,082           18,245
        7/31/99          16,533            19,976           18,218
        8/31/99          16,488            19,918           18,218
        9/30/99          16,690            20,151           18,366
       10/31/99          16,716            20,224           18,395
       11/30/99          16,702            20,126           18,370
       12/31/99          16,589            19,899           18,251
        1/31/00          16,538            19,999           18,277
        2/29/00          16,748            20,479           18,537
        3/31/00          17,000            21,039           18,862
        4/30/00          16,937            20,943           18,810
        5/31/00          16,919            20,862           18,822
        6/30/00          17,259            21,350           19,158
        7/31/00          17,393            21,564           19,343
        8/31/00          17,661            21,998           19,629
        9/30/00          17,727            21,977           19,685
       10/31/00          17,869            22,290           19,873
       11/30/00          18,213            22,899           20,264
       12/31/00          18,561            23,412           20,668
        1/31/01          18,768            23,518           20,876
        2/28/01          18,951            23,816           21,114
        3/31/01          18,999            23,723           21,188


NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. The investment return and principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Loomis Sayles U.S. Government Securities Fund is May 21, 1991. Since Lipper General U.S. Government Funds Index and Lehman Brothers Government Bond Index performance data is not available coincident with this date, comparative performance is presented from May 31, 1991.
(b) The Lipper General U.S. Government Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the general U.S. government funds investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Source:
    Lipper Inc.
(c) Lehman Brothers Government Bond Index is an unmanaged index composed of all publicly issued, nonconvertible, domestic debt of the U.S. Government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. Government. The index returns have not been reduced for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.

LOOMIS SAYLES BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - 94.1% OF NET ASSETS
 NON-CONVERTIBLE BONDS--75.4%
 AEROSPACE/DEFENSE--1.2%
 Raytheon Co., 6.400%, 12/15/18                  USD  18,000,000 $   15,428,700
 Raytheon Co., 7.200%, 8/15/27                         5,000,000      4,499,250
                                                                 --------------
                                                                     19,927,950
                                                                 --------------
 AIRLINES--0.4%
 Delta Air Lines, Inc., 8.300%, 12/15/29               6,590,000      5,720,397
                                                                 --------------
 AUTO & RELATED--1.4%
 Cummins Engine Co., Inc., 7.125%, 3/01/28             1,000,000        749,198
 Dana Corp., 7.000%, 3/01/29                           1,975,000      1,285,429
 Delphi Automotive Systems Corp., 7.125%,
  5/01/29                                              6,550,000      5,873,385
 Federal-Mogul Corp., 7.500%, 1/15/09                  1,000,000        130,000
 TRW, Inc., 6.650%, 1/15/28                            3,350,000      2,623,150
 TRW, Inc., 7.750%, 6/01/29                           13,000,000     11,861,564
                                                                 --------------
                                                                     22,522,726
                                                                 --------------
 BANKS/SAVINGS & LOANS--0.4%
 First Union Institutional Trust, 7.850%,
  1/01/27                                              2,000,000      1,922,540
 Keycorp Capital II, 6.875%, 3/17/29                   6,500,000      5,430,620
                                                                 --------------
                                                                      7,353,160
                                                                 --------------
 BROADCASTING--0.1%
 CBS, Inc., 7.125%, 11/01/23                           1,435,000      1,397,891
                                                                 --------------
 CANADIAN--17.1%
 Call-Net Enterprises, Inc., Zero Coupon Bond,
  8/15/07                                              5,000,000      1,300,000
 Canadian Government, Zero Coupon Bond,
  6/01/22                                        CAD  33,350,000      6,106,237
 Canadian Government, Zero Coupon Bond,
  6/01/25                                            276,510,000     43,162,280
 Milit-Air, Inc., 5.750%, 6/30/19                      6,821,262      4,204,088
 New Brunswick FM Project, Zero Coupon Bond,
  11/30/27 (step to 6.470% on 5/30/03) 144A #         10,000,000      5,390,273
 Ontario Hydro, Zero Coupon Bond, 11/27/20             1,507,000        271,520
 Ontario Hydro, Zero Coupon Bond, 10/15/21           140,650,000     23,947,332
 Province of Alberta, 5.000%, 12/16/08                 6,375,000      3,923,954
 Province of Alberta, 5.394%, 6/14/13                 14,767,500      9,278,589
 Province of Alberta, 5.400%, 6/15/10                  4,655,000      2,956,136
 Province of Alberta, 5.930%, 9/16/16                 28,931,676     18,626,268
 Province of British Columbia, Zero Coupon
  Bond, 8/23/13                                       25,000,000      7,263,966
 Province of British Columbia, Zero Coupon
  Bond, 6/09/14                                       10,000,000      2,750,301
 Province of British Columbia, Zero Coupon
  Bond, 9/05/20                                       65,000,000     11,669,583
 Province of British Columbia, Zero Coupon
  Bond, 6/09/22                                       96,208,000     15,566,773
 Province of British Columbia, Zero Coupon
  Bond, 8/19/22                                       31,387,000      5,024,587
 Province of British Columbia, Zero Coupon
  Bond, 9/08/23                                       37,950,000      5,727,512
 Province of British Columbia, Zero Coupon
  Bond, 8/23/24                                      122,250,000     17,392,971
 Province of British Columbia, Zero Coupon
  Bond, 11/19/27                                      41,600,000      5,019,644
 Province of Manitoba, Zero Coupon Bond,
  7/22/13                                              2,500,000        731,390
 Province of Manitoba, Zero Coupon Bond,
  3/05/31                                             36,929,000      3,754,484
 Province of Manitoba, 6.500%, 9/22/17                34,300,000     22,499,112

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 CANADIAN--CONTINUED
 Province of Manitoba, 7.750%, 12/22/25          CAD  39,245,000 $   29,085,992
 Province of Newfoundland, 6.150%, 4/17/28             2,500,000      1,512,539
 Province of Ontario, Zero Coupon Bond,
  7/13/22                                             68,725,000     11,271,580
 Province of Ontario, Zero Coupon Bond,
  6/02/27                                             75,375,000      9,584,492
 Province of Ontario, Zero Coupon Bond,
  3/08/29                                             18,600,000      2,139,631
 Province of Ontario (Certificate of Deposit),
  Zero Coupon Bond, 12/02/25                           7,650,000      1,024,074
 Province of Saskatchewan, Zero Coupon Bond,
  4/10/14                                             27,000,000      7,519,802
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 2/04/22                  2,350,000        389,044
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 5/30/25                 36,780,000      5,028,303
                                                                 --------------
                                                                    284,122,457
                                                                 --------------
 CHEMICALS--0.3%
 Borden, Inc., 7.875%, 2/15/23                   USD   5,500,000      3,961,925
 Borden, Inc., 9.250%, 6/15/19                           750,000        556,852
                                                                 --------------
                                                                      4,518,777
                                                                 --------------
 CHEMICALS--SPECIALTY--0.3%
 Methanex Corp., 7.750%, 8/15/05                       5,000,000      4,875,000
 Solutia, Inc., 7.375%, 10/15/27                         625,000        477,550
                                                                 --------------
                                                                      5,352,550
                                                                 --------------
 COMMUNICATIONS--0.4%
 Century Communications Corp., 8.375%,
  11/15/17                                             5,000,000      3,900,000
 Charter Communications Holdings, Zero Coupon
  Bond, 4/01/11 (step to 9.920% on 4/04/04) #          1,500,000      1,042,500
 Williams Communications Group, Inc., 11.700%,
  8/01/08                                              1,000,000        785,000
                                                                 --------------
                                                                      5,727,500
                                                                 --------------
 COMPUTER SERVICES--0.1%
 Rhythms NetConnections, Inc., Series B, Zero
  Coupon Bond, 5/15/08 (step to 13.500% on
  5/15/03) #                                          11,000,000        770,000
 Rhythms NetConnections, Inc., Series B,
  14.000%, 2/15/10 144A                                1,500,000        120,000
                                                                 --------------
                                                                        890,000
                                                                 --------------
 DIVERSIFIED OPERATIONS--0.0%
 Edison International, 6.875%, 9/15/04                   275,000        229,625
                                                                 --------------
 ELECTRONIC COMPONENTS--0.0%
 Zenith Electronics Corp., 8.190%, 11/01/09            1,161,000        162,540
                                                                 --------------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.2%
 Micron Technology, Inc., 6.500%, 9/30/05 144A         3,000,000      2,580,000
 Pioneer Standard Electronics, Inc., 8.500%,
  8/01/06                                              1,000,000        981,952
                                                                 --------------
                                                                      3,561,952
                                                                 --------------
 ENTERTAINMENT--3.2%
 Boston Celtics Ltd., 6.000%, 6/30/38                  1,549,000        884,866
 Time Warner Entertainment Co., 6.875%,
  6/15/18                                              8,710,000      8,461,156

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 ENTERTAINMENT--CONTINUED
 Time Warner Entertainment Co., 6.950%,
  1/15/28                                        USD  38,900,000 $   36,417,013
 Time Warner, Inc., 6.625%, 5/15/29                    7,500,000      6,765,225
                                                                 --------------
                                                                     52,528,260
                                                                 --------------
 FINANCIAL SERVICES--2.0%
 Panda Funding Corp., 11.625%, 8/20/12                 1,478,834      1,330,951
 Security Capital Group, Inc., 7.700%, 6/15/28        16,725,000     14,055,523
 US West Capital Funding, Inc., 6.500%,
  11/15/18                                             2,000,000      1,776,700
 US West Capital Funding, Inc., 6.875%,
  7/15/28                                             18,550,000     16,573,497
                                                                 --------------
                                                                     33,736,671
                                                                 --------------
 FOREIGN GOVERNMENT/AGENCY--7.9%
 Escom, 11.000%, 6/01/08                         ZAR  43,250,000      4,997,266
 Republic of Argentina, 8.875%, 3/01/29          USD   1,000,000        622,000
 Republic of Argentina, 9.750%, 9/19/27                1,500,000      1,121,250
 Republic of Brazil, 10.125%, 5/15/27                 36,181,000     27,497,560
 Republic of Brazil C Bond, 8.000%, 4/15/14
  PIK                                                 46,300,875     35,480,360
 Republic of Panama, 4.500%, 7/17/14 (step to
  4.750% on 7/17/01) #                                   950,000        793,250
 Republic of Peru, 4.000%, 3/07/17 (step to
  4.500% on 3/07/03) #                                 6,250,000      3,875,000
 Republic of Philippines, 10.625%, 3/16/25             8,000,000      6,920,000
 Republic of South Africa, 12.500%, 12/21/06     ZAR  42,450,000      5,418,586
 Republic of South Africa, 13.000%, 8/31/10           20,700,000      2,690,522
 Republic of South Africa, 13.500%, 9/15/15          153,550,000     20,699,611
 Republic of Venezuela, 9.250%, 9/15/27          USD  31,350,000     21,553,125
                                                                 --------------
                                                                    131,668,530
                                                                 --------------
 FOREIGN ISSUER--9.0%
 APP China Group Ltd., 14.000%, 3/15/10 144A/\         5,800,000        638,000
 Bangko Sentral Pilipinas, 8.600%, 6/15/27             3,000,000      2,130,000
 Bangkok Bank Public Co. Ltd., 8.750%, 3/15/07
  144A                                                 2,525,000      2,310,375
 Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29
  144A                                                46,385,000     35,948,375
 Cerro Negro Finance Ltd., 7.900%, 12/01/20
  144A                                                10,500,000      8,593,620
 Compania de Alimentos Fargo SA, 13.250%,
  8/01/08                                              3,000,000      2,100,000
 Espirito Santo Centrais Eletricas SA,
  10.000%, 7/15/07                                     7,850,000      6,633,250
 Hyundai Semiconductor, 8.625%, 5/15/07 144A           2,000,000      1,280,000
 Indah Kiat Finance Mauritius Ltd., 10.000%,
  7/01/07/\                                            1,750,000        315,000
 Jazztel Plc, 13.250%, 12/15/09                  EUR   5,000,000      2,806,239
 Jazztel Plc, 14.000%, 7/15/10                         4,150,000      2,401,966
 Korea Electric Power Corp., 7.400%, 4/01/16     USD  11,112,821     10,736,208
 KPNQwest NV, 7.125%, 6/01/09                    EUR     500,000        360,646
 Multicanal SA, 10.500%, 4/15/18                 USD   4,000,000      2,360,000
 PDVSA Finance Ltd., 7.400%, 8/15/16                   3,000,000      2,407,500
 PDVSA Finance Ltd., 7.500%, 11/15/28                  1,000,000        765,000
 Perez Companc SA, 8.125%, 7/15/07 144A                3,590,000      2,961,750
 Petroleos Mexicanos, 8.625%, 12/01/23 144A            3,100,000      2,867,500
 Philippine Long Distance Telephone Co.,
  8.350%, 3/06/17                                      5,000,000      3,535,440

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 FOREIGN ISSUER--CONTINUED
 Pindo Deli Finance Mauritius Ltd., 10.750%,
  10/01/07/\                                     USD  13,210,000 $    1,849,400
 Pindo Deli Finance Mauritius Ltd., 10.875%,
  10/01/27/\                                          17,500,000      2,275,000
 Pindo Deli Finance Mauritius Ltd., 11.750%,
  10/01/17/\                                           2,200,000        286,000
 Quezon Power Philippines Co., 8.860%, 6/15/17         7,875,000      5,906,250
 Samsung Electronics Co. Ltd., 7.700%,
  10/01/27 144A                                       12,500,000      9,890,625
 Siam Commercial Bank Public Co. Ltd., 7.500%,
  3/15/06 144A                                         3,025,000      2,722,500
 Tenaga Nasional Berhad, 7.500%, 11/01/25 144A        10,525,000      8,907,981
 TFM SA de CV, Zero Coupon Bond, 6/15/09 (step
  to 11.750% on 6/15/02) #                             7,500,000      6,075,000
 Thai Farmers Bank Plc, 8.250%, 8/21/16 144A          18,640,000     14,446,000
 Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04/\       17,200,000      2,236,000
 Transener SA, 9.250%, 4/01/08 144A                    2,250,000      1,811,250
 Transportacion Maritima Mexicana SA de CV,
  10.000%, 11/15/06                                    1,250,000      1,031,250
 Xerox Capital (Europe) Plc, 5.250%, 12/03/04    EUR   2,250,000      1,215,058
                                                                 --------------
                                                                    149,803,183
                                                                 --------------
 FOREST & PAPER PRODUCTS--1.1%
 Boise Cascade Corp., 7.350%, 2/01/16            USD   1,225,000      1,085,495
 Fort James Corp., 4.750%, 6/29/04                     2,600,000      2,084,440
 Georgia-Pacific Corp. (Timber Group), 7.250%,
  6/01/28                                              3,050,000      2,391,688
 Georgia-Pacific Group, 7.375%, 12/01/25               5,400,000      4,344,678
 Georgia-Pacific Group, 7.750%, 11/15/29               5,750,000      4,788,427
 International Paper Co., 6.875%, 4/15/29              4,000,000      3,555,520
                                                                 --------------
                                                                     18,250,248
                                                                 --------------
 GOVERNMENT AGENCIES--5.7%
 Federal Home Loan Mortgage Corp., 5.750%,
  12/15/25                                             5,276,200      5,098,128
 Federal National Mortgage Association, Zero
  Coupon Bond, 10/29/07                          NZD 103,925,000     26,767,063
 Federal National Mortgage Association,
  6.250%, 5/15/29                                USD  38,000,000     37,798,220
 Federal National Mortgage Association,
  6.375%, 8/15/07                                AUD  17,500,000      8,867,367
 Federal National Mortgage Association,
  6.625%, 9/15/09                                USD  15,000,000     15,946,800
                                                                 --------------
                                                                     94,477,578
                                                                 --------------
 HEALTHCARE--PRODUCTS--0.5%
 Bausch & Lomb, Inc., 7.125%, 8/01/28                 10,200,000      7,678,733
                                                                 --------------
 HEALTHCARE--SERVICES--1.0%
 Columbia/HCA Healthcare Corp., 7.050%,
  12/01/27                                             6,300,000      5,292,000
 Columbia/HCA Healthcare Corp., 7.190%,
  11/15/15                                             4,000,000      3,600,000
 Columbia/HCA Healthcare Corp., 7.500%,
  12/15/23                                             1,965,000      1,719,375
 Columbia/HCA Healthcare Corp., 7.580%,
  9/15/25                                              1,300,000      1,170,000
 Columbia/HCA Healthcare Corp., 7.690%,
  6/15/25                                              5,000,000      4,500,000
 Columbia/HCA Healthcare Corp., 7.750%,
  7/15/36                                              1,000,000        892,287
                                                                 --------------
                                                                     17,173,662
                                                                 --------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 HOME BUILDERS--0.3%
 Pulte Corp., 7.300%, 10/24/05                   USD   1,000,000 $    1,001,970
 Pulte Corp., 7.625%, 10/15/17                         5,000,000      4,313,900
                                                                 --------------
                                                                      5,315,870
                                                                 --------------
 HOTELS--0.1%
 ITT Corp., 7.375%, 11/15/15                           2,500,000      2,375,225
                                                                 --------------
 INSURANCE--0.2%
 Conseco Financing Trust II, 8.700%, 11/15/26          1,000,000        575,000
 Conseco, Inc., 8.500%, 10/15/02                       2,000,000      1,920,000
 UnumProvident Corp., 6.750%, 12/15/28                 1,000,000        831,610
                                                                 --------------
                                                                      3,326,610
                                                                 --------------
 MORTGAGE RELATED--0.1%
 Green Tree Financial Corp., 7.590%, 7/15/29           2,000,000      1,073,120
 Green Tree Financial Corp., 7.900%, 4/15/27             600,000        340,334
                                                                 --------------
                                                                      1,413,454
                                                                 --------------
 OFFICE EQUIPMENT--0.1%
 Xerox Capital Trust I, 8.000%, 2/01/27                1,750,000        490,000
 Xerox Corp., 3.500%, 2/04/04                    EUR   1,375,000        718,058
                                                                 --------------
                                                                      1,208,058
                                                                 --------------
 OIL & GAS--1.4%
 Global Marine, Inc., 7.000%, 6/01/28            USD   1,000,000        938,710
 Pennzoil-Quaker State Co., 7.375%, 4/01/29            3,671,000      2,553,474
 Phillips 66 Capital Trust II, 8.000%, 1/15/37         1,000,000        966,520
 Pioneer Natural Resources Co., 7.200%,
  1/15/28                                              3,000,000      2,460,000
 Seabulk International, Inc., 12.500%, 6/30/07         5,481,688      4,549,801
 Seagull Energy Corp., 7.500%, 9/15/27                 3,850,000      3,634,516
 Tennessee Gas Pipeline Co., 7.000%, 10/15/28          8,000,000      7,626,800
                                                                 --------------
                                                                     22,729,821
                                                                 --------------
 OIL & GAS DRILLING EQUIPMENT--1.1%
 R & B Falcon Corp., Series B, 7.375%, 4/15/18        18,000,000     17,578,764
                                                                 --------------
 RAIL--TRANSPORT--0.1%
 Missouri Pacific Railroad Co., 5.000%,
  1/01/45                                              3,389,000      1,931,730
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS--4.3%
 AMB Property Corp., 7.500%, 6/30/18                   7,500,000      6,945,900
 CarrAmerica Realty Corp., 6.875%, 3/01/08             1,500,000      1,472,055
 EOP Operating LP, 7.500%, 4/19/29                     3,500,000      3,278,940
 First Industrial, 7.500%, 12/01/17                    8,400,000      7,512,288
 First Industrial, 7.600%, 7/15/28                    18,750,000     16,499,250
 Highwoods Realty LP, 7.500%, 4/15/18                  3,750,000      3,275,512
 Meditrust Corp., 7.000%, 8/15/07                      5,500,000      4,400,000
 Rockefeller Center Properties, 5.9375%,
  12/31/07                                             7,000,000      6,755,910
 Security Capital Industrial Trust, 7.625%,
  7/01/17                                              3,375,000      3,100,208
 Spieker Properties, Inc., 7.500%, 10/01/27            2,098,000      1,937,650
 Susa Partnership LP, 7.450%, 7/01/18                  6,500,000      5,257,720

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 REAL ESTATE INVESTMENT TRUSTS--CONTINUED
 Susa Partnership LP, 7.500%, 12/01/27           USD   7,905,000 $    6,038,866
 Susa Partnership LP, 8.200%, 6/01/17                    760,000        664,415
 TriNet Corporate Realty Trust, Inc., 7.700%,
  7/15/17                                              5,000,000      3,297,050
                                                                 --------------
                                                                     70,435,764
                                                                 --------------
 RETAIL--GENERAL--2.1%
 Dillard's, Inc., 6.430%, 8/01/04                      3,500,000      3,219,545
 Dillard's, Inc., 7.130%, 8/01/18                        500,000        387,525
 Dillon Read Structured Finance Corp., 7.430%,
  8/15/18                                              2,000,000      1,430,000
 Dillon Read Structured Finance Corp., 7.600%,
  8/15/07                                                783,893        713,342
 Dillon Read Structured Finance Corp., 8.550%,
  8/15/19                                                500,000        365,000
 Dillon Read Structured Finance Corp., Series
  A, 6.660%, 8/15/10                                   2,824,099      2,400,484
 J.C. Penney Co., Inc., 6.875%, 10/15/15                 500,000        330,000
 J.C. Penney Co., Inc., 7.050%, 5/23/05                1,125,000        933,750
 J.C. Penney Co., Inc., 7.125%, 11/15/23               4,650,000      3,041,207
 J.C. Penney Co., Inc., 7.650%, 8/15/16                1,520,000      1,007,204
 J.C. Penney Co., Inc., 7.950%, 4/01/17                2,425,000      1,605,219
 J.C. Penney Co., Inc., 8.125%, 4/01/27                1,500,000        966,735
 J.C. Penney Co., Inc., 8.250%, 8/15/22                  500,000        335,000
 J.C. Penney Co., Inc., 9.750%, 6/15/21                1,000,000        670,000
 K Mart Corp., 7.950%, 2/01/23                        16,440,000     12,252,239
 K Mart Corp., 9.350%, 1/02/20                         2,000,000      1,561,780
 Sears Roebuck Acceptance Corp., 6.500%,
  12/01/28                                             1,000,000        852,090
 Woolworth Corp., 8.500%, 1/15/22                      4,475,000      3,209,089
                                                                 --------------
                                                                     35,280,209
                                                                 --------------
 SUPRANATIONAL--3.2%
 International Bank for Reconstruction &
  Development, Zero Coupon Bond, 8/20/07         NZD 152,375,000     40,988,779
 International Bank for Reconstruction &
  Development, 5.500%, 11/03/08                        9,500,000      3,609,899
 International Bank for Reconstruction &
  Development, 8.000%, 5/23/07                        19,000,000      8,209,021
                                                                 --------------
                                                                     52,807,699
                                                                 --------------
 TAXABLE MUNICIPAL--0.1%
 Orange County, California Pension Obligation,
  Zero Coupon Bond, 9/01/16                      USD   5,000,000      1,812,600
                                                                 --------------
 TELECOMMUNICATIONS--2.4%
 Call-Net Enterprises, Inc., Zero Coupon Bond,
  8/15/08 (step to 8.940% on 08/15/03) #               3,890,000        680,750
 Hyperion Telecommunications, Inc., Series B,
  Zero Coupon Bond, 4/15/03 (step to 13.000%
  on 4/15/01) #                                        1,250,000      1,137,500
 Intermedia Communications, Inc., Zero Coupon
  Bond, 3/01/09 (step to 12.250% on 3/01/04) #        10,000,000      7,100,000
 Level 3 Communications, Inc., Zero Coupon
  Bond, 12/01/08 (step to 10.500% on 12/01/03)
  #                                                   10,000,000      4,700,000

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 TELECOMMUNICATIONS--CONTINUED
 Level 3 Communications, Inc., Zero Coupon
  Bond, 3/15/10 (step to 12.875% on 03/15/05)
  #                                              USD   3,475,000 $    1,320,500
 Level 3 Communications, Inc., 10.750%,
  3/15/08                                        EUR   2,225,000      1,453,654
 Lucent Technologies, Inc., 6.450%, 3/15/29      USD   5,000,000      3,193,100
 Nextlink Communications, Inc., Zero Coupon
  Bond, 6/01/09 (step to 12.250% on 6/01/04) #         7,000,000      2,310,000
 Nextlink Communications, Inc., Zero Coupon
  Bond, 4/15/08 (step to 9.450% on 4/15/03) #          5,000,000      1,950,000
 Nextlink Communications, Inc., 10.500%,
  12/01/09                                             1,000,000        585,000
 NTL Communications Corp., Series B, Zero
  Coupon Bond, 4/15/09 (step to 9.750% on
  4/15/04) #                                     GBP   2,500,000      1,702,489
 NTL Communications Corp., Series B, Zero
  Coupon Bond, 11/15/09 (step to 11.500% on
  11/15/04) #                                    USD   3,250,000      1,425,043
 NTL, Inc., Series B, Zero Coupon Bond,
  4/01/08                                              3,500,000      2,100,000
 RCN Corp., Zero Coupon Bond, 10/15/07 (step
  to 11.125% on 10/15/02) #                            9,350,000      2,431,000
 RCN Corp., Zero Coupon Bond, 2/15/08 (step to
  9.800% on 2/15/03) #                                 8,670,000      2,167,500
 RCN Corp., Zero Coupon Bond, 7/01/08 (step to
  11.000% on 7/01/03) #                               15,650,000      3,599,500
 Teligent, Inc., Zero Coupon Bond, 3/01/08
  (step to 11.500% on 3/01/03) #                      30,375,000        607,500
 XO Communications, Inc., Zero Coupon Bond,
  12/01/09 (step to 12.125% on 12/01/04) #             2,725,000        844,750
                                                                 --------------
                                                                     39,308,286
                                                                 --------------
 TELECOMMUNICATIONS--WIRELESS--2.2%
 Clearnet Communications, Inc., Zero Coupon
  Bond, 8/13/07 (step to 11.750% on 8/13/02) #   CAD  19,680,000     11,761,081
 Microcell Telecommunications, Inc., Zero
  Coupon Bond, 10/15/07 (step to 11.125% on
  10/15/02) #                                          5,000,000      2,330,226
 Nextel Communications, Inc., Zero Coupon
  Bond, 10/31/07 (step to 9.750% on 10/31/02)
  #                                              USD   8,880,000      6,304,800
 Nextel Communications, Inc., 9.375%, 11/15/09           500,000        423,125
 Nextel International, Inc., Zero Coupon Bond,
  4/15/08 (step to 12.125% on 4/15/03) #              25,525,000     12,762,500
 Nextel International, Inc., Zero Coupon Bond,
  4/15/07 (step to 13.000% on 4/15/02) #               4,750,000      3,040,000
                                                                 --------------
                                                                     36,621,732
                                                                 --------------
 TEXTILE & APPAREL--0.3%
 Burlington Industries, Inc., 7.250%, 9/15/05          1,100,000        374,000
 Burlington Industries, Inc., 7.250%, 8/01/27          9,000,000      2,790,000
 Kellwood Co., 7.625%, 10/15/17                        2,500,000      1,650,657
 Phillips Van Heusen Corp., 7.750%, 11/15/23           1,000,000        850,000
                                                                 --------------
                                                                      5,664,657
                                                                 --------------
 TOBACCO--3.0%
 Philip Morris Cos., Inc., 7.750%, 1/15/27            50,235,000     50,371,137
                                                                 --------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 TRANSPORTATION--0.1%
 American President Cos. Ltd., 8.000%, 1/15/24   USD   2,425,000 $    1,345,875
                                                                 --------------
 UTILITIES--2.0%
 AES Corp., 8.875%, 11/01/27                           5,000,000      4,350,000
 Boston Edison Co., 7.800%, 3/15/23                    1,000,000        999,228
 Commonwealth Edison Co., 4.750%, 12/01/11               770,000        548,625
 KN Capital Trust, 7.630%, 4/15/28                    15,750,000     14,439,868
 Pacific Gas & Electric Co., 7.375%, 11/01/05
  144A /\                                              5,400,000      4,131,000
 Pacific Gas & Electric Corp., 6.750%,
  10/01/23 /\                                            350,000        290,500
 Salton Sea Funding Corp., 7.840%, 5/30/10             2,500,000      2,337,750
 Southern California Edison Co., 6.650%,
  4/01/29                                              1,500,000        945,000
 Southern California Edison Co., 7.200%,
  11/03/03                                             3,500,000      2,765,000
 Southern California Edison Co., 7.625%,
  1/15/10                                              2,825,000      2,005,750
 Texas-New Mexico Power Co., 6.250%, 1/15/09           1,000,000        925,350
                                                                 --------------
                                                                     33,738,071
                                                                 --------------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $1,418,129,400)                                1,250,069,952
                                                                 --------------
 CONVERTIBLE BONDS--18.7%
 AUTO & RELATED--0.5%
 Exide Corp., 2.900%, 12/15/05 144A                    5,625,000      2,446,875
 Magna International, Inc. Class A, 4.875%,
  2/15/05                                              6,035,000      5,710,619
                                                                 --------------
                                                                      8,157,494
                                                                 --------------
 CANADIAN--0.1%
 Rogers Communications, Inc., 2.000%, 11/26/05         3,000,000      2,240,160
                                                                 --------------
 COMMUNICATIONS EQUIPMENT--0.1%
 Efficient Networks, Inc., 5.000%, 3/15/05
  144A                                                 1,000,000        990,000
                                                                 --------------
 COMPUTER SERVICES--0.0%
 Redback Networks, Inc., 5.000%, 4/01/07                 500,000        293,750
                                                                 --------------
 COMPUTERS--0.6%
 Cray Research, Inc., 6.125%, 2/01/11                    635,000        209,550
 Hutchinson Technology, Inc., 6.000%, 3/15/05          2,400,000      1,857,000
 Maxtor Corp., 5.750%, 3/01/12                         6,950,000      4,865,000
 Quantum Corp.--DLT & Storage Systems,
  7.000%, 8/01/04                                        881,000        748,321
 Silicon Graphics, Inc., 5.250%, 9/01/04               1,275,000        752,250
 Telxon Corp., 5.750%, 1/01/03                           225,000        212,063
 Western Digital, Zero Coupon Bond, 2/18/18            4,150,000      1,224,250
                                                                 --------------
                                                                      9,868,434
                                                                 --------------
 DIVERSIFIED OPERATIONS--1.9%
 Ogden Corp., 5.750%, 10/20/02                         1,750,000      1,579,701
 Thermo Electron Corp., 4.250%, 1/01/03 144A          30,325,000     29,193,877
                                                                 --------------
                                                                     30,773,578
                                                                 --------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 ELECTRONIC COMPONENTS--0.5%
 EDO Corp., 7.000%, 12/15/11                     USD     834,000 $      720,234
 Kent Electronics Corp., 4.500%, 9/01/04               7,425,000      7,165,125
                                                                 --------------
                                                                      7,885,359
                                                                 --------------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.3%
 Analog Devices, Inc., 4.750%, 10/01/05               40,860,000     36,058,950
 Analog Devices, Inc., 4.750%, 10/01/05 144A           1,000,000        882,500
 Richardson Electronics Ltd., 7.250%, 12/15/06           450,000        370,125
 Vitesse Semiconductor Corp., 4.000%, 3/15/05          1,250,000        915,625
                                                                 --------------
                                                                     38,227,200
                                                                 --------------
 ELECTRONIC MEASURING INSTRUMENTS--0.1%
 Thermedics, Inc., Zero Coupon Bond, 6/01/03             950,000        840,750
                                                                 --------------
 ENVIRONMENTAL SERVICES--0.3%
 Thermo TerraTech, Inc., 4.625%, 5/01/03                 400,000        382,000
 Thermo TerraTech, Inc., 4.625%, 5/01/03 144A          5,648,000      5,393,840
                                                                 --------------
                                                                      5,775,840
                                                                 --------------
 FINANCIAL SERVICES--0.6%
 Bell Atlantic Financial Services, 5.750%,
  4/01/03                                             10,450,000     10,430,668
                                                                 --------------
 FOREIGN ISSUER--1.6%
 APP Finance VII Mauritius Ltd., Zero Coupon
  Bond, 11/18/12 /\                                    8,000,000        140,000
 APP Finance VII Mauritius Ltd., 3.500%,
  4/30/03 /\                                           8,820,000        352,800
 APP Finance VII Mauritius Ltd., 3.500%,
  4/30/03 144A /\                                      8,125,000        325,000
 Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04        15,100,000      7,550,000
 Burns, Philp, 5.500%, 4/30/04                         4,480,000      2,956,800
 Colt Telecom Group Plc, 2.000%, 12/16/06        EUR   4,950,000      3,152,797
 Colt Telecom Group Plc, 2.000%, 4/03/07               3,975,000      2,506,345
 Empresas ICA Sociedad, 5.000%, 3/15/04          USD   3,200,000      2,240,000
 Loxley Public Co. Ltd., 2.500%, 4/04/01 /\            7,700,000      3,176,250
 Siam Commercial Bank Public Co. Ltd., 3.250%,
  1/24/04                                              3,075,000      1,506,750
 Ssangyong Oil Refining Co., Inc., 3.000%,
  12/31/04                                             1,930,000      1,466,800
 Telewest Communications Plc, 5.250%, 2/19/07    GBP   1,500,000      1,490,617
                                                                 --------------
                                                                     26,864,159
                                                                 --------------
 FREIGHT TRANSPORTATION--0.1%
 Builders Transportation, Inc., 8.000%,
  8/15/05 /\                                     USD   1,000,000          1,250
 Preston Corp., 7.000%, 5/01/11                          750,000        573,750
 Worldway Corp., 6.250%, 4/15/11                       1,288,000        966,000
                                                                 --------------
                                                                      1,541,000
                                                                 --------------
 HEALTHCARE--BIOTECHNOLOGY--0.4%
 Affymetrix, Inc., 4.750%, 2/15/07                     1,550,000        943,563
 Affymetrix, Inc., 4.750%, 2/15/07 144A                1,000,000        608,750
 Human Genome Sciences, Inc., 3.750%, 3/15/07
  144A                                                 7,250,000      5,192,812
                                                                 --------------
                                                                      6,745,125
                                                                 --------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 HEALTHCARE--DRUGS--0.3%
 Glycomed, Inc., 7.500%, 1/01/03                 USD   1,348,100 $    1,081,850
 NABI, Inc., 6.500%, 2/01/03                           4,750,000      3,610,000
                                                                 --------------
                                                                      4,691,850
                                                                 --------------
 HEALTHCARE--SERVICES--0.3%
 Healthsouth Corp., 3.250%, 4/01/03                    3,000,000      2,721,300
 Medical Care International, Inc., 6.750%,
  10/01/06                                             1,500,000      1,447,500
                                                                 --------------
                                                                      4,168,800
                                                                 --------------
 HOME BUILDERS--0.0%
 Schuler Homes, Inc., 6.500%, 1/15/03                    750,000        733,125
                                                                 --------------
 INDUSTRIAL EQUIPMENT--0.1%
 MascoTech, Inc., 4.500%, 12/15/03                     2,375,000      1,796,094
                                                                 --------------
 INSURANCE--4.4%
 Loews Corp., 3.125%, 9/15/07                         81,200,000     73,161,200
                                                                 --------------
 MACHINERY--0.0%
 Intevac, Inc., 6.500%, 3/01/04                        1,250,000        637,500
                                                                 --------------
 MANUFACTURING--0.1%
 FMC Corp., 6.750%, 1/16/05                            1,325,000      1,126,250
 Hexcel Corp., 7.000%, 8/01/11                         1,775,000      1,260,250
                                                                 --------------
                                                                      2,386,500
                                                                 --------------
 MULTI-INDUSTRY--0.4%
 Thermo Instrument Systems, Inc., 4.500%,
  10/15/03 144A                                        7,243,000      6,917,065
                                                                 --------------
 OFFICE EQUIPMENT--0.5%
 Xerox Corp., 0.570%, 4/21/18                         24,500,000      8,452,500
                                                                 --------------
 OIL--DRILLING EQUIPMENT--0.0%
 Parker Drilling Co., 5.500%, 8/01/04                    500,000        455,000
                                                                 --------------
 OIL & GAS--3.0%
 Baker Hughes, Inc., Zero Coupon Bond, 5/05/08        45,772,000     36,754,916
 Devon Energy Corp., 4.900%, 8/15/08                   1,400,000      1,386,000
 Devon Energy Corp., 4.950%, 8/15/08                   2,600,000      2,574,000
 Diamond Offshore Drilling, Inc., 3.750%,
  2/15/07                                              5,175,000      5,282,640
 Key Energy Group, Inc., 5.000%, 9/15/04               2,950,000      2,584,937
 Noram Energy Corp., 6.000%, 3/15/12                     447,500        429,600
                                                                 --------------
                                                                     49,012,093
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS--0.2%
 Federal Realty Investors Trust, 5.250%,
  10/28/03                                             2,250,000      1,873,125
 Sizeler Property Investors, Inc., 8.000%,
  7/15/03                                              1,175,000      1,092,750
                                                                 --------------
                                                                      2,965,875
                                                                 --------------
 RETAIL--SPECIALTY--0.0%
 CML Group, Inc., 5.500%, 1/15/03 /\                   1,224,000            771
 Jacobson Stores, Inc., 6.750%, 12/15/11                 540,000        372,600
                                                                 --------------
                                                                        373,371
                                                                 --------------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                            Face
                                                          Amount       Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 TELECOMMUNICATIONS--0.3%
 At Home Corp., 4.750%, 12/15/06                 USD     500,000 $      296,250
 Broadband Technologies, Inc., 5.000%, 5/15/01
  /\                                                   9,800,000        784,000
 Level 3 Communications, Inc., 6.000%, 3/15/10         3,000,000      1,178,400
 NTL Communications, Inc., 5.750%, 12/15/09            3,500,000      1,885,625
                                                                 --------------
                                                                      4,144,275
                                                                 --------------
 TEXTILE & APPAREL--0.0%
 Dixie Yarns, Inc., 7.000%, 5/15/12                      248,000         74,400
                                                                 --------------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $345,024,953)                                    310,603,165
                                                                 --------------
 TOTAL BONDS AND NOTES
  (Identified Cost $1,763,154,353)                                1,560,673,117
                                                                 --------------
                                                          Shares
-------------------------------------------------------------------------------
 COMMON STOCKS - 0.1% OF NET ASSETS
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.1%
 Park Electrochemical Corp.                               35,555        803,543
                                                                 --------------
 OIL & GAS--0.0%
 Seabulk International, Inc. *                            45,939        361,770
                                                                 --------------
 STEEL--0.0%
 Geneva Steel Holdings Corp. *                            63,980        108,965
                                                                 --------------
 TOTAL COMMON STOCKS
  (Identified Cost $7,619,032)                                        1,274,278
                                                                 --------------
 PREFERRED STOCKS - 3.3% OF NET ASSETS
 NON-CONVERTIBLE PREFERRED STOCKS--1.9%
 CHEMICALS--MAJOR--0.0%
 E.I. du Pont DeNemours & Co., $3.50                       3,775        205,738
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS--1.1%
 AMB Property Corp., 8.50%                                21,600        540,000
 Archstone Communities Trust, Series C, 8.625%             5,800        145,232
 CarrAmerica Realty Corp., Series B, 8.570%              126,800      2,967,120
 CarrAmerica Realty Corp., Series C, 8.550%               28,150        658,710
 Developers Diversified Realty Corp., 9.440%              34,500        828,000
 Developers Diversified Realty Corp., 9.500%              52,000      1,244,360
 Developers Diversified Realty Corp., Class C,
  8.375%                                                   3,000         68,400
 Duke-Weeks Realty Corp., Series F, 8.000%                 8,103        200,550
 Equity Office Properties Trust, Series C,
  8.625%                                                  16,460        416,438
 Equity Residential Properties Trust, Series
  L, 7.625%                                               72,068      1,758,459
 First Industrial Realty Trust, Inc., Series
  D, 7.950%                                               32,700        742,290
 First Industrial Realty Trust, Inc., Series
  E, 7.900%                                              154,200      3,469,500
 Highwoods Properties, Inc., Series B, 8.000%             60,500      1,340,680
 Highwoods Properties, Inc., Series D, 8.000%             12,000        263,760

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                             Shares    Value +
-------------------------------------------------------------------------------
 PREFERRED STOCKS - CONTINUED
 REAL ESTATE INVESTMENT TRUSTS--CONTINUED
 Liberty Property Trust, Series A, 8.800%                     5,300 $   127,412
 New Plan Excel Realty Trust, Inc., Series B, 8.625%         30,700     712,240
 ProLogis Trust, Series D, 7.920%                            45,500   1,064,700
 ProLogis Trust, Series E, 8.750%                            10,000     243,700
 Public Storage, Inc., Series K, 8.250%                      16,850     416,532
 Public Storage, Inc., Series L, 8.250%                      35,000     867,300
 Shurgard Storage Centers, Inc., Series C, 8.700%             5,000     122,650
 Spieker Properties, Inc., 8.000%                             6,600     156,684
                                                                    -----------
                                                                     18,354,717
                                                                    -----------
 TELECOMMUNICATIONS--0.7%
 Adelphia Business Solutions, Inc., Series B, 12.875%
  PIK                                                        19,782   9,890,932
 Nextel Communications, Inc., 11.125% PIK                     1,723   1,292,420
                                                                    -----------
                                                                     11,183,352
                                                                    -----------
 UTILITIES--0.1%
 Central Maine Power Co., 3.500%                              2,230     102,468
 Connecticut Light & Power Co., $1.90                         2,925      77,787
 Entergy Louisiana, Inc., 4.160%                              2,600     130,000
 MDU Resources Group, Inc., 5.100%                            3,560     341,315
 Niagara Mohawk Power Corp., 4.850%                           5,000     325,000
 Pacific Gas & Electric Co., Series H, 4.500% /\             45,000     369,000
 Pacific Gas & Electric Corp. Series D, 5.000% /\            75,000     727,500
 PECO Energy Co., $3.80                                         300      16,950
 Public Service Co., 4.000%                                     360      20,160
 Southern California Edison Co., 4.320%                      50,000     440,000
 Southern California Edison Co., 6.450%                       2,500     166,797
 Xcel Energy, Inc., $3.60                                     1,100      55,550
                                                                    -----------
                                                                      2,772,527
                                                                    -----------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $37,233,317)                                      32,516,334
                                                                    -----------
 CONVERTIBLE PREFERRED STOCKS--1.4%
 AUTO & RELATED--0.0%
 Federal-Mogul Corp., 7.000%                                 27,500      96,250
                                                                    -----------
 BUILDING MATERIALS--0.0%
 Owens Corning, 6.500% /\                                   133,000     448,875
                                                                    -----------
 FINANCIAL SERVICES--0.1%
 Newell Financial Trust I, 5.250%                            55,000   2,158,750
                                                                    -----------
 FOREIGN ISSUER--0.6%
 Philippine Long Distance Telephone Co. $3.50 GDS           274,300   8,914,750
                                                                    -----------
 METALS--0.1%
 Bethlehem Steel Corp., $3.50                               109,050     926,925
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                          Shares       Value +

-------------------------------------------------------------------------------
 PREFERRED STOCKS - CONTINUED
 OIL & GAS--0.4%
 EVI, Inc., 5.000%                                       109,500 $    5,570,812
 Western Gas Resources, Inc., $2.625                      25,000      1,153,750
                                                                 --------------
                                                                      6,724,562
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS--0.1%
 Camden Property Trust, $2.25                             13,500        349,650
 Equity Residential Properties Trust, 7.250%              69,200      1,669,796
                                                                 --------------
                                                                      2,019,446
                                                                 --------------
 RETAIL--GENERAL--0.1%
 K Mart Financing Corp., 7.750%                           39,000      1,595,100
                                                                 --------------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $29,742,736)                                      22,884,658
                                                                 --------------
 TOTAL PREFERRED STOCKS
  (Identified Cost $66,976,053)                                      55,400,992
                                                                 --------------
 WARRANTS - 0.0% OF NET ASSETS
 FOREIGN ISSUER--0.0%
 Asia Pulp & Paper Ltd., expiring 03/15/05
  144A *                                                   4,800              0
 Jazztel Plc, expiring 07/15/10 144A *                     4,150         72,787
                                                                 --------------
                                                                         72,787
                                                                 --------------
 OIL & GAS--0.0%
 Seabulk International, Inc., expiring
  06/30/07 *                                              30,619         61,238
 Seabulk International, Inc., expiring
  12/15/03 *                                               4,212          1,845
                                                                 --------------
                                                                         63,083
                                                                 --------------
 TOTAL WARRANTS
  (Identified Cost $36,295)                                             135,870
                                                                 --------------
                                                     Face Amount
-------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 1.0% OF NET ASSETS
 Repurchase Agreement with State Street Bank
  and Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $16,853,265 on 4/02/01
  collateralized by $16,735,000 U.S. Treasury
  Note, 6.250% due 4/30/01 with a value of
  $17,186,711                                    USD  16,848,000     16,848,000
                                                                 --------------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $16,848,000)                                      16,848,000
                                                                 --------------
 TOTAL INVESTMENTS--98.5%
 (IDENTIFIED COST $1,854,633,733) @                               1,634,332,257
 Cash and Other Assets, Less Liabilities--1.5%                       24,357,297
                                                                 --------------
 NET ASSETS--100%                                                $1,658,689,554
                                                                 ==============

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

+    See Note 1.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
PIK  All or a portion of income may be received as additional securities.
/\   Security in default.
*    Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $1,854,633,733 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $59,805,342 and $280,106,818, respectively, resulting in net unrealized depreciation of $220,301,476.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
EUR: Euro
GDS: Global Depositary Shares
GBP: British Pound
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                See accompanying notes to financial statements.

LOOMIS SAYLES GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - 97.8% OF NET ASSETS
 NON-CONVERTIBLE BONDS--88.3%
 ARGENTINA--0.4%
 PDVSA Finance Ltd., 7.400%, 8/15/16                  USD   230,000 $   184,575
                                                                    -----------
 AUSTRALIA--5.9%
 New South Wales Trust, 6.500%, 5/01/06               AUD 1,900,000     972,972
 Queensland Treasury, 6.000%, 7/14/09                       760,000     379,363
 Queensland Treasury, 8.000%, 9/14/07                     1,600,000     886,664
 South Australia Government Finance Authority, Zero
  Coupon Bond, 12/21/15                                   2,750,000     558,850
                                                                    -----------
                                                                      2,797,849
                                                                    -----------
 BRAZIL--1.0%
 Republic of Brazil C Bond, 8.000%, 4/15/14 PIK       USD   615,705     471,815
                                                                    -----------
 CANADA--1.0%
 Province of Ontario, 5.700%, 12/01/08                CAD   730,000     464,296
                                                                    -----------
 CAYMAN ISLAND--0.9%
 Pemex Finance Ltd., 8.875%, 11/15/10                 USD   400,000     425,860
                                                                    -----------
 FINLAND--2.3%
 Republic of Finland, 6.000%, 4/25/08                 EUR 1,177,315   1,105,544
                                                                    -----------
 GERMANY--18.3%
 Allgemeine HypothekenBank AG, 4.250%, 1/20/14            2,525,000   1,980,690
 Bayerische Vereinsbank, 6.000%, 1/23/06                  1,022,583     944,282
 Deutsche Ausgleichsbank, 4.000%, 7/04/09                 1,850,000   1,518,526
 Eurohypo AG--Europaeische Hypothekenbank der
  Deutschen Bank, 4.000%, 2/01/07                           950,000     799,279
 Federal Republic of Germany, 4.250%, 2/18/05             1,000,000     875,810
 Federal Republic of Germany, 4.750%, 7/04/28             1,075,000     861,553
 Kreditanstalt Wierdarauf, 6.000%, 2/09/06                1,062,421     984,796
 Westdt Landesbank, 5.250%, 10/14/05                        766,937     687,765
                                                                    -----------
                                                                      8,652,701
                                                                    -----------
 IRELAND--5.6%
 Republic of Ireland, 3.500%, 10/18/05                    1,335,000   1,124,707
 Republic of Ireland, 4.600%, 4/18/16                     1,875,000   1,539,211
                                                                    -----------
                                                                      2,663,918
                                                                    -----------
 KOREA--1.0%
 Korea Electric Power Corp., 7.750%, 4/01/13          USD   475,000     481,417
                                                                    -----------
 MALAYSIA--4.2%
 Tenaga Nasional Berhad, 7.500%, 11/01/25 144A            2,375,000   2,010,115
                                                                    -----------
 MEXICO--2.0%
 Petroleos Mexicanos, 8.625%, 12/01/23 144A                 500,000     462,500
 United Mexican States, 8.375%, 1/14/11                     500,000     491,900
                                                                    -----------
                                                                        954,400
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 NETHERLANDS--6.9%
 Deutsche Finance BV, 7.500%, 2/10/03                EUR 2,300,000 $ 1,081,645
 Deutsche Telekom AG, 5.250%, 5/20/08                    1,369,196   1,108,261
 Government of Netherlands, 5.750%, 9/15/02                407,560     364,379
 Mannesmann Finance BV, 4.750%, 5/27/09                    855,000     690,709
                                                                   -----------
                                                                     3,244,994
                                                                   -----------
 NEW ZEALAND--2.0%
 Government of New Zealand, 6.000%, 11/15/11         NZD   600,000     241,555
 Government of New Zealand, 7.000%, 7/15/09              1,100,000     474,593
 Government of New Zealand, 8.000%, 11/15/06               500,000     222,686
                                                                   -----------
                                                                       938,834
                                                                   -----------
 PANAMA--2.1%
 Republic of Panama, 8.875%, 9/30/27                 USD 1,125,000     987,188
                                                                   -----------
 PERU--1.3%
 Republic of Peru, 4.000%, 3/07/17 (step to 4.500%
  on 3/07/03) #                                            960,000     595,200
                                                                   -----------
 PHILIPPINES--3.0%
 Bangko Sentral Pilipinas, 8.600%, 6/15/27               1,300,000     923,000
 Republic of Philippines, 10.625%, 3/16/25                 550,000     475,750
                                                                   -----------
                                                                     1,398,750
                                                                   -----------
 SOUTH AFRICA--4.5%
 Republic of South Africa, 8.500%, 6/23/17               2,250,000   2,148,750
                                                                   -----------
 SUPRANATIONAL--8.3%
 Asian Development Bank, 5.375%, 9/15/03             AUD   500,000     245,208
 European Investment Bank, 5.375%, 8/28/07           NOK 6,330,000     638,618
 European Investment Bank, 6.000%, 11/26/04          GBP   925,000   1,343,989
 Inter-American Development Bank, 5.500%, 3/30/10    EUR 1,450,000   1,308,453
 International Bank for Reconstruction &
  Development, Zero Coupon Bond, 8/20/07             NZD 1,500,000     403,499
                                                                   -----------
                                                                     3,939,767
                                                                   -----------
 THAILAND--2.7%
 Thai Farmers Bank Plc, 8.250%, 8/21/16 144A         USD 1,650,000   1,278,750
                                                                   -----------
 TRINIDAD AND TOBAGO--2.1%
 Republic of Trinidad & Tobago, 9.750%, 7/01/20            950,000     980,875
                                                                   -----------
 UNITED KINGDOM--0.3%
 Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
  (step to 11.625% on 6/01/03) #                     EUR 1,605,000     140,750
                                                                   -----------
 UNITED STATES--12.5%
 Alliance Pipeline LP, 7.877%, 12/31/25 144A         USD   150,000     147,849
 Federal National Mortgage Association, 6.022%,
  11/25/10                                               1,000,000   1,025,273
 Federal National Mortgage Association, 6.375%,
  8/15/07                                            AUD   975,000     494,039
 First Union Corp., 6.400%, 4/01/08                  USD   450,000     446,769
 Fort James Corp., 4.750%, 6/29/04                       2,150,000   1,723,671
 Household Finance Corp., 5.125%, 6/24/09            EUR   825,000     676,096

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                                 Face
                                                               Amount    Value +

---------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 UNITED STATES--CONTINUED
 News America Holdings, Inc., 8.625%, 2/07/14           AUD 1,240,000 $   617,935
 Tiverton Power Associates Ltd., 9.000%, 7/15/18 144A   USD   500,000     513,830
 Transocean Sedco Forex, Inc., 7.500%, 4/15/31 144A           300,000     298,605
                                                                      -----------
                                                                        5,944,067
                                                                      -----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $47,231,924)                                        41,810,415
                                                                      -----------
 CONVERTIBLE BONDS--9.5%
 CANADA--1.2%
 Magna International, Inc. Class A, 4.875%, 2/15/05           600,000     567,750
                                                                      -----------
 CAYMAN ISLAND--2.1%
 FLI Capital Cayman, 6.250%, 2/01/02                          900,000   1,021,500
                                                                      -----------
 HONG KONG--2.1%
 Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04              2,000,000   1,000,000
                                                                      -----------
 JAPAN--2.7%
 MBL International Finance (Bermuda), 3.000%,
  11/30/02                                                  1,250,000   1,259,375
                                                                      -----------
 THAILAND--0.6%
 Loxley Public Co. Ltd., 2.500%, 4/04/01 /\                   700,000     288,750
                                                                      -----------
 UNITED KINGDOM--0.3%
 Telewest Communications Plc, 5.250%, 2/19/07           GBP   140,000     139,124
                                                                      -----------
 UNITED STATES--0.5%
 Analog Devices, Inc., 4.750%, 10/01/05                 USD   150,000     132,375
 Solectron Corp., Zero Coupon Bond, 5/08/20                   200,000      99,750
                                                                      -----------
                                                                          232,125
                                                                      -----------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $4,953,186)                                          4,508,624
                                                                      -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $52,185,110)                                        46,319,039
                                                                      -----------
 SHORT-TERM INVESTMENT - 0.7% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $324,101 on 4/02/01 collateralized
  by $345,000 U.S. Treasury Bond, 5.250% due 11/15/28
  with a value of $332,187                                    324,000     324,000
                                                                      -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $324,000)                                              324,000
                                                                      -----------
 TOTAL INVESTMENTS--98.5%
 (IDENTIFIED COST $52,509,110) @                                       46,643,039
 Cash and Other Assets, Less Liabilities--1.5%                            723,101
                                                                      -----------
 NET ASSETS--100%                                                     $47,366,140
                                                                      ===========

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


+    See Note 1.
PIK  All or a portion of income may be received as additional securities.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
/\   Security in default.
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $52,509,110 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,560,475 and $7,426,546, respectively, resulting in net unrealized depreciation of $5,866,071.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
GBP: Great British Pound
EUR: Euro
NOK: Norwegian Krone
NZD: New Zealand Dollar
USD: United States Dollar

                 TEN LARGEST SECTOR HOLDINGS AT MARCH 31, 2001
                         AS A PERCENTAGE OF NET ASSETS

       Foreign Government/Agency  36.3%
       Banking & Finance          20.2%
       Financial Services         11.3%
       Supranational               7.8%
       Utilities                   5.3%
       Forest & Paper Products     3.7%
       Government Agencies         3.2%
       Telecommunications          2.9%
       Media & Entertainment       1.3%
       Auto & Related              1.2%

                See accompanying notes to financial statements.

LOOMIS SAYLES HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - 89.3% of net assets
 NON-CONVERTIBLE BONDS--63.8%
 AGRICULTURAL--0.4%
 IMC Global, Inc., 7.300%, 1/15/28                    USD   200,000 $   132,742
                                                                    -----------
 AUTO & RELATED--1.0%
 Cummins Engine Co., Inc., 7.125%, 3/01/28                  250,000     187,299
 Dana Corp., 7.000%, 3/01/29                                200,000     130,170
 Federal-Mogul Corp., 7.875%, 7/01/10                       100,000      13,000
                                                                    -----------
                                                                        330,469
                                                                    -----------
 CABLE--0.3%
 Century Communications Corp., Zero Coupon Bond,
  1/15/08                                                   250,000     112,500
                                                                    -----------
 CANADIAN--0.1%
 Call-Net Enterprises, Inc., Zero Coupon Bond,
  8/15/07                                                   200,000      52,000
                                                                    -----------
 CHEMICALS--1.8%
 Borden, Inc., 7.875%, 2/15/23                              350,000     252,122
 Borden, Inc., 9.250%, 6/15/19                              500,000     371,235
                                                                    -----------
                                                                        623,357
                                                                    -----------
 CHEMICALS--SPECIALTY--0.2%
 Solutia, Inc., 7.375%, 10/15/27                            100,000      76,408
                                                                    -----------
 COMMUNICATIONS--1.0%
 Charter Communications Holdings, Zero Coupon Bond,
  4/01/11 (step to 9.920% on 4/04/04) #                     250,000     173,750
 Williams Communications Group, Inc., 10.700%,
  10/01/07                                                  200,000     153,000
                                                                    -----------
                                                                        326,750
                                                                    -----------
 COMPUTER SERVICES--0.1%
 Rhythms NetConnections, Inc., Series B, Zero
  Coupon Bond, 5/15/08 (step to 13.500% on 5/15/03)
  #                                                         400,000      28,000
                                                                    -----------
 ELECTRONIC COMPONENTS--0.1%
 Zenith Electronics Corp., 8.190%, 11/01/09                 169,000      23,660
                                                                    -----------
 ENTERTAINMENT--0.4%
 Boston Celtics Ltd., 6.000%, 6/30/38                       263,000     150,239
                                                                    -----------
 FINANCIAL SERVICES--2.7%
 DR Structured Finance Corp., 9.350%, 8/15/19               150,000     124,500
 Panda Funding Corp., 11.625%, 8/20/12                      739,417     665,475
 Port Arthur Finance Corp., 12.500%, 1/15/09                150,000     148,500
                                                                    -----------
                                                                        938,475
                                                                    -----------
 FOREIGN GOVERNMENT/AGENCY--7.4%
 City of Buenos Aires, 10.500%, 5/28/04 144A          ARS   150,000     123,000
 Escom, 11.000%, 6/01/08                              ZAR 1,275,000     147,318
 Ivory Coast, Inc., Zero Coupon Bond, 3/29/18
  (step to 3.000% on 3/31/08)#                        USD   427,500      59,850
 Republic of Argentina, 8.875%, 3/01/29                     375,000     233,250
 Republic of Argentina, 11.750%, 2/12/07                    200,000     150,225
 Republic of Brazil, 11.000%, 8/17/40                       250,000     194,500

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - continued
 FOREIGN GOVERNMENT/AGENCY--CONTINUED
 Republic of Brazil C Bond, 8.000%, 4/15/14 PIK       USD 1,139,052 $   872,855
 Republic of Panama, 4.500%, 7/17/14 (step to
  4.750% on 7/17/01) #                                      250,000     208,750
 Republic of Panama, 8.875%, 9/30/27                        125,000     109,688
 Republic of South Africa, 12.500%, 12/21/06          ZAR 1,000,000     127,646
 Republic of Venezuela, 9.250%, 9/15/27               USD   425,000     292,188
                                                                    -----------
                                                                      2,519,270
                                                                    -----------
 FOREIGN ISSUER--16.0%
 Bangko Sentral Pilipinas, 8.600%, 6/15/27                1,000,000     710,000
 Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A         600,000     465,000
 Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A            100,000      81,844
 Compania de Alimentos Fargo SA, 13.250%, 8/01/08           100,000      70,000
 Espirito Santo Centrais Eletricas SA, 10.000%,
  7/15/07                                                   350,000     295,750
 Hyundai Semiconductor, 8.625%, 5/15/07 144A                675,000     432,000
 Indah Kiat Finance Mauritius Ltd., 10.000%,
  7/01/07 /\                                                500,000      90,000
 Jazztel Plc, 13.250%, 12/15/09                       EUR   350,000     196,437
 Jazztel Plc, 14.000%, 7/15/10                              300,000     173,636
 Korea Electric Power Corp., 7.400%, 4/01/16          USD   220,492     213,020
 KPNQwest NV, 7.125%, 6/01/09                         EUR   125,000      90,161
 Multicanal SA, 10.500%, 2/01/07                      USD   125,000      86,250
 Multicanal SA, 10.500%, 4/15/18                            250,000     147,500
 Murrin Murrin Holdings Property Ltd., 9.375%,
  8/31/07                                                   150,000     115,500
 Philippine Long Distance Telephone Co., 8.350%,
  3/06/17                                                   200,000     141,418
 Pindo Deli Finance Mauritius Ltd., 10.750%,
  10/01/07 /\                                               450,000      63,000
 Pindo Deli Finance Mauritius Ltd., 10.875%,
  10/01/27 /\                                               660,000      85,800
 Quezon Power Philippines Co., 8.860%, 6/15/17              550,000     412,500
 Tata Electric Co., 8.500%, 8/19/17 144A                    200,000     160,964
 TFM SA de CV, Zero Coupon Bond, 6/15/09 (step to
  11.750% on 6/15/02) #                                     600,000     486,000
 Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                125,000      96,875
 Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04 /\            400,000      52,000
 Total Access Communication Public Co. Ltd.,
  8.375%, 11/04/06 144A                                     250,000     225,000
 Transportacion Maritima Mexicana SA de CV,
  10.000%, 11/15/06                                         500,000     412,500
 Xerox Capital (Europe) Plc, 5.250%, 12/03/04         EUR   250,000     135,006
                                                                    -----------
                                                                      5,438,161
                                                                    -----------
 HEALTHCARE--SERVICES--2.2%
 Columbia/HCA Healthcare Corp., 7.050%, 12/01/27      USD    75,000      63,000
 Columbia/HCA Healthcare Corp., 7.690%, 6/15/25             250,000     225,000
 Columbia/HCA Healthcare Corp., 7.750%, 7/15/36             500,000     446,143
                                                                    -----------
                                                                        734,143
                                                                    -----------
 INSURANCE--0.6%
 Conseco Financing Trust II, 8.700%, 11/15/26               200,000     115,000
 Conseco, Inc., 8.500%, 10/15/02                            100,000      96,000
                                                                    -----------
                                                                        211,000
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - continued
 MORTGAGE RELATED--0.6%
 Green Tree Financial Corp., 7.590%, 7/15/29          USD   250,000 $   134,140
 Green Tree Financial Corp., 7.900%, 4/15/27                125,000      70,903
                                                                    -----------
                                                                        205,043
                                                                    -----------
 OFFICE EQUIPMENT--1.5%
 Xerox Capital Trust I, 8.000%, 2/01/27                     300,000      84,000
 Xerox Corp., 7.150%, 8/01/04                               350,000     248,500
 Xerox Corp., 7.200%, 4/01/16                               300,000     169,500
                                                                    -----------
                                                                        502,000
                                                                    -----------
 OIL & GAS--3.6%
 Chesapeake Energy Corp., 8.500%, 3/15/12                   125,000     122,812
 Clark Refining & Marketing, Inc., 8.375%, 11/15/07         225,000     172,125
 Pennzoil-Quaker State Co., 7.375%, 4/01/29                 600,000     417,348
 Pioneer Natural Resources Co., 7.200%, 1/15/28             350,000     287,000
 Seabulk International, Inc., 12.500%, 6/30/07              126,306     104,834
 Seagull Energy Corp., 7.500%, 9/15/27                      125,000     118,004
                                                                    -----------
                                                                      1,222,123
                                                                    -----------
 OIL & GAS REFINING--0.3%
 Clark Oil & Refining Corp., 9.500%, 9/15/04                100,000      87,000
                                                                    -----------
 RAIL--TRANSPORT--0.1%
 Missouri Pacific Railroad Co., 4.750%, 1/01/20              30,000      19,238
                                                                    -----------
 REAL ESTATE INVESTMENT TRUSTS--0.7%
 Meditrust Corp., 7.000%, 8/15/07                           100,000      80,000
 TriNet Corporate Realty Trust, Inc., 7.700%,
  7/15/17                                                   250,000     164,853
                                                                    -----------
                                                                        244,853
                                                                    -----------
 RETAIL--GENERAL--6.6%
 Dillard's, Inc., 6.625%, 1/15/18                           250,000     184,210
 Dillon Read Structured Finance Corp., 7.430%,
  8/15/18                                                   350,000     250,250
 Dillon Read Structured Finance Corp., 7.600%,
  8/15/07                                                    61,482      55,948
 J.C. Penney Co., Inc., 6.500%, 12/15/07                    250,000     185,000
 J.C. Penney Co., Inc., 6.875%, 10/15/15                    300,000     198,000
 J.C. Penney Co., Inc., 7.050%, 5/23/05                     125,000     103,750
 J.C. Penney Co., Inc., 7.125%, 11/15/23                    250,000     163,506
 J.C. Penney Co., Inc., 7.375%, 8/15/08                     200,000     154,000
 J.C. Penney Co., Inc., 7.600%, 4/01/07                     150,000     119,730
 J.C. Penney Co., Inc., 9.750%, 6/15/21                     250,000     167,500
 K Mart Corp., 9.350%, 1/02/20                              350,000     273,312
 Woolworth Corp., 8.500%, 1/15/22                           550,000     394,413
                                                                    -----------
                                                                      2,249,619
                                                                    -----------
 TELECOMMUNICATIONS--7.7%
 Call-Net Enterprises, Inc., Zero Coupon Bond,
  5/15/09 (step to 10.800% on 5/15/04) #                    250,000      38,750
 Hyperion Telecommunications, Inc., Series B, Zero
  Coupon Bond, 4/15/03 (step to 13.000% on 4/15/01)
  #                                                         150,000     136,500

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - continued
 TELECOMMUNICATIONS--CONTINUED
 Level 3 Communications, Inc., Zero Coupon Bond,
  12/01/08 (step to 10.500% on 12/01/03) #            USD   775,000 $   364,250
 Level 3 Communications, Inc., Zero Coupon Bond,
  3/15/10 (step to 12.875% on 03/15/05) #                   500,000     190,000
 Level 3 Communications, Inc., 10.750%, 3/15/08       EUR   250,000     163,332
 Nextlink Communications, Inc., Zero Coupon Bond,
  4/15/08 (step to 9.450% on 4/15/03) #               USD   800,000     312,000
 Nextlink Communications, Inc., Zero Coupon Bond,
  6/01/09 (step to 12.250% on 6/01/04) #                    450,000     148,500
 NTL Communications Corp., Series B, Zero Coupon
  Bond, 4/15/09 (step to 9.750% on 4/15/04) #         GBP   500,000     340,498
 NTL Communications Corp., Series B, Zero Coupon
  Bond, 11/15/09 (step to 11.500% on 11/15/04) #      USD   600,000     263,085
 RCN Corp., Zero Coupon Bond, 10/15/07 (step to
  11.125% on 10/15/02) #                                    500,000     130,000
 RCN Corp., Zero Coupon Bond, 2/15/08 (step to
  9.800% on 2/15/03) #                                    1,000,000     250,000
 RCN Corp., Zero Coupon Bond, 7/01/08 (step to
  11.000% on 7/01/03) #                                     100,000      23,000
 Rhythms NetConnections, Inc., 12.750%, 4/15/09             100,000      18,000
 Telewest Communications Plc, Zero Coupon Bond,
  4/15/09 (step to 9.25% on 4/15/04) #                      250,000     147,500
 Teligent, Inc., Zero Coupon Bond, 3/01/08 (step to
  11.500% on 3/01/03) #                                     500,000      10,000
 XO Communications, Inc., Zero Coupon Bond,
  12/01/09 (step to 12.125% on 12/01/04) #                  250,000      77,500
                                                                    -----------
                                                                      2,612,915
                                                                    -----------
 TELECOMMUNICATIONS--WIRELESS--3.7%
 Microcell Telecommunications, Inc., Zero Coupon
  Bond, 10/15/07 (step to 11.125% on 10/15/02) #      CAD   985,000     459,055
 Nextel Communications, Inc., Zero Coupon Bond,
  10/31/07 (step to 9.750% on 10/31/02) #             USD   100,000      71,000
 Nextel Communications, Inc., Zero Coupon Bond,
  2/15/08 (step to 9.950% on 2/15/03) #                     350,000     236,250
 Nextel International, Inc., Zero Coupon Bond,
  4/15/07 (step to 13.000% on 4/15/02) #                    375,000     240,000
 Nextel International, Inc., Zero Coupon Bond,
  4/15/08 (step to 12.125% on 4/15/03) #                    500,000     250,000
                                                                    -----------
                                                                      1,256,305
                                                                    -----------
 TEXTILE & APPAREL--0.8%
 Phillips Van Heusen Corp., 7.750%, 11/15/23                330,000     280,500
                                                                    -----------
 TRANSPORTATION--0.8%
 American President Cos. Ltd., 7.125%, 11/15/03             125,000      94,862
 American President Cos. Ltd., 8.000%, 1/15/24              335,000     185,925
                                                                    -----------
                                                                        280,787
                                                                    -----------
 UTILITIES--3.1%
 AES Corp., 8.875%, 11/01/27                                350,000     304,500
 Pacific Gas & Electric Co., 6.250%, 3/01/04 /\             100,000      87,000

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - continued
 UTILITIES--CONTINUED
 Pacific Gas & Electric Co., 7.375%, 11/01/05 144A
  /\                                                 USD   400,000 $   306,000
 Southern California Edison Co., 7.625%, 1/15/10           525,000     372,750
                                                                   -----------
                                                                     1,070,250
                                                                   -----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $24,892,381)                                     21,727,807
                                                                   -----------
 CONVERTIBLE BONDS--25.5%
 AUTO & RELATED--0.7%
 Exide Corp., 2.900%, 12/15/05 144A                        525,000     228,375
                                                                   -----------
 COMMUNICATIONS EQUIPMENT--0.3%
 Efficient Networks, Inc., 5.000%, 3/15/05 144A            100,000      99,000
                                                                   -----------
 COMPUTER SERVICES--0.5%
 Redback Networks, Inc., 5.000%, 4/01/07                   300,000     176,250
                                                                   -----------
 COMPUTERS--2.9%
 Cray Research, Inc., 6.125%, 2/01/11                      113,000      37,290
 Hutchinson Technology, Inc., 6.000%, 3/15/05              100,000      77,375
 Maxtor Corp., 5.750%, 3/01/12                             500,000     350,000
 Quantum Corp.--DLT & Storage Systems, 7.000%,
  8/01/04                                                  325,000     276,055
 S3, Inc., 5.750%, 10/01/03                                200,000     146,250
 Telxon Corp., 5.750%, 1/01/03                              50,000      47,125
 Western Digital, Zero Coupon Bond, 2/18/18                150,000      44,250
                                                                   -----------
                                                                       978,345
                                                                   -----------
 ELECTRONIC COMPONENTS--1.2%
 EDO Corp., 7.000%, 12/15/11                                35,000      30,226
 Kent Electronics Corp., 4.500%, 9/01/04                   400,000     386,000
                                                                   -----------
                                                                       416,226
                                                                   -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--3.7%
 Amkor Technology, Inc., 5.000%, 3/15/07                   100,000      73,375
 Analog Devices, Inc., 4.750%, 10/01/05                    550,000     485,375
 Cypress Semiconductor Corp., 3.750%, 7/01/05              250,000     193,050
 Cypress Semiconductor Corp., 4.000%, 2/01/05              100,000      82,580
 Kulicke and Soffa Industries, Inc., 4.750%,
  12/15/06                                                 200,000     167,520
 LSI Logic Corp., 4.000%, 2/15/05                          100,000      78,820
 Richardson Electronics Ltd., 7.250%, 12/15/06              50,000      41,125
 Vitesse Semiconductor Corp., 4.000%, 3/15/05              200,000     146,500
                                                                   -----------
                                                                     1,268,345
                                                                   -----------
 FOREIGN ISSUER--4.2%
 APP Finance VII Mauritius Ltd., 3.500%, 4/30/03 /\        200,000       8,000
 APP Finance VII Mauritius Ltd., 3.500%, 4/30/03
  144A /\                                                  125,000       5,000
 Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04             225,000     112,500
 Burns, Philp, 5.500%, 4/30/04                              50,000      33,000
 Colt Telecom Group Plc, 2.000%, 12/16/06            EUR   500,000     318,464
 Colt Telecom Group Plc, 2.000%, 4/03/07                   800,000     504,422

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - continued
 FOREIGN ISSUER--CONTINUED
 Loxley Public Co. Ltd., 2.500%, 4/04/01 /\           USD   100,000 $    41,250
 Siam Commercial Bank Public Co. Ltd., 3.250%,
  1/24/04                                                   250,000     122,500
 Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04         125,000      95,000
 Telewest Communications Plc, 5.250%, 2/19/07         GBP   200,000     198,749
                                                                    -----------
                                                                      1,438,885
                                                                    -----------
 FREIGHT TRANSPORTATION--0.1%
 Builders Transportation, Inc., 8.000%, 8/15/05 /\    USD    75,000          94
 Worldway Corp., 6.250%, 4/15/11                             55,000      41,250
                                                                    -----------
                                                                         41,344
                                                                    -----------
 HEALTHCARE--BIOTECHNOLOGY--1.6%
 Affymetrix, Inc., 4.750%, 2/15/07                          300,000     182,625
 Affymetrix, Inc., 4.750%, 2/15/07 144A                     100,000      60,875
 Human Genome Sciences, Inc., 3.750%, 3/15/07               200,000     144,020
 Human Genome Sciences, Inc., 3.750%, 3/15/07 144A          200,000     143,250
                                                                    -----------
                                                                        530,770
                                                                    -----------
 HEALTHCARE--DRUGS--0.7%
 Glycomed, Inc., 7.500%, 1/01/03                            200,000     160,500
 NABI, Inc., 6.500%, 2/01/03                                125,000      95,000
                                                                    -----------
                                                                        255,500
                                                                    -----------
 HEALTHCARE--SERVICES--0.2%
 Tenet Healthcare Corp., 6.000%, 12/01/05                    75,000      67,500
                                                                    -----------
 HOME BUILDERS--0.2%
 Schuler Homes, Inc., 6.500%, 1/15/03                        70,000      68,425
                                                                    -----------
 HOTELS--0.8%
 Hilton Hotels Corp., 5.000%, 5/15/06                       300,000     259,500
                                                                    -----------
 INDUSTRIAL EQUIPMENT--0.7%
 MascoTech, Inc., 4.500%, 12/15/03                          300,000     226,875
                                                                    -----------
 INSURANCE--0.7%
 Loews Corp., 3.125%, 9/15/07                               250,000     225,250
                                                                    -----------
 MACHINERY--0.0%
 Intevac, Inc., 6.500%, 3/01/04                              25,000      12,750
                                                                    -----------
 MANUFACTURING--1.4%
 Hexcel Corp., 7.000%, 8/01/03                              350,000     315,875
 Hexcel Corp., 7.000%, 8/01/11                              235,000     166,850
                                                                    -----------
                                                                        482,725
                                                                    -----------
 OFFICE EQUIPMENT--0.6%
 Xerox Corp., 0.570%, 4/21/18                               600,000     207,000
                                                                    -----------
 OIL--DRILLING EQUIPMENT--0.3%
 Parker Drilling Co., 5.500%, 8/01/04                       100,000      91,000
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 OIL & GAS--1.4%
 Key Energy Group, Inc., 5.000%, 9/15/04             USD   450,000 $   394,312
 Pogo Producing Co., 5.500%, 6/15/06                       100,000      94,630
                                                                   -----------
                                                                       488,942
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS--0.0%
 Sizeler Property Investors, Inc., 8.000%, 7/15/03          15,000      13,950
                                                                   -----------
 RETAIL--SPECIALTY--0.3%
 CML Group, Inc., 5.500%, 1/15/03 /\                       100,000          63
 Jacobson Stores, Inc., 6.750%, 12/15/11                   150,000     103,500
                                                                   -----------
                                                                       103,563
                                                                   -----------
 TELECOMMUNICATIONS--3.0%
 At Home Corp., 4.750%, 12/15/06                           400,000     237,000
 Broadband Technologies, Inc., 5.000%, 5/15/01 /\          100,000       8,000
 Level 3 Communications, Inc., 6.000%, 3/15/10           1,000,000     392,800
 NTL Communications, Inc., 5.750%, 12/15/09                700,000     377,125
                                                                   -----------
                                                                     1,014,925
                                                                   -----------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $9,681,677)                                       8,695,445
                                                                   -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $34,574,058)                                     30,423,252
                                                                   -----------
                                                            Shares

------------------------------------------------------------------------------
 COMMON STOCKS - 2.3% OF NET ASSETS
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.7%
 Park Electrochemical Corp.                                 10,666     241,052
                                                                   -----------
 FOREIGN ISSUER--0.7%
 Sappi Ltd. ADR                                             29,500     241,310
                                                                   -----------
 OIL & GAS--0.3%
 Seabulk International, Inc. *                              13,066     102,895
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS--0.6%
 Associated Estates Realty Corp.                            15,500     130,045
 Developers Diversified Realty Corp.                         4,825      70,927
                                                                   -----------
                                                                       200,972
                                                                   -----------
 STEEL--0.0%
 Geneva Steel Holdings Corp. *                               2,742       4,670
                                                                   -----------
 UTILITIES--0.0%
 Ohio Edison Co.                                               200      11,900
                                                                   -----------
 TOTAL COMMON STOCKS
  (Identified Cost $1,182,735)                                         802,799
                                                                   -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                            Shares    Value +

------------------------------------------------------------------------------
 PREFERRED STOCKS - 5.6% OF NET ASSETS
 NON-CONVERTIBLE PREFERRED STOCKS--3.0%
 FOREIGN ISSUER--0.0%
 Siam Commercial Bank Public Co. Ltd., 5.250% 144A          20,000 $    10,550
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS--1.3%
 AMB Property Corp., 8.50%                                   4,700     117,500
 JDN Realty Corp. Series A, 9.375%                           2,000      42,740
 Meditrust Corp., Series A, 9.000%                          15,800     286,296
                                                                   -----------
                                                                       446,536
                                                                   -----------
 TELECOMMUNICATIONS--0.9%
 Adelphia Business Solutions, Inc., Series B,
  12.875% PIK                                                  406     202,824
 Nextel Communications, Inc., 11.125% PIK                      123      92,318
                                                                   -----------
                                                                       295,142
                                                                   -----------
 UTILITIES--0.8%
 Central Maine Power Co., 3.500%                             1,460      67,087
 Duquesne Light Co. 4.15%                                      100       2,911
 Entergy Gulf States, Inc., 4.400%                             270      15,020
 Southern California Edison Co., 7.230%                      2,900     191,037
                                                                   -----------
                                                                       276,055
                                                                   -----------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $970,793)                                         1,028,283
                                                                   -----------
 CONVERTIBLE PREFERRED STOCKS--2.6%
 AUTO & RELATED--0.0%
 Federal-Mogul Corp., 7.000%                                 2,500       8,750
                                                                   -----------
 BUILDING MATERIALS--0.1%
 Owens Corning, 6.500% /\                                    6,000      20,250
                                                                   -----------
 FOREIGN ISSUER--1.9%
 Philippine Long Distance Telephone Co. $3.50 GDS           20,000     650,000
                                                                   -----------
 METALS--0.3%
 Bethlehem Steel Corp., $3.50                               11,000      93,500
                                                                   -----------
 OIL & GAS--0.2%
 Western Gas Resources, Inc., $2.625                         1,500      69,225
                                                                   -----------
 RETAIL--GENERAL--0.1%
 K Mart Financing Corp., 7.750%                              1,000      40,900
                                                                   -----------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $1,243,457)                                         882,625
                                                                   -----------
 TOTAL PREFERRED STOCKS
  (Identified Cost $2,214,250)                                       1,910,908
                                                                   -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                           Shares    Value +

-----------------------------------------------------------------------------
 WARRANTS - 0.0% OF NET ASSETS
 FOREIGN ISSUER--0.0%
 Jazztel Plc, expiring 07/15/10 144A *                        300 $     5,262
 Siam Commercial Bank Public Co. Ltd., expiring
  5/10/02 *                                                20,000       1,910
                                                                  -----------
                                                                        7,172
                                                                  -----------
 OIL & GAS--0.0%
 Seabulk International, Inc., expiring 06/30/07 *             706       1,412
                                                                  -----------
 TOTAL WARRANTS
  (Identified Cost $0)                                                  8,584
                                                                  -----------
                                                             Face
                                                           Amount
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 0.4% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $132,041 on 4/02/01
  collateralized by $125,000 U.S. Treasury Note,
  6.500% due 2/15/10 with a value of $138,634       USD   132,000     132,000
                                                                  -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $132,000)                                          132,000
                                                                  -----------
 TOTAL INVESTMENTS--97.6%
 (IDENTIFIED COST $38,103,043) @                                   33,277,543
 Cash and Other Assets, Less Liabilities--2.4%                        804,026
                                                                  -----------
 NET ASSETS--100%                                                 $34,081,569
                                                                  ===========

+    See Note 1.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/\   Security in default.
PIK  All or a portion of income may be received as additional securities.
*    Non-income producing security
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $38,103,043 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,647,707 and $6,473,502, respectively, resulting in net unrealized depreciation of $4,825,795.

Key to Abbreviations:
ADR: American Depositary Receipt
ARS: Argentina Peso
CAD: Canadian Dollar
EUR: Euro
GBP: Great British Pound
GDS: Global Depositary Shares
USD: United States Dollar
ZAR: South African Rand

                See accompanying notes to financial statements.

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)


                                                           Face
                                                         Amount    Value +

---------------------------------------------------------------------------
 BONDS AND NOTES - 95.8% OF NET ASSETS

 NON-CONVERTIBLE BONDS--94.0%

 AEROSPACE/DEFENSE--2.2%
 Raytheon Co., 6.150%, 11/01/08                     USD 150,000 $   141,569
 Raytheon Co., 6.550%, 3/15/10                          150,000     145,240
                                                                -----------
                                                                    286,809
                                                                -----------
 AUTO & RELATED--4.2%
 Cummins Engine Co., Inc., 6.250%, 3/01/03              250,000     242,605
 Delphi Automotive Systems Corp., 6.125%, 5/01/04       100,000      99,598
 TRW, Inc., 6.500%, 6/01/02                             100,000      99,992
 TRW, Inc., 6.625%, 6/01/04                             100,000      99,159
                                                                -----------
                                                                    541,354
                                                                -----------
 BANKS/SAVINGS & LOANS--1.2%
 Capital One Bank, 6.375%, 2/15/03                      100,000      98,965
 NationsBank Corp., 7.000%, 9/15/01                      55,000      55,575
                                                                -----------
                                                                    154,540
                                                                -----------
 BEVERAGES--1.5%
 Whitman Corp., 6.000%, 5/01/04                         200,000     201,408
                                                                -----------
 BROADCASTING--2.2%
 Comcast Cable Communications, 6.200%, 11/15/08         300,000     292,797
                                                                -----------
 CANADIAN--1.9%
 MacMillan Bloedel Ltd., 6.750%, 2/15/06                150,000     152,081
 Province of Alberta, 5.400%, 6/15/10               CAD 139,650      88,684
                                                                -----------
                                                                    240,765
                                                                -----------
 CHEMICALS--MAJOR--1.2%
 Rohm & Haas Co., 6.950%, 7/15/04                   USD 150,000     154,645
                                                                -----------
 COMPUTER HARDWARE--2.6%
 Dell Computer Corp., 6.550%, 4/15/08                   250,000     241,375
 Sun Microsystems, Inc., 7.350%, 8/15/04                 90,000      91,942
                                                                -----------
                                                                    333,317
                                                                -----------
 FINANCIAL SERVICES--12.5%
 Associates Corporation of North America, 6.250%,
  11/01/08                                              250,000     249,493
 Associates Manufactured Housing, 6.475%, 3/15/28        32,931      33,201
 Ford Motor Credit Co., 5.800%, 1/12/09                 450,000     422,271
 Ford Motor Credit Co. Class B, 7.370%, 7/15/04         300,000     312,973
 Green Tree Financial Corp., 6.950%, 3/15/27            161,907     157,201
 Household Finance Corp., 5.875%, 9/25/04               350,000     350,514
 Sears Roebuck Acceptance Corp., 6.560%, 11/20/03       100,000     101,546
                                                                -----------
                                                                  1,627,199
                                                                -----------
 FOREIGN GOVERNMENT/AGENCY--3.1%
 Republic of Brazil C Bond, 8.000%, 4/15/14 PIK         184,711     141,544
 Republic of South Africa, 8.375%, 10/17/06             250,000     258,750
                                                                -----------
                                                                    400,294
                                                                -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 FOREIGN ISSUER--10.1%
 Espirito Santo Centrais Eletricas SA, 10.000%,
  7/15/07                                               USD 150,000 $   126,750
 Gruma SA de CV, 7.625%, 10/15/07                           200,000     169,000
 Korea Development Bank, 6.750%, 12/01/05                   100,000      98,881
 Korea Electric Power Corp., 7.750%, 4/01/13                150,000     152,027
 PDVSDA Finance Ltd., 6.450%, 2/15/04                       250,000     242,812
 Pemex Finance Ltd., 9.140%, 8/15/04                        100,000     107,495
 Perez Companc SA, 8.125%, 7/15/07 144A                     250,000     206,250
 Total Access Communication Public Co. Ltd.,
  8.375%, 11/04/06 144A                                     220,000     198,000
 YPF SA, 7.000%, 10/26/02                                    11,346      11,403
                                                                    -----------
                                                                      1,312,618
                                                                    -----------
 FOREST & PAPER PRODUCTS--0.7%
 Temple-Inland, Inc., 6.750%, 3/01/09                       100,000      93,138
                                                                    -----------
 GOVERNMENT AGENCIES--3.6%
 Federal National Mortgage Association, 5.500%,
  4/25/06                                                    99,412      99,225
 Federal National Mortgage Association, 6.000%,
  5/25/08                                                    77,585      77,754
 Freddie Mac, 6.500%, 1/15/22                               280,000     285,160
                                                                    -----------
                                                                        462,139
                                                                    -----------
 HEALTHCARE--PRODUCTS--1.8%
 Bausch & Lomb, Inc., 6.500%, 8/01/05                       250,000     233,515
                                                                    -----------
 NETWORKING PRODUCTS--1.8%
 Lucent Technologies, Inc., 5.500%, 11/15/08                325,000     238,670
                                                                    -----------
 OFFICE EQUIPMENT--0.8%
 Xerox Corp., 5.500%, 11/15/03                              150,000     106,500
                                                                    -----------
 OIL & GAS--3.3%
 Kinder Morgan, Inc., 6.650%, 3/01/05                       200,000     203,316
 Pioneer Natural Resources Co., 6.500%, 1/15/08             250,000     228,750
                                                                    -----------
                                                                        432,066
                                                                    -----------
 OIL & GAS DRILLING EQUIPMENT--2.7%
 R & B Falcon Corp., 6.750%, 4/15/05                        350,000     350,875
                                                                    -----------
 RAIL--TRANSPORT--1.5%
 Burlington Northern Santa Fe Corp., 6.125%, 3/15/09        200,000     194,392
                                                                    -----------
 REAL ESTATE INVESTMENT TRUSTS--14.0%
 American Health Properties, Inc., 7.050%, 1/15/02           65,000      65,066
 American Health Properties, Inc., 7.500%, 1/15/07          275,000     266,998
 Excel Realty Trust, Inc., 6.875%, 10/15/04                 165,000     165,168
 First Industrial, 7.000%, 12/01/06                         250,000     248,692
 Highwoods Realty LP, 6.750%, 12/01/03                      350,000     351,631
 Oasis Residential, Inc., 6.750%, 11/15/01                  350,000     351,750
 Trinet Corporate Realty Trust, Inc., 6.750%, 3/01/13       335,000     322,806
 Trinet Corporate Realty Trust, Inc., 7.300%, 5/15/01        55,000      55,542
                                                                    -----------
                                                                      1,827,653
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                       Face
                                                     Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 RETAIL--GENERAL--2.4%
 J.C. Penney Co., Inc., 7.600%, 4/01/07         USD 200,000 $   159,640
 Kmart Corp., 8.375%, 12/01/04                      150,000     150,730
                                                            -----------
                                                                310,370
                                                            -----------
 SECURITIES--3.5%
 Bear Stearns Cos., Inc., 6.125%, 2/01/03           250,000     252,185
 Lehman Brothers Holdings, Inc., 6.625%,
  2/15/08                                           100,000      99,408
 Lehman Brothers Holdings, Inc., 7.125%,
  9/15/03                                           100,000     103,042
                                                            -----------
                                                                454,635
                                                            -----------
 TELECOMMUNICATIONS--8.5%
 Cox Communications, Inc., 6.500%, 11/15/02         165,000     167,305
 Intermedia Communications, Inc., 8.600%,
  6/01/08                                           125,000     122,500
 Sprint Capital Corp., 5.875%, 5/01/04              100,000      97,681
 Sprint Capital Corp., 6.125%, 11/15/08             200,000     184,430
 Sprint Capital Corp., 6.375%, 5/01/09              100,000      93,195
 TCI Communications, Inc., 6.875%, 2/15/06          290,000     296,946
 Worldcom, Inc., 6.400%, 8/15/05                    150,000     146,955
                                                            -----------
                                                              1,109,012
                                                            -----------
 TELECOMMUNICATIONS--WIRELESS--1.4%
 Motorola, Inc., 5.800%, 10/15/08                   200,000     177,408
                                                            -----------
 TEXTILE & APPAREL--1.5%
 Tommy Hilfiger Corp., 6.500%, 6/01/03              200,000     190,991
                                                            -----------
 TOBACCO--0.5%
 Philip Morris Cos., Inc., 7.250%, 9/15/01           65,000      65,377
                                                            -----------
 TRUCKING & LEASING--1.5%
 Amerco, 7.490%, 9/18/01                            200,000     199,520
                                                            -----------
 UTILITIES--1.8%
 Pacific Gas & Electric Co., 7.375%, 11/01/05
  144A /\                                            50,000      38,250
 Texas Utilities Co., 5.940%, 10/15/01              200,000     200,654
                                                            -----------
                                                                238,904
                                                            -----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $12,207,915)                              12,230,911
                                                            -----------
 CONVERTIBLE BONDS--1.8%
 AUTO & RELATED--0.9%
 Magna International, Inc. Class A, 4.875%,
  2/15/05                                           125,000     118,281
                                                            -----------
 DIVERSIFIED OPERATIONS--0.9%
 Thermo Electron Corp., 4.250%, 1/01/03 144A        125,000     120,338
                                                            -----------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $229,362)                                    238,619
                                                            -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $12,437,277)                              12,469,530
                                                            -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                                Face
                                                              Amount    Value +

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT - 1.6% OF NET ASSETS
 Repurchase Agreement with State Street Bank and Trust
  Co., dated 3/30/01 at 3.750% to be repurchased at
  $207,065 on 4/02/01 collateralized by $195,000 U.S.
  Treasury Note, 7.250% due 5/15/04 with a value of
  $215,293                                               USD 207,000 $   207,000
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $207,000)                                             207,000
                                                                     -----------
 TOTAL INVESTMENTS--97.4%
 (IDENTIFIED COST $12,644,277) @                                      12,676,530
 Cash and Other Assets, Less Liabilities--2.6%                           332,213
                                                                     -----------
 NET ASSETS--100%                                                    $13,008,743
                                                                     ===========

+    See Note 1.
PIK  All or a portion of income may be received as additional securities.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/\   Security in default.
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $12,644,277 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $298,733 and $266,480, respectively, resulting in net unrealized appreciation of $32,253.

Key to Abbreviations:
CAD: Canadian Dollar
USD: United States Dollar

                See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - 94.3% OF NET ASSETS

 NON-CONVERTIBLE BONDS--86.3%

 AEROSPACE/DEFENSE--1.6%
 Raytheon Co., 6.400%, 12/15/18                     USD    700,000 $   600,005
 Raytheon Co., 7.200%, 8/15/27                             250,000     224,963
 Raytheon Co., 7.375%, 7/15/25                             145,000     130,890
                                                                   -----------
                                                                       955,858
                                                                   -----------
 AIRLINES--0.9%
 Delta Air Lines, Inc., 8.300%, 12/15/29                   650,000     564,227
                                                                   -----------
 AUTO & RELATED--6.3%
 Cummins Engine Co., Inc., 7.125%, 3/01/28                 250,000     187,299
 Delphi Automotive Systems Corp., 7.125%, 5/01/29          800,000     717,360
 Ford Motor Co., 6.375%, 2/01/29                         2,500,000   2,142,650
 TRW, Inc., 6.650%, 1/15/28                                225,000     176,182
 TRW, Inc., 7.750%, 6/01/29                                600,000     547,457
                                                                   -----------
                                                                     3,770,948
                                                                   -----------
 BANKS/SAVINGS & LOANS--0.5%
 Key Bank NA, 6.950%, 2/01/28                              100,000      93,539
 Keycorp Capital III, 7.750%, 7/15/29                      250,000     232,190
                                                                   -----------
                                                                       325,729
                                                                   -----------
 CANADIAN--11.1%
 Canadian Government, Zero Coupon Bond, 6/01/21     CAD    150,000      29,597
 Canadian Government, Zero Coupon Bond, 6/01/25          5,290,000     825,751
 New Brunswick FM Project, Zero Coupon Bond,
  11/30/27 (step to 6.470% on 5/30/03) 144A #               75,000      40,427
 Ontario Hydro, Zero Coupon Bond, 10/15/21               4,000,000     681,048
 Ontario Hydro (Certificate of Deposit), Zero
  Coupon Bond, 5/26/25                                   3,000,000     410,101
 Province of Alberta, 5.394%, 6/14/13                      223,750     140,585
 Province of Alberta, 5.930%, 9/16/16                       43,795      28,195
 Province of British Columbia, Zero Coupon Bond,
  9/05/20                                                2,250,000     403,947
 Province of British Columbia, Zero Coupon Bond,
  6/09/22                                                  250,000      40,451
 Province of British Columbia, Zero Coupon Bond,
  8/19/22                                                  605,000      96,851
 Province of British Columbia, Zero Coupon Bond,
  8/23/24                                                4,850,000     690,028
 Province of British Columbia, Zero Coupon Bond,
  11/19/27                                               3,800,000     458,525
 Province of British Columbia, Zero Coupon Bond,
  6/18/31                                                2,250,000     222,803
 Province of Manitoba, Zero Coupon Bond, 3/05/31        12,600,000   1,281,012
 Province of Manitoba, 6.500%, 9/22/17                      25,000      16,399
 Province of Manitoba, 7.750%, 12/22/25                     55,000      40,762
 Province of Nova Scotia, 6.600%, 6/01/27                  500,000     319,482
 Province of Ontario, Zero Coupon Bond, 7/13/22          2,000,000     328,020
 Province of Ontario, Zero Coupon Bond, 6/02/27          2,200,000     279,746
 Province of Saskatchewan, 5.750%, 3/05/29                 350,000     205,870

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Face
                                                           Amount    Value +

-----------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 CANADIAN--CONTINUED
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 2/04/22              CAD    650,000 $   107,608
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 5/30/25                     215,000      29,393
                                                                  -----------
                                                                    6,676,601
                                                                  -----------
 ENTERTAINMENT--1.3%
 Time Warner, Inc., 6.625%, 5/15/29                USD    840,000     757,705
                                                                  -----------
 FINANCIAL SERVICES--2.0%
 Community Program Loan Trust, 4.500%, 4/01/29            750,000     619,491
 Merey Sweeny LP, 8.850%, 12/18/19 144A                   100,000     107,471
 Security Capital Group, Inc., 7.700%, 6/15/28            225,000     189,088
 US West Capital Funding, Inc., 6.875%, 7/15/28           300,000     268,035
                                                                  -----------
                                                                    1,184,085
                                                                  -----------
 FOOD & BEVERAGE--0.5%
 Pepsi Bottling Group, Inc., 7.000%, 3/01/29              300,000     305,703
                                                                  -----------
 FOREIGN GOVERNMENT/AGENCY--3.3%
 Republic of Brazil, 10.125%, 5/15/27                      10,000       7,600
 Republic of Brazil, 11.000%, 8/17/40                     250,000     194,500
 Republic of Brazil C Bond, 8.000%, 4/15/14 PIK           800,414     613,358
 Republic of Philippines, 9.875%, 1/15/19                 250,000     208,750
 Republic of South Africa, 8.500%, 6/23/17                200,000     191,000
 Republic of South Africa, 12.500%, 12/21/06       ZAR    400,000      51,059
 Republic of South Africa, 13.000%, 8/31/10             2,625,000     341,189
 Republic of South Africa, 13.500%, 9/15/15               150,000      20,221
 Republic of Venezuela, 9.250%, 9/15/27            USD    200,000     137,500
 South Australia Government Finance Authority,
  Zero Coupon Bond, 12/21/15                       AUD  1,000,000     203,218
                                                                  -----------
                                                                    1,968,395
                                                                  -----------
 FOREIGN ISSUER--10.2%
 Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29
  144A                                             USD     50,000      38,750
 Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A           50,000      40,922
 Embotelladora Andina SA, 7.625%, 10/01/27                125,000     106,983
 Empresa Nacional de Electricidad SA (Endesa),
  7.875%, 2/01/27                                       1,050,000   1,003,968
 Enersis SA, 7.400%, 12/01/16                             500,000     453,624
 Espirito Santo Centrais Eletricas SA, 10.000%,
  7/15/07                                                 150,000     126,750
 Korea Electric Power Corp., 7.750%, 4/01/13              150,000     152,026
 PDVSA Finance Ltd., 7.400%, 8/15/16                      100,000      80,250
 PDVSA Finance Ltd., 7.500%, 11/15/28                     200,000     153,000
 Perez Companc SA, 8.125%, 7/15/07 144A                   700,000     577,500
 Petroleos Mexicanos, 8.625%, 12/01/23 144A               815,000     753,875
 Petrozuata Finance, Inc., 8.220%, 4/01/17 144A           200,000     164,000
 Pindo Deli Finance Mauritius Ltd., 10.750%,
  10/01/07 /\                                             100,000      14,000
 Pindo Deli Finance Mauritius Ltd., 10.875%,
  10/01/27 /\                                             100,000      13,000
 Quezon Power Philippines Co., 8.860%, 6/15/17             50,000      37,500

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 FOREIGN ISSUER--CONTINUED
 Samsung Electronics Co. Ltd., 7.700%, 10/01/27
  144A                                               USD    100,000 $    79,125
 Telekom Malaysia Berhad, 7.875%, 8/01/25 144A            1,250,000   1,120,844
 Tenaga Nasional Berhad, 7.500%, 11/01/25 144A            1,400,000   1,184,910
 Transgas De Occidente SA, 9.790%, 11/01/10 144A             96,673      72,505
                                                                    -----------
                                                                      6,173,532
                                                                    -----------
 FOREST & PAPER PRODUCTS--2.0%
 Fort James Corp., 4.750%, 6/29/04                          250,000     200,427
 Georgia-Pacific Group, 7.750%, 11/15/29                    600,000     499,662
 International Paper Co., 6.875%, 4/15/29                   375,000     333,330
 Westvaco Corp., 7.000%, 8/15/23                            200,000     170,832
                                                                    -----------
                                                                      1,204,251
                                                                    -----------
 GOVERNMENT AGENCIES--23.3%
 Federal Home Loan Mortgage Corp., 6.750%, 9/15/29        5,000,000   5,292,950
 Federal National Mortgage Association, Zero
  Coupon Bond, 10/29/07                              NZD    700,000     180,293
 Federal National Mortgage Association, 6.000%,
  7/01/29                                            USD    451,197     440,765
 Federal National Mortgage Association, 6.250%,
  5/15/29                                                 7,375,000   7,335,839
 Federal National Mortgage Association, 6.375%,
  8/15/07                                            AUD  1,500,000     760,060
                                                                    -----------
                                                                     14,009,907
                                                                    -----------
 HEALTHCARE--PRODUCTS--0.2%
 Bausch & Lomb, Inc., 7.125%, 8/01/28                USD    150,000     112,923
                                                                    -----------
 HOME BUILDERS--0.4%
 Lennar Corp., 7.625%, 3/01/09                              250,000     241,410
 Pulte Corp., 7.625%, 10/15/17                               25,000      21,570
                                                                    -----------
                                                                        262,980
                                                                    -----------
 INSURANCE--0.7%
 UnumProvident Corp., 6.750%, 12/15/28                      500,000     415,805
                                                                    -----------
 OIL & GAS--3.1%
 Anadarko Petroleum Corp., 6.625%, 1/15/28                  250,000     231,865
 Ensco International, Inc., 7.200%, 11/15/27                250,000     244,417
 Global Marine, Inc., 7.000%, 6/01/28                       250,000     234,678
 Kerr-McGee Corp., 7.125%, 10/15/27                         200,000     194,500
 Pennzoil-Quaker State Co., 7.375%, 4/01/29                 500,000     347,790
 Pioneer Natural Resources Co., 7.200%, 1/15/28              40,000      32,800
 Union Pacific Resources Group, Inc., 7.150%,
  5/15/28                                                   600,000     595,974
                                                                    -----------
                                                                      1,882,024
                                                                    -----------
 OIL & GAS DRILLING EQUIPMENT--0.6%
 Ensco International, Inc., 6.750%, 11/15/07                250,000     249,805
 R & B Falcon Corp., Series B, 7.375%, 4/15/18              100,000      97,660
                                                                    -----------
                                                                        347,465
                                                                    -----------
 RAIL--TRANSPORT--0.3%
 Louisville & Nashville Railroad Co., 2.875%,
  4/01/03                                                     4,000       3,816
 Louisville & Nashville Railroad Co., 3.375%,
  4/01/03                                                    12,000      11,542

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 RAIL--TRANSPORT--CONTINUED
 Missouri Pacific Railroad Co., 4.250%, 1/01/05     USD     39,000 $    36,754
 Missouri Pacific Railroad Co., 4.750%, 1/01/20             46,000      29,498
 Missouri Pacific Railroad Co., 4.750%, 1/01/30             86,000      52,997
 Missouri Pacific Railroad Co., 5.000%, 1/01/45             50,000      28,500
                                                                   -----------
                                                                       163,107
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS--1.1%
 First Industrial, 7.500%, 12/01/17                        100,000      89,432
 First Industrial, 7.600%, 7/15/28                         150,000     131,994
 Highwoods Realty LP, 7.500%, 4/15/18                      150,000     131,020
 Security Capital Industrial Trust, 7.625%,
  7/01/17                                                   75,000      68,894
 Susa Partnership LP, 7.500%, 12/01/27                     125,000      95,491
 TriNet Corporate Realty Trust, Inc., 7.700%,
  7/15/17                                                  200,000     131,882
                                                                   -----------
                                                                       648,713
                                                                   -----------
 RETAIL--GENERAL--2.6%
 J.C. Penney Co., Inc., 7.650%, 8/15/16                    150,000      99,395
 K Mart Corp., 7.950%, 2/01/23                             200,000     149,054
 Lowe's Cos., Inc., 6.500%, 3/15/29                        500,000     438,575
 Sears Roebuck Acceptance Corp., 6.500%, 12/01/28        1,000,000     852,090
                                                                   -----------
                                                                     1,539,114
                                                                   -----------
 SECURITIES--0.4%
 Lehman Brothers Inc., 6.500%, 4/15/08                     250,000     246,335
                                                                   -----------
 SUPRANATIONAL--3.0%
 European Bank for Reconstruction & Development,
  Zero Coupon Bond, 2/10/28                         AUD  7,280,000     726,426
 International Bank for Reconstruction &
  Development, Zero Coupon Bond, 8/20/07            NZD  2,585,000     695,363
 International Bank for Reconstruction &
  Development, 5.500%, 11/03/08                          1,000,000     379,989
 International Bank for Reconstruction &
  Development, 8.000%, 5/23/07                              45,000      19,443
                                                                   -----------
                                                                     1,821,221
                                                                   -----------
 TELECOMMUNICATIONS--0.9%
 Sprint Capital Corp., 6.875%, 11/15/28             USD    150,000     127,492
 WorldCom, Inc., 6.950%, 8/15/28                           500,000     425,410
                                                                   -----------
                                                                       552,902
                                                                   -----------
 TEXTILE & APPAREL--0.0%
 Kellwood Co., 7.625%, 10/15/17                             25,000      16,507
                                                                   -----------
 TOBACCO--1.2%
 Philip Morris Cos., Inc., 7.750%, 1/15/27                 750,000     752,032
                                                                   -----------
 U.S. GOVERNMENT--7.9%
 U.S. Treasury Bonds, 5.250%, 11/15/28                   5,000,000   4,739,050
                                                                   -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 UTILITIES--0.9%
 KN Capital Trust, 7.630%, 4/15/28                   USD    250,000 $   229,204
 Pacific Gas & Electric Corp., 6.750%, 10/01/23 /\          350,000     290,500
                                                                    -----------
                                                                        519,704
                                                                    -----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $51,518,573)                                      51,916,823
                                                                    -----------
 CONVERTIBLE BONDS--8.0%
 AUTO & RELATED--0.2%
 Magna International, Inc. Class A, 4.875%,
  2/15/05                                                   150,000     141,937
                                                                    -----------
 COMPUTERS--0.0%
 Maxtor Corp., 5.750%, 3/01/12                               10,000       7,000
                                                                    -----------
 DIVERSIFIED OPERATIONS--0.9%
 Thermo Electron Corp., 4.250%, 1/01/03 144A                550,000     529,485
                                                                    -----------
 ELECTRONIC COMPONENTS--0.1%
 Kent Electronics Corp., 4.500%, 9/01/04                     50,000      48,250
                                                                    -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--1.1%
 Analog Devices, Inc., 4.750%, 10/01/05                     750,000     661,875
                                                                    -----------
 ELECTRONIC MEASURING INSTRUMENTS--0.1%
 Thermedics, Inc., Zero Coupon Bond, 6/01/03                100,000      88,500
                                                                    -----------
 ENVIRONMENTAL SERVICES--0.2%
 Thermo TerraTech, Inc., 4.625%, 5/01/03 144A               110,000     105,050
                                                                    -----------
 FINANCIAL SERVICES--0.2%
 Bell Atlantic Financial Services, 5.750%, 4/01/03          100,000      99,815
                                                                    -----------
 FOREIGN ISSUER--0.0%
 Burns, Philp, 5.500%, 4/30/04                               20,000      13,200
 Ssangyong Oil Refining Co., Inc., 3.000%,
  12/31/04                                                   30,000      22,800
                                                                    -----------
                                                                         36,000
                                                                    -----------
 HEALTHCARE--SERVICES--0.2%
 Healthsouth Corp., 3.250%, 4/01/03                         150,000     136,065
                                                                    -----------
 INDUSTRIAL EQUIPMENT--0.1%
 MascoTech, Inc., 4.500%, 12/15/03                           75,000      56,719
                                                                    -----------
 INSURANCE--3.1%
 Loews Corp., 3.125%, 9/15/07                             2,045,000   1,842,545
                                                                    -----------
 MULTI-INDUSTRY--0.4%
 Thermo Instrument Systems, Inc., 4.500%, 10/15/03
  144A                                                      250,000     238,750
                                                                    -----------
 OFFICE EQUIPMENT--0.7%
 Xerox Corp., 0.570%, 4/21/18                             1,200,000     414,000
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 OIL & GAS--0.7%
 Baker Hughes, Inc., Zero Coupon Bond, 5/05/08      USD    400,000 $   321,200
 Diamond Offshore Drilling, Inc., 3.750%, 2/15/07           50,000      51,040
 Noram Energy Corp., 6.000%, 3/15/12                        60,000      57,600
                                                                   -----------
                                                                       429,840
                                                                   -----------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $4,903,926)                                       4,835,831
                                                                   -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $56,422,499)                                     56,752,654
                                                                   -----------
                                                            Shares

------------------------------------------------------------------------------
 PREFERRED STOCKS - 2.3% OF NET ASSETS
 NON-CONVERTIBLE PREFERRED STOCKS--1.1%
 REAL ESTATE INVESTMENT TRUSTS--1.0%
 CarrAmerica Realty Corp., Series C, 8.550%                  3,000      70,200
 CarrAmerica Realty Corp., Series D, 8.450%                  4,300     104,275
 Equity Residential Properties Trust, Series L,
  7.625%                                                     1,200      29,280
 First Industrial Realty Trust, Inc., Series D,
  7.950%                                                     6,500     147,550
 First Industrial Realty Trust, Inc., Series E,
  7.900%                                                     3,100      69,750
 New Plan Excel Realty Trust, Inc., Series B,
  8.625%                                                     6,500     150,800
 ProLogis Trust, Series D, 7.920%                              900      21,060
                                                                   -----------
                                                                       592,915
                                                                   -----------
 UTILITIES--0.1%
 Duquesne Light Co., 4.000%                                  1,110      31,080
 Illinois Power Co., 4.080%                                    200       5,800
 New York State Electric & Gas Corp., 3.750%                   100       4,500
 Pacific Gas & Electric Co., Series H, 4.500% /\               100         820
 Pacific Gas & Electric Corp., Series C, 5.000% /\             100       1,020
 Southern California Edison Co., 4.240%                        500       4,450
 Southern California Edison Co., 4.320%                        200       1,760
 Wisconsin Power & Light Co., 4.500%                           110       7,096
 Xcel Energy, Inc., $3.60                                      300      15,150
                                                                   -----------
                                                                        71,676
                                                                   -----------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $604,688)                                           664,591
                                                                   -----------
 CONVERTIBLE PREFERRED STOCKS--1.2%
 FINANCIAL SERVICES--0.6%
 Newell Financial Trust I, 5.250%                           10,000     392,500
                                                                   -----------
 OIL & GAS--0.3%
 EVI, Inc., 5.000%                                           3,000     152,625
                                                                   -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                         Shares    Value +

---------------------------------------------------------------------------
 PREFERRED STOCKS - CONTINUED
 REAL ESTATE INVESTMENT TRUSTS--0.3%
 Camden Property Trust, $2.25                               250 $     6,475
 Equity Residential Properties Trust, 7.250%              6,050     145,987
                                                                -----------
                                                                    152,462
                                                                -----------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $604,997)                                        697,587
                                                                -----------
 TOTAL PREFERRED STOCKS
  (Identified Cost $1,209,685)                                    1,362,178
                                                                -----------
 TOTAL INVESTMENTS--96.6%
 (IDENTIFIED COST $57,632,184) @                                 58,114,832
 Cash and Other Assets, Less Liabilities--3.4%                    2,076,196
                                                                -----------
 NET ASSETS--100%                                               $60,191,028
                                                                ===========

+     See Note 1.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
PIK   All or a portion of income may be received as additional securities.
/\    Security in default.
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $57,632,184 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,125,925 and $1,643,277, respectively, resulting in net unrealized appreciation of $482,648.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                See accompanying notes to financial statements.

LOOMIS SAYLES SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - 85.6% OF NET ASSETS

 AIRLINES--1.8%
 Northwest Airlines Corp., 8.375%, 3/15/04               $  400,000 $   396,056
                                                                    -----------
 AUTO & RELATED--0.7%
 Federal Mogul Corp., 7.500%, 7/01/04                       950,000     142,500
                                                                    -----------
 BROADCASTING--4.6%
 Adelphia Communications Corp., Series B, 9.250%,
  10/01/02                                                1,000,000   1,010,000
                                                                    -----------
 CHEMICALS--4.6%
 ICI Wilmington, Inc., 8.750%, 5/01/01                    1,000,000   1,002,150
                                                                    -----------
 FINANCIAL SERVICES--21.9%
 CIT Group, Inc., 5.500%, 2/15/04                         1,000,000     985,140
 Countrywide Home Loans, Inc., 6.850%, 6/15/04            1,000,000   1,029,250
 Fleetwood Credit Grantor Trust, 6.900%, 3/15/12            144,926     146,144
 Ford Motor Credit Co., 7.500%, 6/15/03                     700,000     727,993
 Heller Financial, Inc., 7.875%, 5/15/03                  1,000,000   1,043,410
 Sears Roebuck Acceptance Corp., 6.950%, 5/15/02            340,000     344,556
 Textron Financial Corp., 5.950%, 3/15/04                   500,000     502,025
                                                                    -----------
                                                                      4,778,518
                                                                    -----------
 FOREIGN ISSUER--6.9%
 Alestra SA de RL de CV, 12.125%, 5/15/06                   600,000     519,000
 Philippine Long Distance Telephone Co., 10.625%,
  6/02/04                                                   980,000     980,000
                                                                    -----------
                                                                      1,499,000
                                                                    -----------
 FOREST & PAPER PRODUCTS--1.6%
 Fort James Corp., 6.625%, 9/15/04                          360,000     347,195
                                                                    -----------
 GOVERNMENT AGENCIES--4.7%
 Federal Home Loan Mortgage Corp., 6.625%, 8/15/02        1,000,000   1,027,970
                                                                    -----------
 LODGING & HOTEL--2.7%
 Host Marriot Corp., Series A, 7.875%, 8/01/05              600,000     580,500
                                                                    -----------
 MANUFACTURING--9.0%
 FMC Corp., 7.125%, 11/25/02                                975,000     992,285
 IMC Global, Inc., 7.400%, 11/01/02                       1,000,000     980,700
                                                                    -----------
                                                                      1,972,985
                                                                    -----------
 MORTGAGE RELATED--11.8%
 Federal Home Loan Mortgage Corp., 6.500%, 5/15/08          353,486     359,559
 Federal National Mortgage Association, 8.000%,
  6/01/15                                                 1,530,591   1,585,110
 Residential Funding Mortgage, Inc., 6.750%,
  12/25/14                                                  617,679     632,917
                                                                    -----------
                                                                      2,577,586
                                                                    -----------
 OIL & GAS--2.3%
 Occidental Petroleum Corp., 6.400%, 4/01/03                500,000     508,885
                                                                    -----------
 OIL & GAS EXPLORATION--1.3%
 Parker & Parsley Petroleum Co., 8.875%, 4/15/05            275,000     286,688
                                                                    -----------
 REAL ESTATE INVESTMENT TRUSTS--0.9%
 Oasis Residential, Inc., 7.000%, 11/15/03                  200,000     203,358
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                           Face
                                                         Amount    Value +

----------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 SECURITIES--3.4%
 Morgan Stanley Dean Witter & Co., 7.750%,
  6/15/05                                            $  700,000 $   751,940
                                                                -----------
 TELECOMMUNICATIONS--2.7%
 Sprint Spectrum LP, Zero Coupon Bond, 8/15/06
  (step to 12.500% on 8/15/01) #                        560,000     587,591
                                                                -----------
 TRUCKING & LEASING--1.9%
 Amerco, 7.850%, 5/15/03                                420,000     410,407
                                                                -----------
 UTILITIES--2.8%
 AES Corp., 8.750%, 12/15/02                            600,000     609,000
                                                                -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $18,754,382)                                  18,692,329
                                                                -----------
 SHORT-TERM INVESTMENT - 22.4% OF NET ASSETS
 Repurchase Agreement with State Street Bank
  and Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $4,890,528 on 4/02/01
  collateralized by $4,745,000 U.S. Treasury
  Note 5.875% due 9/30/02 with a value of
  $4,991,123                                          4,889,000   4,889,000
                                                                -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $4,889,000)                                    4,889,000
                                                                -----------
 TOTAL INVESTMENTS--108.0%
 (IDENTIFIED COST $23,643,382) @                                 23,581,329
 Liabilities, Less Cash and Other Assets--
  (8.0%)                                                         (1,738,263)
                                                                -----------
 NET ASSETS--100%                                               $21,843,066
                                                                ===========

+  See Note 1.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
@ At March 31, 2001, the net unrealized depreciation on investments based on cost of $23,643,382 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $406,081 and $468,134, respectively, resulting in net unrealized depreciation of $62,053.

                See accompanying notes to financial statements.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - 97.4% OF NET ASSETS
 GOVERNMENT AGENCIES--39.6%
 Federal National Mortgage Association, 6.250%,
  5/15/29                                                $1,900,000 $ 1,889,911
 Federal National Mortgage Association, 6.500%,
  1/01/31                                                   992,073     988,035
 Federal National Mortgage Association, 7.500%,
  10/01/30                                                  990,869   1,012,539
 Government National Mortgage Association, 7.000%,
  1/15/28                                                   705,553     716,799
 Government National Mortgage Association, 8.000%,
  1/15/31                                                 1,163,827   1,201,280
                                                                    -----------
                                                                      5,808,564
                                                                    -----------
 U.S. GOVERNMENT--57.8%
 U.S. Treasury Bonds, 6.000%, 2/15/26                     2,200,000   2,306,546
 U.S. Treasury Bonds, 7.250%, 5/15/16                     4,600,000   5,422,250
 U.S. Treasury Notes, 6.000%, 8/15/09                       700,000     748,559
                                                                    -----------
                                                                      8,477,355
                                                                    -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $13,763,364)                                      14,285,919
                                                                    -----------
 SHORT-TERM INVESTMENT - 1.4% OF NET ASSETS
 Repurchase Agreement with State Street Bank and
  Trust Co., dated 3/30/01 at 3.750% to be
  repurchased at $202,063 on 4/02/01 collateralized
  by $200,000 U.S. Treasury Note, 5.625% due
  9/30/01 with a value of $207,000                          202,000     202,000
                                                                    -----------
 TOTAL SHORT-TERM INVESTMENT
  (Identified Cost $202,000)                                            202,000
                                                                    -----------
 TOTAL INVESTMENTS--98.8%
 (IDENTIFIED COST $13,965,364) @                                     14,487,919
 Cash and Other Assets, Less Liabilities--1.2%                          170,311
                                                                    -----------
 NET ASSETS--100%                                                   $14,658,230
                                                                    ===========

+  See Note 1.
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $13,965,364 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $525,837 and $3,282, respectively, resulting in net unrealized appreciation of $522,555.

                See accompanying notes to financial statements.

                      [This page intentionally left blank]

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                                                        BOND  GLOBAL BOND   HIGH YIELD
                                                        FUND         FUND         FUND
---------------------------------------------------------------------------------------
Assets
 Investments at value                         $1,617,484,257  $46,319,039  $33,145,543
 Repurchase Agreements at value                   16,848,000      324,000      132,000
 Cash                                                    808          143          770
 Foreign currency at value                           912,763       69,937            0
 Receivable for:
 Fund shares sold                                  1,714,788        1,973          993
 Securities sold                                   5,626,575      228,726      205,844
 Forward foreign currency exchange contracts
  (Note 1D)                                                0       88,243            0
 Dividends and interest                           27,276,610      957,514      750,655
 Due from the adviser (Note 3)                        74,145       14,018       16,467
 Other assets (Note 1I)                                    0            0          904
                                              --------------  -----------  -----------
                                               1,669,937,946   48,003,593   34,253,176
                                              --------------  -----------  -----------
Liabilities
 Payable for:
 Securities purchased                              8,199,885      546,937       72,686
 Fund shares redeemed                              1,995,389       12,803       26,231
 Dividends declared                                        0            0            0
 Foreign taxes                                        28,582            0        3,383
 Due to Custodian                                          0            0            0
 Accrued expenses:
 Management fees (Note 3)                            873,675       24,733       17,990
 Trustees' fees (Note 3A)                              1,506        1,882        1,882
 Administrative fees (Note 3)                        103,244        2,444          961
 12b-1 fees                                           21,089        2,382            0
 Other (Note 3)                                       25,022       46,272       48,474
                                              --------------  -----------  -----------
                                                  11,248,392      637,453      171,607
                                              --------------  -----------  -----------
NET ASSETS                                    $1,658,689,554  $47,366,140  $34,081,569
                                              ==============  ===========  ===========
 Net Assets consist of:
 Capital paid in                              $1,905,412,049  $53,462,750  $39,182,872
 Undistributed (or Distribution in excess
  of)
  net investment income                               75,846      849,740      (11,309)
 Accumulated net realized gain (loss)            (26,248,323)  (1,144,439)    (256,931)
 Unrealized appreciation (depreciation) on:
  Investments*                                  (220,426,476)  (5,866,071)  (4,830,795)
  Foreign currency translations                     (123,542)      64,160       (2,268)
                                              --------------  -----------  -----------
NET ASSETS                                    $1,658,689,554  $47,366,140  $34,081,569
                                              ==============  ===========  ===========
Institutional Class
 Net assets                                   $1,566,919,502  $36,636,549  $34,081,569
 Shares of beneficial interest outstanding,
  no par value                                   144,158,007    3,436,175    4,423,296
 Net asset value and redemption price**       $        10.87  $     10.66  $      7.71
Retail Class
 Net assets                                   $   87,037,113  $10,729,591           --
 Shares of beneficial interest outstanding,
  no par value                                     8,008,500    1,007,314           --
 Net asset value and redemption price         $        10.87  $     10.65           --
Admin Class
 Net assets                                   $    4,732,939           --           --
 Shares of beneficial interest outstanding,
  no par value                                       435,598           --           --
 Net asset value and redemption price         $        10.87           --           --
J Class
 Net assets                                               --           --           --
 Shares of beneficial interest outstanding,
  no par value                                            --           --           --
 Net asset value and redemption price                     --           --           --
 Maximum offering price per share (net
  asset value/96.50%)                                     --           --           --
Identified cost of investments                $1,854,633,733  $52,509,110  $38,103,043
                                              ==============  ===========  ===========

* Net of capital gain withholding taxes of $295 for the High Yield Fund. Includes valuation reserve of $125,000 and $5,000 for the Bond and High Yield Funds, respectively.
** The redemption price per share for the Institutional class of the High Yield Fund for shares held less than one year is equal to net asset value less 2% of the amount redeemed. (See note 1H).

                See accompanying notes to financial statements.

    INTERMEDIATE MATURITY   INVESTMENT GRADE   SHORT-TERM  U.S. GOVERNMENT
                BOND FUND          BOND FUND    BOND FUND  SECURITIES FUND
---------------------------------------------------------------------------
              $12,469,530        $58,114,832  $18,692,329      $14,285,919
                  207,000                  0    4,889,000          202,000
                      858                  0          269               84
                        0              3,158            0                0
                        0          1,672,738          189           10,451
                  130,742                  0            0                0
                        0                  0            0                0
                  229,960            964,545      406,607          216,188
                   18,262             66,062       22,581           13,540
                        0                  0            0                0
              -----------        -----------  -----------      -----------
               13,056,352         60,821,335   24,010,975       14,728,182
              -----------        -----------  -----------      -----------
                        0                  0            0                0
                        0            246,526    2,100,699           23,303
                        0                  0       13,919                0
                        0                  0            0                0
                        0            268,780            0                0
                    3,329             21,338        4,671            3,745
                    1,882              1,882        1,882            1,882
                    1,331              6,870        2,162              498
                        0             35,951            0                0
                   41,067             48,960       44,576           40,524
              -----------        -----------  -----------      -----------
                   47,609            630,307    2,167,909           69,952
              -----------        -----------  -----------      -----------
              $13,008,743        $60,191,028  $21,843,066      $14,658,230
              ===========        ===========  ===========      ===========
              $13,251,546        $59,330,897  $23,128,191      $14,775,183
                   (3,617)           328,674       16,787               95
                 (271,269)            50,652   (1,239,859)        (639,603)
                   32,253            482,648      (62,053)         522,555
                     (170)            (1,843)           0                0
              -----------        -----------  -----------      -----------
              $13,008,743        $60,191,028  $21,843,066      $14,658,230
              ===========        ===========  ===========      ===========
              $13,008,743        $ 6,276,681  $21,843,066      $14,658,230
                1,340,832            616,562    2,315,821        1,334,182
              $      9.70        $     10.18  $      9.43      $     10.99
                       --                 --           --               --
                       --                 --           --               --
                       --                 --           --               --
                       --                 --           --               --
                       --                 --           --               --
                       --                 --           --               --
                       --        $53,914,347           --               --
                       --          5,302,400           --               --
                       --        $     10.17           --               --
                       --        $     10.54           --               --
              $12,644,277        $57,632,184  $23,643,382      $13,965,364
              ===========        ===========  ===========      ===========

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

                                                BOND       GLOBAL         HIGH
                                                FUND    BOND FUND   YIELD FUND
-------------------------------------------------------------------------------
Investment Income
 Dividends*                             $  2,351,155  $     4,583  $   116,251
 Interest                                 77,578,986    1,910,819    1,744,101
                                        ------------  -----------  -----------
                                          79,930,141    1,915,402    1,860,352
                                        ------------  -----------  -----------
 Expenses
 Management fees (Note 3)                  5,074,802      145,028       82,065
 12b-1 fees (Retail Class)                   101,317       14,593            0
 12b-1 fees (Admin Class)                      5,295            0            0
 12b-1 fees (J Class)                              0            0            0
 Shareholder service fees (Admin
  Class)                                       5,295            0            0
 Shareholder service fees (J Class)                0            0            0
 Trustees' fees and expenses (Note 3A)         4,413        4,384        4,404
 Administrative fees (Note 3)                633,717       19,726        9,036
 Custodian and accounting fees               241,694       37,392       32,479
 Transfer Agent fees (Institutional
  Class) (Note 3)                            170,642       12,160       11,535
 Transfer Agent fees (Retail Class)
  (Note 3)                                    50,734       11,199            0
 Transfer Agent fees (Admin Class)            10,616            0            0
 Transfer Agent fees (J Class) (Note
  3)                                               0            0            0
 Audit and tax services fees                  30,872       16,700       16,585
 Registration fees                            48,350       17,047        7,654
 Printing fees                               220,182        4,700        4,050
 Legal fees                                    6,609        6,571        6,611
 Amortization of organization expenses
  (Note 1I):
  Institutional Class                              0            0          848
 Other expenses                               16,880        3,906        3,663
                                        ------------  -----------  -----------
 Total expenses                            6,621,418      293,406      178,930
 Less expenses waived and reimbursed
  by the investment adviser (Note 3)        (166,009)     (61,271)     (76,348)
                                        ------------  -----------  -----------
 Net expenses                              6,455,409      232,135      102,582
                                        ------------  -----------  -----------
 Net investment income                    73,474,732    1,683,267    1,757,770
                                        ------------  -----------  -----------
Net Realized Gain (Loss) on:
 Investments                              (1,691,880)  (1,141,846)     332,818
 Foreign currency transactions              (197,024)       7,536        2,629
                                        ------------  -----------  -----------
 Total net realized gain (loss)           (1,888,904)  (1,134,310)     335,447
                                        ------------  -----------  -----------
Change in Unrealized Appreciation
 (Depreciation) on:
 Investments**                           (61,606,045)   1,129,769   (3,221,355)
 Foreign currency translations               (48,902)      65,263       (1,854)
                                        ------------  -----------  -----------
 Total net change in unrealized
  appreciation (depreciation)            (61,654,947)   1,195,032   (3,223,209)
                                        ------------  -----------  -----------
 Total net realized gain (loss) and
  change in unrealized appreciation
  (depreciation)                         (63,543,851)      60,722   (2,887,762)
                                        ------------  -----------  -----------
Net Increase (Decrease) in Net Assets
 from Operations                        $  9,930,881  $ 1,743,989  $(1,129,992)
                                        ============  ===========  ===========

* Net of foreign withholding taxes of $38,325, $1,146 and $4,092 for the Bond, Global Bond and High Yield Funds, respectively.
** Net of change in capital gain withholding taxes of $295 for High Yield Fund. Includes valuation reserve of $125,000 and $5,000 for the Bond and High Yield Funds, respectively.

                See accompanying notes to financial statements.

    INTERMEDIATE MATURITY    INVESTMENT GRADE    SHORT-TERM    U.S. GOVERNMENT
                BOND FUND           BOND FUND     BOND FUND    SECURITIES FUND
-------------------------------------------------------------------------------
                 $      0          $   39,903    $        0         $        0
                  493,733           1,821,264     1,204,444            421,951
                 --------          ----------    ----------         ----------
                  493,733           1,861,167     1,204,444            421,951
                 --------          ----------    ----------         ----------
                   24,006             104,886        36,012             20,442
                    1,233               1,250           542                  0
                        0                   0             0                  0
                        0             116,607             0                  0
                        0                   0             0                  0
                        0              58,303             0                  0
                    4,387               4,407         4,374              4,370
                    6,846              25,700        12,683              4,457
                   28,580              39,530        29,109             20,473
                   12,979              10,645        13,199             11,391
                    4,064               5,042         3,983                  0
                        0                   0             0                  0
                        0               4,126             0                  0
                   14,611              20,604        15,324             15,206
                   13,494              14,698        17,426              6,436
                    1,040              38,862         3,424              2,899
                    6,633              40,013         6,628              6,564
                        0                   0             0                  0
                    3,625               4,777         5,106              5,069
                 --------          ----------    ----------         ----------
                  121,498             489,450       147,810             97,307
                  (86,501)           (169,109)      (75,259)           (63,238)
                 --------          ----------    ----------         ----------
                   34,997             320,341        72,551             34,069
                 --------          ----------    ----------         ----------
                  458,736           1,540,826     1,131,893            387,882
                 --------          ----------    ----------         ----------
                   (2,202)            283,831      (222,204)           319,831
                     (257)             (2,935)            0                  0
                 --------          ----------    ----------         ----------
                   (2,459)            280,896      (222,204)           319,831
                 --------          ----------    ----------         ----------
                  410,496           1,113,131       241,363            299,540
                      (13)             (1,516)            0                  0
                 --------          ----------    ----------         ----------
                  410,483           1,111,615       241,363            299,540
                 --------          ----------    ----------         ----------
                  408,024           1,392,511        19,159            619,371
                 --------          ----------    ----------         ----------
                 $866,760          $2,933,337    $1,151,052         $1,007,253
                 ========          ==========    ==========         ==========

STATEMENTS OF CHANGES IN NET ASSETS
BOND FUND


                                                    SIX MONTHS
                                                         ENDED            YEAR
                                                     MARCH 31,           ENDED
                                                          2001   SEPTEMBER 30,
                                                   (UNAUDITED)            2000
-------------------------------------------------------------------------------
From Operations
 Net investment income                          $   73,474,732  $  138,718,352
 Net realized gain (loss)                           (1,888,904)    (23,246,146)
 Change in unrealized appreciation
  (depreciation)                                   (61,654,947)     (9,218,304)
                                                --------------  --------------
 Increase (decrease) in net assets from
  operations                                         9,930,881     106,253,902
                                                --------------  --------------
From Distributions to Shareholders
 Institutional Class
 Net investment income                            (105,920,227)   (125,893,967)
 Retail Class
 Net investment income                              (5,148,226)     (5,062,287)
 Admin Class
 Net investment income                                (262,959)       (184,601)
                                                --------------  --------------
                                                  (111,331,412)   (131,140,855)
                                                --------------  --------------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                         7,489,329     178,615,994
                                                --------------  --------------
 Total increase (decrease) in net assets           (93,911,202)    153,729,041
Net Assets
 Beginning of the period                         1,752,600,756   1,598,871,715
                                                --------------  --------------
 End of the period                              $1,658,689,554  $1,752,600,756
                                                ==============  ==============
Undistributed Net Investment Income
 End of the period                              $       75,846  $   37,932,526
                                                ==============  ==============

                See accompanying notes to financial statements.

STATMENTS OF CHANGES IN NET ASSETS
GLOBAL BOND FUND

                                                     SIX MONTHS
                                                          ENDED         YEAR
                                                      MARCH 31,        ENDED
                                                           2001    SEPTEMBER
                                                    (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------
From Operations
 Net investment income                              $ 1,683,267  $ 2,951,320
 Net realized gain (loss)                            (1,134,310)    (294,024)
 Change in unrealized appreciation (depreciation)     1,195,032   (5,012,989)
                                                    -----------  -----------
 Increase (decrease) in net assets from operations    1,743,989   (2,355,693)
                                                    -----------  -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                               (1,994,611)  (1,914,609)
 Net realized gain on investments                      (140,623)  (1,173,369)
 Retail Class
 Net investment income                                 (639,164)    (425,871)
 Net realized gain on investments                       (46,676)    (265,483)
                                                    -----------  -----------
                                                     (2,821,074)  (3,779,332)
                                                    -----------  -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                           (312,949)  13,631,766
                                                    -----------  -----------
 Total increase (decrease) in net assets             (1,390,034)   7,496,741
Net Assets
 Beginning of the period                             48,756,174   41,259,433
                                                    -----------  -----------
 End of the period                                  $47,366,140  $48,756,174
                                                    ===========  ===========
Undistributed Net Investment Income
 End of the period                                  $   849,740  $ 1,800,248
                                                    ===========  ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                     SIX MONTHS
                                                          ENDED         YEAR
                                                      MARCH 31,        ENDED
                                                           2001    SEPTEMBER
                                                    (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------
From Operations
 Net investment income                              $ 1,757,770  $ 2,606,913
 Net realized gain (loss)                               335,447     (406,456)
 Change in unrealized appreciation (depreciation)    (3,223,209)     713,621
                                                    -----------  -----------
 Increase (decrease) in net assets from operations   (1,129,992)   2,914,078
                                                    -----------  -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                               (2,564,638)  (2,406,069)
 Net realized gain on investments                             0       (2,459)
                                                    -----------  -----------
                                                     (2,564,638)  (2,408,528)
                                                    -----------  -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                         13,640,621    3,472,108
                                                    -----------  -----------
 Redemption Fees (Note 1H)                                6,791        1,549
                                                    -----------  -----------
 Total increase (decrease) in net assets              9,952,782    3,979,207
Net Assets
 Beginning of the period                             24,128,787   20,149,580
                                                    -----------  -----------
 End of the period                                  $34,081,569  $24,128,787
                                                    ===========  ===========
Undistributed Net Investment Income (Loss)
 End of the period                                  $   (11,309) $   795,559
                                                    ===========  ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
INTERMEDIATE MATURITY BOND FUND

                                                      SIX MONTHS
                                                           ENDED           YEAR
                                                       MARCH 31,          ENDED
                                                            2001  SEPTEMBER 30,
                                                     (UNAUDITED)           2000
-------------------------------------------------------------------------------
From Operations
 Net investment income                               $   458,736   $   864,600
 Net realized gain (loss)                                 (2,459)      (24,544)
 Change in unrealized appreciation (depreciation)        410,483        70,467
                                                     -----------   -----------
  Increase (decrease) in net assets from operations      866,760       910,523
                                                     -----------   -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                  (609,519)     (694,006)
 Retail Class
 Net investment income                                   (79,668)     (127,051)
                                                     -----------   -----------
                                                        (689,187)     (821,057)
                                                     -----------   -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                            (476,267)    2,460,242
                                                     -----------   -----------
 Total increase (decrease) in net assets                (298,694)    2,549,708
Net Assets
 Beginning of the period                              13,307,437    10,757,729
                                                     -----------   -----------
 End of the period                                   $13,008,743   $13,307,437
                                                     ===========   ===========
Undistributed Net Investment Income (Loss)
 End of the period                                   $    (3,617)  $   226,834
                                                     ===========   ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                     SIX MONTHS
                                                          ENDED         YEAR
                                                      MARCH 31,        ENDED
                                                           2001    SEPTEMBER
                                                    (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------
From Operations
 Net investment income                              $ 1,540,826  $ 1,539,410
 Net realized gain (loss)                               280,896     (137,068)
 Change in unrealized appreciation (depreciation)     1,111,615      (30,529)
                                                    -----------  -----------
 Increase (decrease) in net assets from operations    2,933,337    1,371,813
                                                    -----------  -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                 (135,451)    (182,374)
 Retail Class
 Net investment income                                  (32,241)    (177,798)
 J Class
 Net investment income                               (1,210,631)  (1,124,657)
                                                    -----------  -----------
                                                     (1,378,323)  (1,484,829)
                                                    -----------  -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                         23,217,747   14,236,222
                                                    -----------  -----------
 Total increase (decrease) in net assets             24,772,761   14,123,206
Net Assets
 Beginning of the period                             35,418,267   21,295,061
                                                    -----------  -----------
 End of the period                                  $60,191,028  $35,418,267
                                                    ===========  ===========
Undistributed Net Investment Income
 End of the period                                  $   328,674  $   166,171
                                                    ===========  ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
SHORT-TERM BOND FUND

                                                     SIX MONTHS
                                                          ENDED         YEAR
                                                      MARCH 31,        ENDED
                                                           2001    SEPTEMBER
                                                    (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------
From Operations
 Net investment income                              $ 1,131,893  $ 2,246,756
 Net realized gain (loss)                              (222,204)    (470,444)
 Change in unrealized appreciation (depreciation)       241,363      159,553
                                                    -----------  -----------
 Increase (decrease) in net assets from operations    1,151,052    1,935,865
                                                    -----------  -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                               (1,108,690)  (2,199,043)
 Retail Class
 Net investment income                                  (16,965)     (47,713)
                                                    -----------  -----------
                                                     (1,125,655)  (2,246,756)
                                                    -----------  -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                         (8,323,864)   2,816,850
                                                    -----------  -----------
 Total increase (decrease) in net assets             (8,298,467)   2,505,959
Net Assets
 Beginning of the period                             30,141,533   27,635,574
                                                    -----------  -----------
 End of the period                                  $21,843,066  $30,141,533
                                                    ===========  ===========
Undistributed Net Investment Income
 End of the period                                  $    16,787  $    10,549
                                                    ===========  ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
U.S. GOVERNMENT SECURITIES FUND

                                                     SIX MONTHS
                                                          ENDED           YEAR
                                                      MARCH 31,          ENDED
                                                           2001  SEPTEMBER 30,
                                                    (UNAUDITED)           2000
------------------------------------------------------------------------------
From Operations
 Net investment income                              $   387,882   $   843,070
 Net realized gain (loss)                               319,831      (526,594)
 Change in unrealized appreciation (depreciation)       299,540       756,211
                                                    -----------   -----------
 Increase (decrease) in net assets from operations    1,007,253     1,072,687
                                                    -----------   -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                 (558,529)     (886,542)
                                                    -----------   -----------
From Capital Share Transactions (Note 7)
 Increase (decrease) in net assets derived from
  capital share transactions                          2,714,655    (4,832,750)
                                                    -----------   -----------
 Total increase (decrease) in net assets              3,163,379    (4,646,605)
Net Assets
 Beginning of the period                             11,494,851    16,141,456
                                                    -----------   -----------
 End of the period                                  $14,658,230   $11,494,851
                                                    ===========   ===========
Undistributed Net Investment Income
 End of the period                                  $        95   $   170,742
                                                    ===========   ===========

                See accompanying notes to financial statements.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS
BOND FUND

                                                 Institutional Class
                                         -------------------------------------
                                           SIX MONTHS
                                             ENDED      YEAR ENDED SEPTEMBER
                                         MARCH 31, 2001          30,
                                         -------------- ----------------------
                                          (UNAUDITED)      2000        1999
-------------------------------------------------------------------------------
Net asset value, beginning of period       $    11.53   $    11.70  $    12.30
                                           ----------   ----------  ----------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                    0.49         0.96        0.98
 Net realized and unrealized gain (loss)
  on investments                                (0.41)       (0.20)      (0.06)
                                           ----------   ----------  ----------
 Total from investment operations                0.08         0.76        0.92
                                           ----------   ----------  ----------
LESS DISTRIBUTIONS--
 Dividends from net investment income           (0.74)       (0.93)      (1.00)
 Distributions from net realized capital
  gains                                          0.00         0.00       (0.52)
                                           ----------   ----------  ----------
 Total distributions                            (0.74)       (0.93)      (1.52)
                                           ----------   ----------  ----------
Net asset value, end of period             $    10.87   $    11.53  $    11.70
                                           ==========   ==========  ==========
Total return (%)(a)                               0.8          6.7         7.6
Net assets, end of period (000)            $1,566,920   $1,670,825  $1,541,834
Ratios to average net assets:
 Net expenses (%)(b)(c)                          0.75         0.75        0.75
 Gross expenses (%)(c)                           0.76         0.76        0.75
 Net investment income (loss) (%)(c)             8.70         8.32        8.15
Portfolio turnover rate (%)                        12           17          33

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.

                              Institutional Class
     -------------------------------------------------------------------------------------------
      NINE MONTHS
         ENDED
     SEPTEMBER 30,                            YEAR ENDED DECEMBER 31,
     -------------                     --------------------------------------------------------------------------
         1998                             1997                                           1996
-----------------------------------------------------------------------------------------------------------------
      $    12.83                       $    12.38                                      $  12.29
      ----------                       ----------                                      --------
            0.69                             0.86                                          0.86
           (0.78)                            0.67                                          0.35
      ----------                       ----------                                      --------
           (0.09)                            1.53                                          1.21
      ----------                       ----------                                      --------
           (0.44)                           (0.86)                                        (0.86)
            0.00                            (0.22)                                        (0.26)
      ----------                       ----------                                      --------
           (0.44)                           (1.08)                                        (1.12)
      ----------                       ----------                                      --------
      $    12.30                       $    12.83                                      $  12.38
      ==========                       ==========                                      ========
            (0.9)                            12.7                                          10.3
      $1,455,312                       $1,261,910                                      $541,244
            0.75                             0.75                                          0.75
            0.76                             0.77                                          0.75
            7.34                             7.36                                          7.93
              24                               41                                            42

FINANCIAL HIGHLIGHTS
BOND FUND

                                                    Retail Class
                                      -----------------------------------------
                                        SIX MONTHS
                                          ENDED
                                      MARCH 31, 2001 YEAR ENDED SEPTEMBER 30,
                                      -------------- --------------------------
                                       (UNAUDITED)       2000          1999
--------------------------------------------------------------------------------
Net asset value, beginning of period     $ 11.52     $      11.69  $      12.29
                                         -------     ------------  ------------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)               0.47             0.92          0.96
 Net realized and unrealized gain
  (loss) on investments                    (0.40)           (0.19)        (0.08)
                                         -------     ------------  ------------
 Total from investment operations           0.07             0.73          0.88
                                         -------     ------------  ------------
LESS DISTRIBUTIONS--
 Dividends from net investment income      (0.72)           (0.90)        (0.96)
 Distributions from net realized
  capital gains                             0.00             0.00         (0.52)
                                         -------     ------------  ------------
 Total distributions                       (0.72)           (0.90)        (1.48)
                                         -------     ------------  ------------
Net asset value, end of period           $ 10.87     $      11.52  $      11.69
                                         =======     ============  ============
Total return (%)(a)                          0.7              6.5           7.3
Net assets, end of period (000)          $87,037     $     78,039  $     55,490
Ratios to average net assets:
 Net expenses (%)(b)(c)                     1.00             1.00          1.00
 Gross expenses (%)(c)                      1.12             1.08          1.04
 Net investment income (loss) (%)(c)        8.47             8.10          7.90
Portfolio turnover rate (%)                   12               17            33

* From commencement of class operations on January 2, 1997 through December 31, 1997.
** From commencement of class operations on January 2, 1998 through September 30, 1998.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

           Retail Class                          Admin Class
    ----------------------------- ----------------------------------------------
     NINE MONTHS                    SIX MONTHS
        ENDED       PERIOD ENDED      ENDED       YEAR ENDED       PERIOD ENDED
    SEPTEMBER 30,   DECEMBER 31,  MARCH 31, 2001 SEPTEMBER 30,     SEPTEMBER 30,
    -------------   ------------  -------------- --------------    -------------
        1998           1997*       (UNAUDITED)    2000    1999        1998**
--------------------------------------------------------------------------------
       $ 12.82        $ 12.38         $11.52     $11.69  $12.28       $12.83
       -------        -------         ------     ------  ------       ------
          0.66           0.84(d)        0.45       0.86    0.92(d)      0.47
         (0.77)          0.65          (0.40)     (0.16)  (0.06)       (0.62)
       -------        -------         ------     ------  ------       ------
         (0.11)          1.49           0.05       0.70    0.86        (0.15)
       -------        -------         ------     ------  ------       ------
         (0.42)         (0.83)         (0.70)     (0.87)  (0.93)       (0.40)
          0.00          (0.22)          0.00       0.00   (0.52)        0.00
       -------        -------         ------     ------  ------       ------
         (0.42)         (1.05)         (0.70)     (0.87)  (1.45)       (0.40)
       -------        -------         ------     ------  ------       ------
       $ 12.29        $ 12.82         $10.87     $11.52  $11.69       $12.28
       =======        =======         ======     ======  ======       ======
          (1.1)          12.4            0.5        6.2     7.1         (1.3)
       $53,908        $33,240         $4,733     $3,736  $1,548       $  630
          1.00           1.00           1.25       1.25    1.25         1.25
          1.06           1.20           1.75       1.98    2.38         6.32
          7.13           7.09           8.24       7.90    7.66         7.45
            24             41             12         17      33           24

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND

                                             Institutional Class
                                 ------------------------------------------------
                                   SIX MONTHS                        NINE MONTHS
                                     ENDED        YEAR ENDED            ENDED
                                 MARCH 31, 2001  SEPTEMBER 30,      SEPTEMBER 30,
                                 -------------- ------------------  -------------
                                  (UNAUDITED)    2000       1999        1998
---------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $ 10.93     $ 12.60    $ 11.93     $ 11.83
                                    -------     -------    -------     -------
INCOME FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)          0.39        0.76(d)    0.79        0.53
 Net realized and unrealized
  gain (loss) on investments          (0.02)      (1.33)      0.87       (0.43)
                                    -------     -------    -------     -------
 Total from investment
  operations                           0.37       (0.57)      1.66        0.10
                                    -------     -------    -------     -------
LESS DISTRIBUTIONS--
 Dividends from net investment
  income                              (0.60)      (0.67)     (0.70)       0.00
 Distributions in excess of net
  investment income                    0.00        0.00       0.00        0.00
 Distributions from net
  realized capital gains              (0.04)      (0.43)     (0.29)       0.00
                                    -------     -------    -------     -------
 Total distributions                  (0.64)      (1.10)     (0.99)       0.00
                                    -------     -------    -------     -------
Net asset value, end of period      $ 10.66     $ 10.93    $ 12.60     $ 11.93
                                    =======     =======    =======     =======
Total return (%)(a)                     3.6        (5.0)      14.2         0.9
Net assets, end of period (000)     $36,637     $37,035    $34,154     $29,860
Ratios to average net assets:
 Net expenses (%)(b)(c)                0.90        0.90       0.90        0.90
 Gross expenses (%)(c)                 1.12        1.12       1.10        1.18
 Net investment income (loss)
  (%)(c)                               7.03        6.64       6.32        6.00
Portfolio turnover rate (%)              20          17         42          28

* From commencement of class operations on January 2, 1997 through December 31, 1997.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

     Institutional
         Class                               Retail Class
    ------------------ --------------------------------------------------------------
                         SIX MONTHS                         NINE MONTHS
      YEAR ENDED           ENDED        YEAR ENDED             ENDED     PERIOD ENDED
     DECEMBER 31,      MARCH 31, 2001 SEPTEMBER 30,        SEPTEMBER 30, DECEMBER 31,
    ------------------ -------------- -----------------    ------------- ------------
     1997      1996     (UNAUDITED)    2000       1999         1998         1997*
-------------------------------------------------------------------------------------
    $ 12.35   $ 11.39     $ 10.91     $ 12.57    $11.91       $11.83        $12.35
    -------   -------     -------     -------    ------       ------        ------
       0.71      0.44        0.35        0.73(d)   0.76(d)      0.44          0.63(d)
      (0.42)     1.27        0.00       (1.32)     0.86        (0.36)        (0.37)
    -------   -------     -------     -------    ------       ------        ------
       0.29      1.71        0.35       (0.59)     1.62         0.08          0.26
    -------   -------     -------     -------    ------       ------        ------
      (0.69)    (0.75)      (0.57)      (0.64)    (0.67)        0.00         (0.69)
      (0.12)     0.00        0.00        0.00      0.00         0.00         (0.09)
       0.00      0.00       (0.04)      (0.43)    (0.29)        0.00          0.00
    -------   -------     -------     -------    ------       ------        ------
      (0.81)    (0.75)      (0.61)      (1.07)    (0.96)        0.00         (0.78)
    -------   -------     -------     -------    ------       ------        ------
    $ 11.83   $ 12.35     $ 10.65     $ 10.91    $12.57       $11.91        $11.83
    =======   =======     =======     =======    ======       ======        ======
        2.3      15.0         3.5        (5.2)     13.8          0.7           2.0
    $28,401   $26,513     $10,730     $11,721    $7,106       $6,376        $4,694
       0.90      1.50        1.15        1.15      1.15         1.15          1.15
       1.22      1.77        1.50        1.51      1.61         1.78          2.44
       5.88      6.37        6.77        6.41      6.08         5.77          5.60
         75       131          20          17        42           28            75

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                        Institutional Class
                                                        -------------------
                                                            SIX MONTHS
                                                               ENDED
                                                          MARCH 31, 2001
                                                        -------------------
                                                            (UNAUDITED)
---------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.80
                                                              -------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                    0.50
 Net realized and unrealized gain (loss) on investments         (0.79)
                                                              -------
 Total from investment operations                               (0.29)
                                                              -------
LESS DISTRIBUTIONS--
 Dividends from net investment income                           (0.80)
 Distributions from net realized capital gains                   0.00
                                                              -------
 Total distributions                                            (0.80)
                                                              -------
Redemption fees                                                  0.00 (e)
                                                              -------
Net asset value, end of period                                $  7.71
                                                              =======
Total return (%)(a)                                              (3.4)
Net assets, end of period (000)                               $34,082
Ratios to average net assets:
 Net expenses (%)(b)(c)                                          0.75
 Gross expenses (%)(c)                                           1.31
 Net investment income (loss) (%)(c)                            12.85
Portfolio turnover rate (%)                                        19

 *   Commencement of Fund operations on September 11,
     1996
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e)  Amount is less than $0.01 per share.

                           Institutional Class
    -----------------------------------------------------------------------------
                                  NINE MONTHS           YEAR            PERIOD
        YEAR ENDED                   ENDED             ENDED            ENDED
       SEPTEMBER 30,             SEPTEMBER 30,      DECEMBER 31,     DECEMBER 31,
     -----------------------     -------------      ------------     ------------
      2000           1999            1998               1997            1996*
---------------------------------------------------------------------------------
     $  8.61        $  8.17         $10.12             $10.11           $10.00
     -------        -------         ------             ------           ------
        1.01           0.91           0.78 (d)           0.83             0.20
        0.15           0.68          (2.28)              0.27             0.11
     -------        -------         ------             ------           ------
        1.16           1.59          (1.50)              1.10             0.31
     -------        -------         ------             ------           ------
       (0.97)         (0.96)         (0.46)             (0.86)           (0.20)
        0.00 (e)      (0.21)          0.00              (0.26)            0.00
     -------        -------         ------             ------           ------
       (0.97)         (1.17)         (0.46)             (1.12)           (0.20)
     -------        -------         ------             ------           ------
        0.00 (e)       0.02           0.01               0.03             0.00
     -------        -------         ------             ------           ------
     $  8.80        $  8.61         $ 8.17             $10.12           $10.11
     =======        =======         ======             ======           ======
        14.3           21.0          (15.6)              11.4              3.1
     $24,129        $20,150         $6,624             $5,266           $1,939
        0.75           0.75           0.75               0.75             0.75
        1.32           1.81           2.42               3.81            12.06
       11.62          11.61          10.54               8.96             8.85
          30             24             33                 68                0

FINANCIAL HIGHLIGHTS
INTERMEDIATE MATURITY BOND FUND


                                                           Institutional Class
                                                           -------------------

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2001
                                                           -------------------
                                                               (UNAUDITED)
------------------------------------------------------------------------------
Net asset value, beginning of period                             $  9.58
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                                       0.31
 Net realized and unrealized gain (loss) on investments             0.32
                                                                 -------
 Total from investment operations                                   0.63
                                                                 -------
LESS DISTRIBUTIONS--
 Dividends from net investment income                              (0.51)
 Distributions in excess of net investment income                   0.00
 Distributions from net realized capital gains                      0.00
                                                                 -------
 Total distributions                                               (0.51)
                                                                 -------
Net asset value, end of period                                   $  9.70
                                                                 =======
Total return (%)(a)                                                  6.8
Net assets, end of period (000)                                  $13,009
Ratios to average net assets:
 Net expenses (%)(b)(c)                                             0.54
 Gross expenses (%)(c)                                              1.86
 Net investment income (loss) (%)(c)                                7.03
Portfolio turnover rate (%)                                           11

* Commencement of fund operations on January 2, 1997 through December 31, 1997.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                            Institutional Class
    ---------------------------------------------------------------------------------------
                                                NINE MONTHS
      YEAR ENDED SEPTEMBER                         ENDED                      PERIOD ENDED
              30,                              SEPTEMBER 30,                  DECEMBER 31,
     -------------------------                 -------------                  ------------
      2000              1999                       1998                          1997*
-------------------------------------------------------------------------------------------
     $  9.56           $10.06                     $10.03                         $10.00
     -------           ------                     ------                         ------
        0.64             0.67                       0.51 (d)                       0.64 (d)
        0.02            (0.38)                     (0.16)                          0.00
     -------           ------                     ------                         ------
        0.66             0.29                       0.35                           0.64
     -------           ------                     ------                         ------
       (0.64)           (0.70)                     (0.32)                         (0.56)
        0.00             0.00                       0.00                          (0.03)
        0.00            (0.09)                      0.00                          (0.02)
     -------           ------                     ------                         ------
       (0.64)           (0.79)                     (0.32)                         (0.61)
     -------           ------                     ------                         ------
     $  9.58           $ 9.56                     $10.06                         $10.03
     =======           ======                     ======                         ======
         7.3              3.0                        3.5                            6.4
     $11,239           $8,978                     $8,601                         $6,305
        0.55             0.55                       0.55                           0.55
        1.67             1.92                       2.27                           3.66
        6.91             6.98                       6.71                           6.38
          32               16                         32                            119

FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND


                                                   Institutional Class
                                               -------------------------------
                                                 SIX MONTHS
                                                   ENDED       YEAR ENDED
                                               MARCH 31, 2001 SEPTEMBER 30,
                                               -------------- ----------------
                                                (UNAUDITED)    2000      1999
-------------------------------------------------------------------------------
Net asset value, beginning of period               $ 9.92     $ 9.96    $10.28
                                                   ------     ------    ------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                        0.30       0.73(d)   0.76
 Net realized and unrealized gain (loss) on
  investments                                        0.26      (0.05)    (0.12)
                                                   ------     ------    ------
 Total from investment operations                    0.56       0.68      0.64
                                                   ------     ------    ------
LESS DISTRIBUTIONS--
 Dividends from net investment income               (0.30)     (0.72)    (0.70)
 Distributions in excess of net investment
  income                                             0.00       0.00      0.00
 Distributions from net realized capital gains       0.00       0.00     (0.26)
                                                   ------     ------    ------
 Total distributions                                (0.30)     (0.72)    (0.96)
                                                   ------     ------    ------
Net asset value, end of period                     $10.18     $ 9.92    $ 9.96
                                                   ======     ======    ======
Total return (%)(a)                                   5.7        7.2       6.5
Net assets, end of period (000)                    $6,277     $2,905    $2,427
Ratios to average net assets:
 Net expenses (%)(b)(c)                              0.55       0.55      0.55
 Gross expenses (%)(c)                               1.68       3.23      2.87
 Net investment income (loss) (%)(c)                 6.49       7.35      6.83
Portfolio turnover rate (%)                            12         23        42

* Commencement of fund operations on January 2, 1997 through December 31, 1997.
** Commencement of class operations on May 24, 1999 through September 30, 1999.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Total return does not include the effect of any front end sales charges for the J Class.

        Institutional Class                        J Class
     -------------------------------------------------------------------------
      NINE MONTHS       PERIOD      SIX MONTHS                      PERIOD
         ENDED          ENDED         ENDED        YEAR ENDED        ENDED
     SEPTEMBER 30,   DECEMBER 31, MARCH 31, 2001  SEPTEMBER 30,  SEPTEMBER 30,
     -------------   ------------ --------------  -------------  -------------
         1998           1997*      (UNAUDITED)        2000          1999**
--------------------------------------------------------------------------------
        $10.59          $10.00       $  9.91         $  9.95        $ 10.29
        ------          ------       -------         -------        -------
          0.52            0.65          0.28            0.65 (d)       0.21
         (0.50)           0.77          0.25           (0.04)         (0.36)
        ------          ------       -------         -------        -------
          0.02            1.42          0.53            0.61          (0.15)
        ------          ------       -------         -------        -------
         (0.33)          (0.63)        (0.27)          (0.65)         (0.19)
          0.00           (0.08)         0.00            0.00           0.00
          0.00           (0.12)         0.00            0.00           0.00
        ------          ------       -------         -------        -------
         (0.33)          (0.83)        (0.27)          (0.65)         (0.19)
        ------          ------       -------         -------        -------
        $10.28          $10.59       $ 10.17         $  9.91        $  9.95
        ======          ======       =======         =======        =======
           0.0            14.5           5.4 (e)         6.4 (e)       (1.5) (e)
        $2,778          $2,445       $53,914         $30,264        $16,307
          0.55            0.55          1.30            1.30           1.30
          4.19            7.59          1.89            2.97           2.16
          6.68            6.74          5.80            6.59           6.11
            48             112            12              23             42

FINANCIAL HIGHLIGHTS
SHORT-TERM BOND FUND


                                                  Institutional Class
                                            --------------------------------
                                              SIX MONTHS
                                                 ENDED        YEAR ENDED
                                            MARCH 31,  2001  SEPTEMBER 30,
                                            --------------- ----------------
                                              (UNAUDITED)    2000     1999
-----------------------------------------------------------------------------
Net asset value, beginning of period            $  9.43     $  9.51  $  9.96
                                                -------     -------  -------
INCOME FROM INVESTMENT OPERATIONS--
 Net investment income (loss)                      0.37        0.64     0.62
 Net realized and unrealized gain (loss) on
  investments                                      0.00       (0.08)   (0.45)
                                                -------     -------  -------
 Total from investment operations                  0.37        0.56     0.17
                                                -------     -------  -------
LESS DISTRIBUTIONS--
 Dividends from net investment income             (0.37)      (0.64)   (0.62)
                                                -------     -------  -------
Net asset value, end of period                  $  9.43     $  9.43  $  9.51
                                                =======     =======  =======
Total return (%)(a)                                 4.0         6.2      1.8
Net assets, end of period (000)                 $21,843     $29,211  $26,849
Ratio to average net assets:
 Net expenses (%)(b)(c)                            0.50        0.44     0.27
 Gross expenses (%)(c)                             1.03        0.80     0.87
 Net investment income (loss) (%)(c)               7.86        6.83     6.38
Portfolio turnover rate (%)                          38          92       81

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.

                              Institutional Class
     ---------------------------------------------------------------------------------------------
      NINE MONTHS
         ENDED
     SEPTEMBER 30,                             YEAR ENDED DECEMBER 31,
     -------------                       ----------------------------------------------------------------------------
         1998                             1997                                             1996
---------------------------------------------------------------------------------------------------------------------
        $  9.75                          $  9.70                                          $  9.81
        -------                          -------                                          -------
           0.44                             0.61                                             0.55
           0.21                             0.06                                            (0.11)
        -------                          -------                                          -------
           0.65                             0.67                                             0.44
        -------                          -------                                          -------
          (0.44)                           (0.62)                                           (0.55)
        -------                          -------                                          -------
        $  9.96                          $  9.75                                          $  9.70
        =======                          =======                                          =======
            6.8                              7.1                                              4.7
        $27,288                          $18,792                                          $18,229
           0.50                             0.50                                             1.00
           0.83                             1.19                                             1.17
           5.94                             6.34                                             5.69
             47                               91                                              120

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND

                                                Institutional Class
                                      -----------------------------------------
                                        SIX MONTHS
                                          ENDED
                                      MARCH 31, 2001 YEAR ENDED SEPTEMBER 30,
                                      -------------- --------------------------
                                       (UNAUDITED)       2000          1999
--------------------------------------------------------------------------------
Net asset value, beginning of period     $ 10.62     $      10.38  $      11.41
                                         -------     ------------  ------------
INCOME FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)               0.30             0.68          0.65
 Net realized and unrealized gain
  (loss) on investments                     0.53             0.22         (1.03)
                                         -------     ------------  ------------
 Total from investment operations           0.83             0.90         (0.38)
                                         -------     ------------  ------------
LESS DISTRIBUTIONS--
 Dividends from net investment income      (0.46)           (0.66)        (0.65)
                                         -------     ------------  ------------
Net asset value, end of period           $ 10.99     $      10.62  $      10.38
                                         =======     ============  ============
Total return (%)(a)                          7.9              9.1          (3.5)
Net assets, end of period (000)          $14,658     $     11,495  $     16,141
Ratio to average net assets:
 Net expenses (%)(b)(c)                     0.50             0.50          0.52
 Gross expenses (%)(c)                      1.43             1.24          1.03
 Net investment income (loss) (%)(c)        5.69             6.17          5.75
Portfolio turnover rate (%)                   39               86            75

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)   Annualized for periods less than one year.

                              Institutional Class
     ---------------------------------------------------------------------------------------------
      NINE MONTHS
         ENDED
     SEPTEMBER 30,                             YEAR ENDED DECEMBER 31,
     -------------                       ----------------------------------------------------------------------------
         1998                             1997                                             1996
---------------------------------------------------------------------------------------------------------------------
        $ 10.70                          $ 10.08                                          $ 10.64
        -------                          -------                                          -------
           0.43                             0.63                                             0.68
           0.58                             0.61                                            (0.57)
        -------                          -------                                          -------
           1.01                             1.24                                             0.11
        -------                          -------                                          -------
          (0.30)                           (0.62)                                           (0.67)
        -------                          -------                                          -------
        $ 11.41                          $ 10.70                                          $ 10.08
        =======                          =======                                          =======
            9.6                             12.7                                              1.3
        $29,246                          $17,668                                          $14,192
           0.60                             0.60                                             1.00
           0.97                             1.23                                             1.19
           5.61                             6.29                                             6.23
             84                              156                                              137

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1. The Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

 FIXED INCOME FUNDS                            EQUITY FUNDS
 ------------------                            ------------
 Loomis Sayles Bond Fund                       Loomis Sayles Aggressive Growth
                                               Fund
 Loomis Sayles Global Bond Fund                Loomis Sayles Emerging Markets
                                               Fund
 Loomis Sayles High Yield Fund                 Loomis Sayles Global Technology
                                               Fund
 Loomis Sayles Intermediate Maturity Bond Fund Loomis Sayles Growth Fund
 Loomis Sayles Investment Grade Bond Fund      Loomis Sayles International
                                               Equity Fund
 Loomis Sayles Managed Bond Fund               Loomis Sayles Research Fund
 Loomis Sayles Short-Term Bond Fund            Loomis Sayles Small Cap Growth
                                               Fund
 Loomis Sayles U.S. Government Securities Fund Loomis Sayles Small Cap Value
                                               Fund
                                               Loomis Sayles Value Fund
                                                (formerly Loomis Sayles Core
                                                Value Fund)
                                               Loomis Sayles Worldwide Fund

The financial statements of Loomis Sayles Managed Bond and Equity Funds are presented separately.

On December 18, 2000, the Loomis Sayles Municipal Bond Fund ceased investment operations under a plan of liquidation. The Intermediate Maturity Bond Fund, Investment Grade Bond Fund and Short-Term Bond Fund Retail Class Shares were recapitalized into Institutional Shares on December 18, 2000 and have ceased to offer Retail Class shares.

The Global Bond Fund offers Institutional and Retail Class shares. The High Yield, Intermediate Maturity Bond, Short-Term Bond and U.S. Government Securities Funds only offer Institutional Class shares. The Bond Fund offers Institutional, Retail and Admin Class shares and the Investment Grade Bond Fund offers Institutional and J Class shares. Each class of shares has an equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail, Admin and J Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

Purchases of the J Class shares are subject to a maximum sales charge of 3.50% and are only offered to non-U.S. investors.

MARCH 31, 2001 (UNAUDITED)


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fixed Income Funds:

A. SECURITY VALUATION| Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which quotations are readily available are valued at their last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS| The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS| The books and records of each of the Funds (including those Funds that invest in foreign investments) are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

MARCH 31, 2001 (UNAUDITED)


Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year-end resulting from changes in exchange rates.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund (except the U.S. Government Securities Fund) may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS| Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts to protect investments against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2001, the Global Bond Fund had the following open forward foreign currency exchange contracts:

MARCH 31, 2001 (UNAUDITED)


                                 LOCAL    AGGREGATE             UNREALIZED
                     DELIVERY  CURRENCY      FACE     TOTAL    APPRECIATION
                       DATE     AMOUNT      AMOUNT    VALUE   (DEPRECIATION)
                     -------- ----------- ---------- -------- --------------
Japanese Yen (sell)  04/27/01 109,000,000 $1,034,254 $869,005    $165,249
Japanese Yen (buy)   04/27/01   9,000,000     83,465   71,753     (11,712)
Japanese Yen (buy)   04/27/01   3,500,000     31,194   27,904      (3,290)
Japanese Yen (buy)   04/27/01  96,500,000    831,352  769,348     (62,004)
                                                                 --------
                                                                 $ 88,243
                                                                 ========

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES| Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net realized gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based on relative net assets. Investment income, realized and unrealized gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

F. FEDERAL INCOME TAXES| Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

At March 31, 2001, the Bond Fund had available a capital loss carryforward of $22,334,749, which will expire on September 30, 2008. The High Yield Fund had available a capital loss carryforward of $567,081, which will expire on September 30, 2008. The Intermediate Maturity Bond Fund had available a capital loss carryforward of $244,698, which will expire on September 30, 2008. The Investment Grade Bond Fund had available a capital loss carryforward of $118,090, which will expire on September 30, 2008. The Short-Term Bond Fund had available a capital loss carryforward of $544,698, of which $73,004 will expire on September 30, 2002, $288,590 will expire on September 30, 2004 and $183,104 will expire on September 30, 2008. The U.S. Government Securities Fund had available a capital loss carryforward of $430,335, of which $388,287 will expire on September 30, 2004 and $42,048 will expire on September 30, 2008. The capital losses are intended to be used to offset future capital gains.

The Bond Fund, High Yield Fund, Investment Grade Bond Fund, Intermediate Maturity Fund, Short-Term Bond Fund and U.S. Government Securities Fund elected to defer post October losses of $2,015,781, $25,297, $112,154, $24,112,
$472,957 and $363,364, respectively.

MARCH 31, 2001 (UNAUDITED)


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS| The Short-Term Bond Fund declares dividends daily to shareholders of record at the time and pays dividends monthly. The Investment Grade Bond Fund declares and pays its net investment income to shareholders monthly. The Bond, High Yield, Intermediate Maturity Bond, and U.S. Government Securities Funds declare and pay their net investment income quarterly. The Global Bond Fund declares and pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, capital loss carryforwards, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

H. REDEMPTION FEES| Shares held in the High Yield Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed.

I. ORGANIZATION EXPENSE| Organization costs incurred by the High Yield Fund are being amortized over 60 months.

2. PURCHASES AND SALES OF INVESTMENTS| (excluding short-term investments) for each Fund for the six months ended March 31, 2001 were as follows:

                                                              PURCHASES
                                                       ------------------------
                                                          U.S.
                                                       GOVERNMENT     OTHER
                                                       ----------- ------------
Bond Fund............................................. $38,523,245 $167,382,735
Global Bond Fund......................................   1,014,492    8,518,947
High Yield Fund.......................................           0   17,031,174
Intermediate Maturity Bond Fund.......................     285,338    1,141,035
Investment Grade Bond Fund............................  15,899,040   15,668,735
Short-Term Bond Fund..................................   6,718,571    3,591,395
U.S. Government Securities Fund.......................   7,892,362            0

                                                                SALES
                                                       ------------------------
                                                          U.S.
                                                       GOVERNMENT     OTHER
                                                       ----------- ------------
Bond Fund............................................. $39,357,061 $224,618,009
Global Bond Fund......................................     516,055    9,683,308
High Yield Fund.......................................           0    4,840,216
Intermediate Maturity Bond Fund.......................      54,450    1,762,922
Investment Grade Bond Fund............................   4,511,473    1,179,040
Short-Term Bond Fund..................................   7,027,813   11,611,689
U.S. Government Securities Fund.......................   4,995,094            0

MARCH 31, 2001 (UNAUDITED)


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES| During the six months ended March 31, 2001, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. (formerly, Nvest Companies, L.P.), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS") (formerly CDC Asset Management). CDC IXIS is part of the Caisse des et Depots Consignations. Separate management agreements for each Fund in effect during the six months ended March 31, 2001 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2002, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund to the following percentage rate of the Fund's average daily net assets:

                                        MAXIMUM EXPENSE RATIOS
                              ------------------------------------------------
                              MANAGEMENT INSTITUTIONAL RETAIL      ADMIN   J
FUND                             FEES        CLASS     CLASS       CLASS CLASS
----                          ---------- ------------- ------      ----- -----
Bond Fund....................   0.60%        0.75%     1.00%       1.25%   --
Global Bond Fund.............   0.60%        0.90%     1.15%         --    --
High Yield Fund..............   0.60%        0.75%       --          --    --
Intermediate Maturity Bond
 Fund (1)....................   0.30%        0.45%     0.80%(/2/)    --    --
Investment Grade Bond Fund...   0.40%        0.55%     0.80%(/2/)    --  1.30%
Short-Term Bond Fund.........   0.25%        0.50%     0.75%(/2/)    --    --
U.S. Government Securities
 Fund........................   0.30%        0.50%       --          --    --

(1) Effective February 5, 2001, the Board of Trustees voted to amend the advisory agreement for the Intermediate Maturity Bond Fund to reduce management fees payable thereunder from 0.40% to 0.30% and reduce the maximum expense ratio for the Institutional Class from 0.55% to 0.45%.
(2) Class liquidated on December 18, 2000.

Retail Class and Admin Class shares are subject to distribution fees payable to Loomis Sayles Distributors L.P. (the "Distributor", a subsidiary of Loomis Sayles) at an annual rate of 0.25% of the respective Class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a shareholder service fee payable to the Distributor at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class. The J Class shares are subject to a shareholder service fee at an annual rate of 0.25% and a distribution fee payable to the Distributor at an annual rate of 0.50% of the respective Class' average net assets, pursuant to a shareholder service and distribution plan adopted under Rule 12b-1. Retail, Admin and J Class shares have exclusive voting rights with respect to their distribution plans.

MARCH 31, 2001 (UNAUDITED)


The Institutional, Retail, and J Classes of shares of the Funds may pay the Distributor sub-transfer agency and shareholder servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their expense limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares directly. As of March 31, 2001, there were no sub-transfer agency and shareholder servicing fees paid under this agreement.

Loomis Sayles charges an administrative fee related to Loomis Sayles' performance of certain administrative services to the Funds. For the six-months ended March 31, 2001, the following amounts were incurred by the Funds:

     FUND                                     AMOUNT
     ----                                    --------
     Bond Fund.............................. $299,597
     Global Bond Fund.......................    8,451
     High Yield Fund........................    4,692
     Intermediate Maturity Bond Fund........    2,311
     Investment Grade Bond Fund.............    8,532
     Short-Term Bond Fund...................    5,207
     U.S. Government Securities Fund........    2,333

A. TRUSTEES FEES AND EXPENSES| The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Asset Management North America, L.P. or their affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS| At March 31, 2001, the Loomis Sayles Distributor, L.P. held 20,860 shares of the U.S. Government Securities Fund. In addition, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan") and the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement Plan and Loomis Sayles Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                                                      DEFINED
                                                           PENSION  CONTRIBUTION
FUND                                                        PLAN       PLANS
----                                                      --------- ------------
Bond Fund................................................ 1,019,682   983,043
Global Bond Fund.........................................   775,784   169,145
High Yield Fund..........................................   457,385   785,059
Intermediate Maturity Bond Fund..........................   545,432   181,576
Investment Grade Bond Fund...............................         0   242,971
Short-Term Bond Fund.....................................   235,106   275,969
U.S. Government Securities Fund..........................   191,246   347,144

MARCH 31, 2001 (UNAUDITED)


4. BENEFICIAL INTEREST| The following Funds have shareholders owning beneficially or of record 10% or more outstanding shares as of March 31, 2001.

                                                    10% OR GREATER SHAREHOLDERS
                                                    ----------------------------
                                                         # OF          % OF
FUND                                                 SHAREHOLDERS   SHARES HELD
----                                                -------------- -------------
High Yield Fund....................................       1             12%

5. CREDIT RISK| The Bond Fund may invest up to 35%, the High Yield Fund will normally invest at least 65%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, and the Intermediate Maturity Bond and the Investment Grade Bond Funds each may invest up to 10% of its assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

6. LINE OF CREDIT| The Trust has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.450%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the six months ended March 31, 2001, the Funds had no borrowings under the agreement.

MARCH 31, 2001 (UNAUDITED)

7. CAPITAL SHARE TRANSACTIONS| The tables below summarize the transactions in Fund shares for the periods indicated:

                                       LOOMIS SAYLES BOND FUND
                         ------------------------------------------------------
                             SIX MONTHS ENDED               YEAR ENDED
                              MARCH 31, 2001            SEPTEMBER 30, 2000
                         --------------------------  --------------------------
INSTITUTIONAL CLASS        SHARES        AMOUNT        SHARES        AMOUNT
SHARES                     ------        ------        ------        ------
Issued from the sale of
 shares.................  21,353,202  $ 238,861,557   53,630,911  $ 622,694,086
Issued in connection
 with the reinvestment
 of distributions.......   8,507,228     93,110,151    9,506,821    109,612,134
Redeemed................ (30,558,759)  (339,521,896) (50,051,911)  (579,363,005)
                         -----------  -------------  -----------  -------------
Net change..............    (698,329) $  (7,550,188)  13,085,821  $ 152,943,215
                         ===========  =============  ===========  =============

                           SHARES        AMOUNT        SHARES        AMOUNT
RETAIL CLASS SHARES        ------        ------        ------        ------
Issued from the sale of
 shares.................   2,451,400  $  27,411,498    4,322,019  $  50,092,646
Issued in connection
 with the reinvestment
 of distributions.......     439,003      4,801,967      403,433      4,651,344
Redeemed................  (1,653,495)   (18,421,375)  (2,699,392)   (31,289,929)
                         -----------  -------------  -----------  -------------
Net change..............   1,236,908  $  13,792,090    2,026,060  $  23,454,061
                         ===========  =============  ===========  =============

                           SHARES        AMOUNT        SHARES        AMOUNT
ADMIN CLASS SHARES         ------        ------        ------        ------
Issued from the sale of
 shares.................     223,509  $   2,505,666      302,105  $   3,480,486
Issued in connection
 with the reinvestment
 of distributions.......      19,975        218,260       15,123        174,399
Redeemed................    (132,318)    (1,476,499)    (125,249)    (1,436,167)
                         -----------  -------------  -----------  -------------
Net change..............     111,166  $   1,247,427      191,979  $   2,218,718
                         ===========  =============  ===========  =============

MARCH 31, 2001 (UNAUDITED)

                                     LOOMIS SAYLES GLOBAL BOND FUND
                               ----------------------------------------------
                                 SIX MONTHS ENDED           YEAR ENDED
                                  MARCH 31, 2001        SEPTEMBER 30, 2000
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
INSTITUTIONAL CLASS SHARES      ------      ------      ------      ------
Issued from the sale of
 shares.......................   122,155  $ 1,321,785    779,416  $ 8,859,434
Issued in connection with the
 reinvestment of
 distributions................   204,181    2,102,272    246,308    2,903,411
Redeemed......................  (278,490)  (2,974,069)  (348,281)  (3,985,913)
                               ---------  -----------  ---------  -----------
Net change....................    47,846  $   449,988    677,443  $ 7,776,932
                               =========  ===========  =========  ===========

                                SHARES      AMOUNT      SHARES      AMOUNT
RETAIL CLASS SHARES             ------      ------      ------      ------
Issued from the sale of
 shares.......................   140,009  $ 1,494,244    688,653  $ 7,873,425
Issued in connection with the
 reinvestment of
 distributions................    65,577      675,095     54,411      640,845
Redeemed......................  (272,933)  (2,932,276)  (233,549)  (2,659,436)
                               ---------  -----------  ---------  -----------
Net change....................   (67,347) $  (762,937)   509,515  $ 5,854,834
                               =========  ===========  =========  ===========

                                      LOOMIS SAYLES HIGH YIELD FUND
                               ----------------------------------------------
                                 SIX MONTHS ENDED           YEAR ENDED
                                  MARCH 31, 2001        SEPTEMBER 30, 2000
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
INSTITUTIONAL CLASS SHARES      ------      ------      ------      ------
Issued from the sale of
 shares....................... 1,821,602  $14,855,005  1,021,535  $ 8,958,914
Issued in connection with the
 reinvestment of
 distributions................   281,618    2,233,725    248,384    2,133,342
Redeemed......................  (422,170)  (3,448,109)  (868,408)  (7,620,148)
                               ---------  -----------  ---------  -----------
Net change.................... 1,681,050  $13,640,621    401,511  $ 3,472,108
                               =========  ===========  =========  ===========

                                LOOMIS SAYLES INTERMEDIATE MATURITY BOND
                                                  FUND
                               ----------------------------------------------
                                 SIX MONTHS ENDED           YEAR ENDED
                                  MARCH 31, 2001        SEPTEMBER 30, 2000
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
INSTITUTIONAL CLASS SHARES      ------      ------      ------      ------
Issued from the sale of
 shares.......................   352,840  $ 3,314,920    348,747  $ 3,259,080
Issued in connection with the
 reinvestment of
 distributions................    63,494      599,228     70,541      661,094
Redeemed......................  (249,116)  (2,371,893)  (185,301)  (1,738,759)
                               ---------  -----------  ---------  -----------
Net change....................   167,218  $ 1,542,255    233,987  $ 2,181,415
                               =========  ===========  =========  ===========
                                SHARES*     AMOUNT*     SHARES      AMOUNT
RETAIL CLASS SHARES             -------     -------     ------      ------
Issued from the sale of
 shares.......................    25,887  $   247,535    265,857  $ 2,519,869
Issued in connection with the
 reinvestment of
 distributions................     7,054       65,756     11,044      103,428
Redeemed......................  (249,114)  (2,331,813)  (247,157)  (2,344,470)
                               ---------  -----------  ---------  -----------
Net change....................  (216,173) $(2,018,522)    29,744  $   278,827
                               =========  ===========  =========  ===========


* The Intermediate Maturity Bond Fund Retail Class was liquidated on December 18, 2000.

MARCH 31, 2001 (UNAUDITED)


                               LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                MARCH 31, 2001          SEPTEMBER 30, 2000
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
INSTITUTIONAL CLASS SHARES    ------       ------       ------       ------
Issued from the sale of
 shares...................     390,926  $  4,070,044     197,500  $  1,925,607
Issued in connection with
 the reinvestment of
 distributions............      12,448       126,057      14,821       145,869
Redeemed..................     (79,772)     (811,547)   (163,038)   (1,620,957)
                            ----------  ------------  ----------  ------------
Net change................     323,602  $  3,384,554      49,283  $    450,519
                            ==========  ============  ==========  ============

                             SHARES*      AMOUNT*       SHARES       AMOUNT
RETAIL CLASS SHARES          -------      -------       ------       ------
Issued from the sale of
 shares...................      14,085  $    138,096      88,906  $    878,137
Issued in connection with
 the reinvestment of
 distributions............       3,277        32,113      11,935       117,464
Redeemed..................    (244,297)   (2,582,309)   (131,416)   (1,266,523)
                            ----------  ------------  ----------  ------------
Net change................    (226,935) $ (2,412,100)    (30,575) $   (270,922)
                            ==========  ============  ==========  ============

                              SHARES       AMOUNT       SHARES       AMOUNT
J CLASS SHARES                ------       ------       ------       ------
Issued from the sale of
 shares...................   4,514,300  $ 45,431,715   1,982,500  $ 19,649,401
Issued in connection with
 the reinvestment of
 distributions............           0             0           0             0
Redeemed..................  (2,266,000)  (23,186,422)   (567,740)   (5,592,776)
                            ----------  ------------  ----------  ------------
Net change................   2,248,300  $ 22,245,293   1,414,760  $ 14,056,625
                            ==========  ============  ==========  ============

* The Investment Grade Bond Fund Retail Class was liquidated on December 18,
  2000.

                                  LOOMIS SAYLES SHORT-TERM BOND FUND
                            --------------------------------------------------
                               SIX MONTHS ENDED             YEAR ENDED
                                MARCH 31, 2001          SEPTEMBER 30, 2000
                            ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT
INSTITUTIONAL CLASS SHARES    ------       ------       ------       ------
Issued from the sale of
 shares...................   1,072,300  $ 10,059,408   3,247,938  $ 30,520,944
Issued in connection with
 the reinvestment of
 distributions............     111,489     1,044,104     210,479     1,973,909
Redeemed..................  (1,965,277)  (18,509,894) (3,185,843)  (29,826,494)
                            ----------  ------------  ----------  ------------
Net change................    (781,488) $ (7,406,382)    272,574  $  2,668,359
                            ==========  ============  ==========  ============
                             SHARES*      AMOUNT*       SHARES       AMOUNT
RETAIL CLASS SHARES          -------      -------       ------       ------
Issued from the sale of
 shares...................      39,812  $    369,918      41,442  $    388,235
Issued in connection with
 the reinvestment of
 distributions............       1,057         9,807       4,436        41,651
Redeemed..................    (139,526)   (1,297,207)    (29,957)     (281,395)
                            ----------  ------------  ----------  ------------
Net change................     (98,657) $   (917,482)     15,921  $    148,491
                            ==========  ============  ==========  ============


* The Short-Term Bond Fund Retail Class was liquidated on December 18, 2000.

MARCH 31, 2001 (UNAUDITED)


                                   LOOMIS SAYLES U.S GOVERNMENT SECURITIES
                                                    FUND
                                  --------------------------------------------
                                    SIX MONTHS ENDED          YEAR ENDED
                                     MARCH 31, 2001       SEPTEMBER 30, 2000
                                  ---------------------  ---------------------
                                   SHARES     AMOUNT      SHARES     AMOUNT
INSTITUTIONAL CLASS SHARES         ------     ------      ------     ------
Issued from the sale of shares..   590,468  $ 6,445,934   310,987  $ 3,199,277
Issued in connection with the
 reinvestment of distributions..    46,651      500,164    81,141      833,836
Redeemed........................  (384,971)  (4,231,443) (865,272)  (8,865,863)
                                  --------  -----------  --------  -----------
Net change......................   252,148  $ 2,714,655  (473,144) $(4,832,750)
                                  ========  ===========  ========  ===========

8. CHANGE IN ACCOUNTING PRINCIPLE| Effective October 1, 2001, the Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The adoption of this accounting principle will have no impact on the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations.

                                      103
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 LOOMIS SAYLES FUNDS
 One Financial Center
 Boston, MA 02111
[LOGO OF LOOMIS SAYLES FUNDS]

 Telephone: 800 633-3330
 www.loomissayles.com